                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

      As filed with the Securities and Exchange Commission on March 1, 1999
    -------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 28                 |X|
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 29                         |X|
                        (Check appropriate box or boxes)

                        NATIONWIDE SEPARATE ACCOUNT TRUST
                            Total Return Fund
                            Capital Appreciation Fund
                            Government Bond Fund
                            Money Market Fund
                            Nationwide Small Company Fund
                            Nationwide Income Fund
                            Nationwide Strategic Growth Fund
                            Nationwide Strategic Value Fund
                            Nationwide Equity Income Fund
                            Nationwide High Income Bond Fund
                            Nationwide Balanced Fund
                            Nationwide Multi Sector Bond Fund
                            Nationwide Select Advisers Mid Cap Fund
                            Nationwide Small Cap Value Fund
                            Nationwide Global Equity Fund
                            Nationwide Select Advisers Small Cap Growth Fund

               (Exact Name of Registrant as Specified in Charter)

                             Three Nationwide Plaza
                              Columbus, Ohio 43215
                (Address of Principal Executive Office)(Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 249-7111

                        Send Copies of Communications to:

        Ms. Elizabeth A. Davin                      Dietrich, Reynolds & Koogler
         One Nationwide Plaza                           One Nationwide Plaza
         Columbus, Ohio 43215                           Columbus, Ohio 43215
(Name and Address of Agent for Service)

|X| It is proposed that this filing will become effective 60 days after filing pursuant to paragraph (a) (1) of Rule 485.

--------------------------------------------------------------------------------
                        NATIONWIDE SEPARATE ACCOUNT TRUST

                              TOTAL RETURN FUND
                              CAPITAL APPRECIATION FUND
                              GOVERNMENT BOND FUND
                              MONEY MARKET FUND
                              NATIONWIDE SMALL COMPANY FUND
                              NATIONWIDE INCOME FUND
                              NATIONWIDE STRATEGIC GROWTH FUND
                              NATIONWIDE STRATEGIC VALUE FUND
                              NATIONWIDE EQUITY INCOME FUND
                              NATIONWIDE HIGH INCOME BOND FUND
                              NATIONWIDE BALANCED FUND
                              NATIONWIDE MULTI SECTOR BOND FUND
                              NATIONWIDE SELECT ADVISERS MID CAP FUND
                              NATIONWIDE SMALL CAP VALUE FUND
                              NATIONWIDE GLOBAL EQUITY FUND
                              NATIONWIDE SELECT ADVISERS MID CAP FUND
--------------------------------------------------------------------------------
CROSS REFERENCE SHEET

N-1A Item No.                                                                         Location
----------------------------------------------------------------------------------------------
                                                 PART A
Item 1.              Cover Page                                                       Cover Page
Item 2.              Risk/Return Summary: Investments, Risks, and Performance         Objective; Principal Strategies;
                                                                                      Principal Risks; Performance
Item 3.              Risk/Return Summary: Fee Table                                   Fees and Expenses
                     Investment Objectives, Principal Investment Strategies, and      Objective; Principal Strategies;
Item 4.              Related Risks                                                    Principal Risks; Performance
Item 5.              Management's Discussion of Fund Performance                      *
Item 6.              Management, Organization, and Capital Structure                  Management
Item 7.              Shareholder Information                                          Buying and Selling  Fund Shares;
                                                                                      Distributions and Taxes
Item 8.              Distribution Arrangements                                        *
Item 9.              Financial Highlights Information                                 Financial Highlights

                                                 PART B

Item 10.            Cover Page and Table of Contents                                  Cover Page; Table of Contents
Item 11.            Fund History                                                      General Information and History
Item 12.            Description of the Fund and its Investment Risks                  Investment Objectives and Policies
Item 13.            Management of the Fund                                            Trustees and Officers of the Trust;
                                                                                      Investment Advisory and Other Services
Item 14.            Control Persons and Principal Holders of Securities               Major Shareholders
Item 15.            Investment Advisory and Other Services                            Investment Advisory and Other Services
Item 16.            Brokerage Allocation and Other Practices                          Brokerage Allocation
Item 17.            Capital Stock and Other Securities                                *
Item 18.            Purchase, Redemption and Pricing of Shares                        Purchase, Redemption and Pricing of

                                                                                      Shares
Item 19.            Taxation of the Fund                                              Tax Status; Other Tax Consequences;
                                                                                      Tax Consequences to Shareholders
Item 20.            Underwriters                                                      *
Item 21.            Calculation of Performance Data                                   Calculating Yield and Total Return
Item 22.            Financial Statements                                              Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

--------------------------------------------------------------------------------
* Not applicable or negative answer

NATIONWIDE SEPARATE ACCOUNT TRUST

TOTAL RETURN FUND
CAPITAL APPRECIATION FUND
GOVERNMENT BOND FUND
MONEY MARKET FUND




MAY 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

FUND SUMMARIES

This prospectus provides information about four funds offered by Nationwide Separate Account Trust, which include two stocks funds, a bond fund and a money market fund (together the "Funds"). The "Stock Funds" means both of the stock funds. "You" and "Your" refer to potential investors and current investors, including owners of variable annuity contracts and variable life insurance policies. "We," "Us" and "Our" refer to Nationwide Advisory Services, Inc.

TOTAL RETURN FUND

OBJECTIVE

The investment objective of the Fund is to obtain reasonable, long-term total return on invested capital. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES
The Fund is slightly more conservative than the Capital Appreciation Fund, since it seeks total return through a flexible combination of current income and capital appreciation. To achieve its objective, the Fund invests primarily in the common stock and convertible securities of companies with consistent earnings performance and generally intends to be fully invested in these securities.

The Fund generally looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It will typically hold the securities of no more than 70 companies at any time. It usually will sell securities if:

o        the price of the security is overvalued
o        the company's earnings are consistently lower than expected
o        more favorable opportunities are identified.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market go down. Individual stocks are affected by factors such as corporate earnings, production, management and sales. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.


SMALL NUMBER OF HOLDINGS RISK. Because the Fund typically holds fewer securities than other stock funds, the price fluctuations of any security will have a greater impact on the Fund.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURNS:

BAR CHART PLOT POINTS:

13.2%   -8.0%   38.5%    8.2%   10.9%    1.1%   29.1%   21.8%   29.4%   18.1%
1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

Best qtr.: 17.0% 4th qtr. of 1998     Worst qtr.: -13.6% 3d qtr.  of 1990


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98:

                           1 Year       5 Years     10 Years
                           ------       -------     --------

The Fund                   18.07%       19.43%       15.44%
The S&P 500 Index          28.58%       24.03%       19.17%

The Standard & Poor's 500 Index--an unmanaged index of 500 widely-held stocks of large U.S. companies--gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual funds, the S&P 500 Index does not incur expenses. If expenses were deducted, its actual returns would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

Shareholder Fees1 (paid directly from your
investment)                                          None

Annual Fund Operating Expenses (deducted from
Fund assets)

     Management Fees                                 0.59%
     Other Expenses                                  0.06%
                                                     ----
     Total Annual Fund Operating Expenses            0.65%
                                                     =====

-----------
1 Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 Year          3 years        5 years       10 Years
     ------          -------        -------       --------

      $66             $208           $362           $810

CAPITAL APPRECIATION FUND

OBJECTIVE

The Fund is designed for investors who are interested in long-term growth. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES

The Fund focuses on investments that the Fund believes will increase in value over the long run--typically three to ten years--and not short-term gain. To achieve its objective, the Fund primarily invests in the common stock of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its total assets in common stock and convertible securities and generally intends to be fully invested in these securities.

The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It will typically hold the securities of no more than 70 companies at any time. It generally will sell securities if:

o        the price of the security is overvalued
o        the company's earnings are consistently lower than expected
o        more favorable opportunities are identified.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks are affected by factors such as corporate earnings, production, management and sales. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL NUMBER OF HOLDINGS RISK. Because the Fund typically holds fewer securities than other stock funds, the price fluctuations of any security will have a greater impact on the Fund.

RISK RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURNS:

BAR CHART PLOT POINTS:

 9.6%   -0.9%   29.4%   26.1%   34.5%   30.0%
1993    1994    1995    1996    1997    1998


Best qtr.: 20.5% 4th qtr. of 1998     Worst qtr.: -9.5% 3d qtr.  of 1998


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98:

                                                    Since
                           1 Year      5 Years    Inception*

The Fund                   29.96%       23.10%      19.32%
The S&P 500 Index          28.58%       24.03%      19.88%

The Standard & Poor's 500 Index--an unmanaged index of 500 widely-held stocks of large U.S. companies--gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual funds, the S&P 500 Index does not incur expenses. If expenses were deducted, its actual returns would be lower.

*The Fund commenced operations on April 15, 1992.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

Shareholder Fees1 (paid directly from your
investment)                                          None

Annual Fund Operating Expenses (deducted from
Fund assets)

     Management Fees                                 0.60%
     Other Expenses                                  0.07%
                                                     -----
     Total Annual Fund Operating Expenses            0.67%
                                                     =====

-----------
1 Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 Year          3 years        5 years       10 Years
     ------          -------        -------       --------

      $68             $214           $373           $835

GOVERNMENT BOND FUND

OBJECTIVE

The investment objective of the Fund is to provide as high a level of income as is consistent with the preservation of capital. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES

To achieve its goal, the Fund seeks an attractive risk-adjusted total return, with an emphasis on current income. It seeks to achieve its goal by investing at least 65% of its total assets in U.S. Government and agency bonds, bills, and notes. The Fund may also invest in mortgage-backed securities issued by U.S. Government agencies. The Fund's dollar-weighted average portfolio maturity generally will be three to seven years.

To select investments that fit the Fund's objectives, the portfolio manager uses interest rate expectations, yield-curve analysis, economic forecasting, market sector analysis, and other techniques. The goal is to find obligations that present good value and pay attractive interest rates.

The Fund may also look for U.S. Government and agency securities that it believes are undervalued, with the goal of buying them at attractive prices and watching them increase in value. A security may be sold to take advantage of more favorable opportunities.

The Fund's portfolio manager will consider the duration of particular debt securities and the Fund's overall portfolio when managing the Fund. Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. The Fund will have a duration of three to six years.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

INTEREST RATE RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. An investment in the Fund will decline in value if the value of the Fund's investments decreases.

CREDIT RISK. Credit risk is the risk that the issuer of the debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes. This could lead to a greater fluctuation in the value of the Fund.

PREPAYMENT RISK. The issuers of mortgage-backed securities held by the Fund may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Changes in pre-payment rates can make the price and yield of mortgage-backed securities volatile. When mortgage and other obligations are pre-paid, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

The Fund is also subject to inflation risk and to liquidity risk, which is the risk that a bond cannot be sold, or cannot be sold quickly at an acceptable price.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURNS:

BAR CHART PLOT POINTS:

14.0%    9.5%   16.7%    7.9%    9.5%   -3.2%   18.7%    3.5%    9.7%    8.9%
1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

Best qtr.: 7.8% 2nd  qtr. of 1989     Worst qtr.: -2.8% 1st qtr. of 1994


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98:

                           1 Year       5 Years     10 Years
                           ------       -------     --------

The Fund                    8.91%        7.27%       9.35%
The Merrill Lynch           9.85%        7.21%       9.16%
Government Master Index

The Merrill Lynch Government Master Index gives a broad look at how the bond prices of U.S. government bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

Shareholder Fees1 (paid directly from your
investment)                                          None

Annual Fund Operating Expenses (deducted from
Fund assets)

     Management Fees                                 0.50%
     Other Expenses                                  0.07%
                                                     -----
     Total Annual Fund Operating Expenses            0.57%
                                                     =====



EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 Year          3 years        5 years       10 Years
     ------          -------        -------       --------

      $58             $183           $318           $714

-----------
1 Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

MONEY MARKET FUND

OBJECTIVE

The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES

The Fund seeks to achieve its investment objective by investing in high-quality money market obligations maturing in 397 days or less, including corporate obligations, U.S. Government and agency bonds, bills and notes, the obligations of foreign governments, and the obligations of U.S. banks and U.S. branches of foreign banks, if denominated in U.S. dollars. The Fund may also invest in floating and adjustable rate obligations and asset-backed commercial paper. The Fund's dollar-weighted average maturity will be 90 days or less.

The Fund invests in securities which the portfolio manager believes to have the best return potential. Because the Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs, to maintain target allocations and to take advantage of more favorable opportunities.

PRINCIPAL RISKS

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. This risk is significantly reduced due to the short-term nature of the debt securities held by the Fund. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes. This could lead to a greater fluctuation in the value of the Fund.

MONEY MARKET FUND RISK. Although the Fund's objective is to preserve capital, there can be no guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share; therefore you could lose money. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURNS:

BAR CHART PLOT POINTS:

 9.1%    8.0%    5.8%    3.4%    2.8%    3.9%    5.7%    5.1%    5.3%    5.3%
1989    1990    1991    1992    1993    1994    1995    1996    1997    1998

Best qtr.: 2.3% 1st qtr. of 1989  Worst qtr.: 0.7% 2d qtr 1993

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98:

                           1 Year       5 Years     10 Years
                           ------       -------     --------

The Fund                    5.27%        5.04%       5.42%
The Consumer Price          1.55%        2.39%       3.16%
Index

The Consumer Price Index is an index of prices that measures the change in the cost of basic goods and services over time. The Consumer Price Index is frequently used to measure inflation in the United States.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


Shareholder Fees1 (paid directly from your
investment)                                          None

Annual Fund Operating Expenses (deducted from
Fund assets)

     Management Fees                                 0.40%
     Other Expenses                                  0.06%
                                                     -----
     Total Annual Fund Operating Expenses            0.46%
                                                     =====

-----------
1 Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 Year          3 years        5 years       10 Years
     ------          -------        -------       --------

      $47             $148           $258           $579

MORE ABOUT THE FUNDS

The Funds may use the following principal investment techniques to increase returns, protect assets or diversify investments. These techniques are subject to certain risks. For additional information about the Fund's investment strategies and techniques, see the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

MORE ABOUT THE STOCK FUNDS

PRINCIPAL RISKS

Generally, the Stock Funds can decrease in value when individual stocks and other assets they own decrease in value. A company's stock can lose value for various reasons, including poor profits, weakened finances, changes in management, a downturn in the economy, or any other reason that leads investors to lose faith in that stock.

STOCK MARKET RISK. The Stock Funds can also lose value if the individual stocks in which the Funds invest or the overall stock market go down. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world. There is also the risk that large capitalization companies could fall out of favor and that investors may look to other types of investments.

There is also risk when investing in medium-size or smaller companies. The stock prices of these companies may be more volatile than the stock prices of larger companies for a variety of reasons, including less domination in their markets, fewer financial resources, and less experienced management. In other words, they tend to be less "seasoned" than larger companies. The stock of small and medium-size companies is usually less stable and less liquid than the stock of larger companies.

PRINCIPAL INVESTMENT TECHNIQUES

The Stock Funds may invest in the following securities.

CONVERTIBLE SECURITIES. In addition to investing in common stocks, each of the Stock Funds may invest in convertible securities--also known as convertibles--including bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid bond/stock security. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay bond-like income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," higher-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must pay holders of convertibles before they pay holders of common stock), but they are generally less secure than similar non-convertible securities such as bonds (bondholders must be generally paid before holders of convertibles and common stock). Because convertibles are generally subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized statistical rating organization, or they are not rated at all.

MORE ABOUT THE GOVERNMENT BOND FUND

PRINCIPAL INVESTMENT TECHNIQUES

The Government Bond Fund may invest in the following securities.

U.S. GOVERNMENT SECURITIES. These securities include U.S. Treasury bills, U.S. Treasury notes, bonds issued or guaranteed by the U.S. Government, and securities issued by U.S. Government agencies. These agencies and securities include:

o The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States

o    The Federal Home Loan Banks

o    The Federal National Mortgage Association ("FNMA")

o The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC")

o    The Federal Farm Credit Banks

Although there is virtually no credit risk with U.S. Government securities, neither the U.S. Government nor its agencies guarantee the market value of their securities. Interest rate changes, prepayment rates and other factors may affect the value of these securities.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are bonds that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. Government or one of its agencies.

Collateralized Mortgage Obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs purchased by the Government Bond Fund are issued by the U.S. Government or its agencies.

These securities may be subject to interest rate risk. CMOs or other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans, and mortgage-backed securities secured by such loans will be paid off sooner than the portfolio manager anticipated. Reinvesting the returned principal in a lower interest rate market reduces the Government Bond Fund's income. Mortgage-backed securities are also subject to extension risk and the possibility of losing principal as a result of prepayments.

FLOATING AND VARIABLE RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the Government Bond Fund will be repaid prior to the stated maturity and that the principal will be reinvested in a lower interest rate market that reduces the Government Bond Fund's income. The Government Bond Fund will only purchase floating-and variable-rate securities of the same quality as the bonds it would otherwise purchase.

MATURITY AND DURATION. Every security has a stated maturity date when the issuer must repay the security's entire principal value to the investor. However, many securities are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond's "effective maturity" is usually its nearest call date. For example, the rate at which homeowners pay down their mortgage principal determines the effective maturity of mortgage-backed securities.

A bond mutual fund has no real maturity, but it does have a weighted average maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Funds that target maturities normally use the effective rather than stated maturities of the bonds in the portfolio when computing the average. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.

Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years - the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

PRINCIPAL RISKS

INTEREST RATE RISK. The Government Bond Fund is subject to interest rate risk, which is the risk that increases in market interest rates may decrease the value of debt securities it holds. Usually the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. Likewise, the longer the Government Bond Fund holds a debt security, the greater the chance that interest rate changes will affect the debt security's value.

INFLATION RISK. There is also inflation risk, which affects the value of fixed-rate investments such as debt securities. If the Government Bond Fund buys debt securities when inflation and interest rates are low, the value of these debt securities could fall as inflation rises. This could happen as investors find debt securities with lower interest rates less attractive than debt securities that pay higher interest rates. The Government Bond Fund is also subject to liquidity risk, which is the risk that a debt security cannot be sold, or cannot be sold quickly at an acceptable price.

PREPAYMENT RISK AND EXTENSION RISK. Prepayments of principal on mortgage-backed securities affect the average life of a pool of these securities. Mortgage prepayments are affected by the level of interest rates and other factors. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

MORE ABOUT THE MONEY MARKET FUND

PRINCIPAL INVESTMENT TECHNIQUES

The Money Market Fund may invest in the following securities.

o    U.S. Government securities with remaining maturities of 397 days or less

o commercial paper rated in one of the two highest categories of any nationally recognized statistical rating organization ("NRSRO")

o asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NSRSO

o short-term bank obligations rated in one of the two highest categories by any NRSRO (with respect to obligations maturing in one year or less)

o repurchase agreements relating to debt obligations that the Fund could purchase directly

o unrated debt obligations with remaining maturities of 397 days or less that are determined by Nationwide Advisory Services, Inc. to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but they are high quality investments that offer a fixed rate of return, as well as liquidity.

FLOATING AND VARIABLE RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the Money Market Fund will be repaid prior to the stated maturity and that the principal will be reinvested in a lower interest rate market that reduces the Money Market Fund's income. The Money Market Fund will only purchase floating-and variable-rate securities of the same quality as the debt securities it would otherwise purchase.

REPURCHASE AGREEMENTS. When entering into a repurchase agreement, the Fund essentially is making a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering the amounts owed to it.

The Fund may invest in asset-backed commercial paper that is secured by and paid from a pool of assets such as installment loan contracts, leases of various types of property and receivables from credit cards. Asset-backed commercial paper is issued and supported by private issuers. This type of commercial paper is also subject to interest rate risk and credit risk.

MANAGEMENT

MANAGEMENT DISCUSSION

The following is the management discussion and analysis for each Fund. The management discussion and analysis provides an overview of the economy, its impact on each Fund for the year ended December 31, 1998 and a look into future prospects from the perspective of each portfolio manager. Within this section, "We," "Us" and "Our" refer to Nationwide Advisory Services, Inc. and "I" refers to the portfolio manager of the Fund.

TOTAL RETURN FUND

The sources of strength and weakness among the Fund's holdings did not change much from mid-year to year- end. The drug and healthcare stocks turned in strong performance virtually across the board, and certainly aided overall results. This is a sector we like long term, and we made significant additions to the Fund holdings during the second half of the year. As a result of these additions, plus the strong appreciation, the percentage of assets invested in drug stocks went from 8.7% at the beginning of the year, to 15.7% at year-end. Individual stocks that did particularly well included Comcast and IBM. Sectors that hurt results included property casualty insurers, where we have significant positions in Allstate and Chubb, and with the exception of Exxon and Mobil, the oil industry also performed poorly. While we continue to believe both Allstate and Chubb are strong companies with solid long-term outlooks, the oil sector is one where we have significantly cut back on the Fund's holdings. The long-term outlook has deteriorated significantly due to reduction in demand growth from developing countries, and that outlook does not justify the amounts of assets the Fund had invested in the stocks. From 15.4% of assets at the beginning of the year, the weighting dropped to less than 7% at year-end.

CAPITAL APPRECIATION FUND

The total return for the Fund for the year ended December 31, 1998, was 29.96% (without sales charge), assuming all distributions were reinvested compared to 28.58% for the S&P 500 Index.

Fund continues to benefit from the outstanding performance of pharmaceutical stocks. Warner-Lambert and Schering-Plough, two of the three largest holdings, both gained over 75% during the year. Both companies continue to achieve impressive and consistent growth from their drug portfolios. We feel confident that this growth will remain strong in the future.

IBM, the Fund's largest holding, has been a strong performer. The stock returned 77% for the year. The company's services business has grown rapidly for some time. Recently its hardware sales accelerated as well.

The market decline during the fall offered an opportunity to add quality names in the financial sector to the portfolio. MBNA has consistently maintained credit quality far superior to its competitors in the credit card industry. It has continued to demonstrate a high rate of consistent earnings growth. The Fund added shares at attractive valuations during the market decline. Associates First Capital and Merrill Lynch are additional quality financial names added to the Fund this year.

Another financial name added to the portfolio is SunAmerica. American International Group (AIG) announced their acquisition of SunAmerica during August. AIG is a very high quality multi-line insurer with attractive growth opportunities both domestically and internationally. Purchasing shares of SunAmerica had the effect of buying AIG at a discount to its market price.

GOVERNMENT BOND FUND

The total return for the one year period ended December 31, 1998 was 8.91% for the Fund versus the average return of 8.14% for the peer group. The Fund is the number one performing fund over three, ten, and fifteen year periods according to Lipper Analytical Services, Inc.

Continued low inflation, a surprisingly large U.S. budget surplus, and turmoil in world financial markets created a good backdrop for Treasury securities with 30 year Treasury yields falling to 5.09% from 5.92%. Intermediate Treasuries performed even better with 2 year Treasury yields falling to 4.53% from 5.64%, while 10 year Treasuries fell to 4.65% from 5.74%. Though Treasury securities performed well, spread sectors in the government market lagged. Spread instruments provide additional return over Treasury securities and include Agency obligations and Collateralized Mortagage Obligations (CMOs).

During the year, Agency paper was purchased at levels not seen since the early 1980s. Positions in CMOs were reduced early in the year as the risk/reward profile became unfavorable. As rates continued to fall, prepayment fears among participants caused spreads to widen to attractive levels and some positions in CMOs were added. Finally, positions in long Treasury bonds and zero coupon securities were added to enhance returns in the falling interest rate environment.

The coming year promises to be interesting. The portfolio will need to be balanced to weather the domestic forces of growth, inflation (or deflation) and will, of course, be impacted by equity market volatility. Further collapses in developing countries can not be ruled out and could spark another flight to quality and drive yields to new lows. These risks highlight the importance of diversification for individual investors.

Current holdings include 65% in Treasury and Agency obligations, 31% in CMOs and the remainder in repurchase agreements.

MONEY MARKET FUND

At December 31, 1998, the Fund had net assets of $1.3 billion with an average maturity of 33 days. The average maturity is generally kept between 25-45 days. The largest outstandings were again in those sectors which offered higher spreads compared to other segments and included Broker/Dealers at 14% of the portfolio, followed by Consumer/Sales Finance at 13%. Industry concentration is kept at 25% or below. Tier 1 commercial paper accounted for 91% of the portfolio followed by U.S. Government and Agency Securities at 8% and Canadian Government Obligations at 1%. Outstandings are generally kept below 4% per issuer. At December 31, 1998, the largest outstanding for any one issuer was 3.2%.

Financial markets were extremely volatile during the year due to the financial crisis in Asia, the Japanese recession, and the Long Term Capital Management bailout. Over a period of seven weeks the Federal Reserve cut interest rates three times by lowering the Fed Funds rate and the Discount rate to 4.75% and 4.50%, respectively. By acting as quickly as they did, the Federal Reserve signaled that their goal is to provide liquidity during times of market turmoil. Economic indicators suggest that the U.S. economy continues to expand with low inflationary pressures.

The Fund's yield remained competitive when compared to the Consumer Price Index
(CPI). At December 31, 1998, the CPI was 1.55% compared to the twelve month return of 5.27% for the Fund. The Fund continues to invest in only first tier money market instruments. An internal credit review is completed on every issuer prior to investment.

MANAGEMENT

Investment Manager

Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of Nationwide Separate Account Trust (the "Trust"). NAS and its predecessors have managed investments since 1965. As of December 31, 1998, NAS had approximately $11.3 billion in assets under management.

Each Fund pays NAS a management fee, which is based on the Funds' average daily net assets. The amount of this fee was as follows for the fiscal year ended December 31, 1998.

                 FUND                            FEE

Total Return Fund                                0.59%
Capital Appreciation Fund                        0.60%
Government Bond Fund                             0.50%
Money Market Fund                                0.40%

TOTAL RETURN FUND

Portfolio Manager: John M. Schaffner is the portfolio manager for the Total Return Fund. He has managed the Total Return Fund since 1982. He also manages the Nationwide Growth Fund.

CAPITAL APPRECIATION FUND

Portfolio Manager: Charles Bath is the portfolio manager of the Capital Appreciation Fund. Mr. Bath has managed the Capital Appreciation Fund since 1992. He has also managed the Nationwide Fund since 1985.

GOVERNMENT BOND FUND

Portfolio Manager: Gary Hunt is the portfolio manager for the Government Bond Fund. Mr. Hunt joined Nationwide in 1992 as a securities analyst. Mr. Hunt has been co-manager of the Government Bond Fund since May 1, 1997. Starting May 1999, Mr. Hunt will take over sole responsibility for the Fund. He is also manager of the Nationwide Long-Term U.S. Government Bond Fund and Nationwide Intermediate U.S. Government Bond Fund.

MONEY MARKET FUND

Portfolio Manager: Karen G. Mader is the portfolio manager of the Money Market Fund. She has managed the Money Market Fund since 1987.

PERFORMANCE ADVERTISING FOR THE FUNDS

A Fund may use past performance in advertisements, sales literature, and this Prospectus, including calculations of average annual total return for the most recent one, five, and ten year periods (or the life of the Fund, if less). Average annual total return represents the rate required each year for an initial investment to equal the sale value at the end of a specific period. Average annual total return reflects reinvestment of all distributions.

A Fund may also advertise its SEC yield. The SEC yield is based on a 30-day period. This yield takes into account the yield to maturity on all debt instruments and all dividends accrued on equity securities since equity securities do not have maturity dates. The SEC yield is computed by dividing the net investment income per share earned during the 30-day period by the maximum offering price per share on the last day of the period.

BUYING AND SELLING FUND SHARES

Who Can Buy Shares of The Funds

An insurance company may purchase shares of a Fund at the Fund's net asset value using purchase payments received on variable life insurance policies or variable annuity contracts issued by life insurance company separate accounts. Fund of Funds may also purchase shares of a Fund for their portfolios. There is no sales charge.

Shares of a Fund are currently sold only to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, to fund benefits payable under the variable life insurance policies and variable annuity contracts. Shares of a Fund are also sold to affiliated Fund of Funds, and may be sold to other insurance companies in the future. The insurance companies purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. The Fund then uses the proceeds to buy securities for its portfolio. Each Fund of Funds and insurance separate accounts, as a shareholder, has an ownership in the Fund's investments. The Funds also offer to buy back (redeem) their shares at any time at net asset value. The address for each of these entities is One Nationwide Plaza, Columbus, Ohio 43215.

Since the variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning transactions.

PURCHASE PRICE

The purchase or "offering" price of each share of the Funds is its "net asset value" or NAV. No sales charge is imposed on the purchase of the Funds' shares. Generally, NAV is determined by dividing the total market value of the securities owned by a Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading (usually 4 p.m. Eastern Time). When you purchase shares, your purchase price will be the offering price or NAV next determined after your order is received.

The Adviser does not determine NAV on the following days:

o    Christmas Day
o        New Year's Day
o        Martin Luther King Jr. Day
o        Presidents Day
o        Good Friday
o        Memorial Day
o        Independence Day
o        Labor Day
o        Thanksgiving Day
o    other days when the New York Stock Exchange is not open

The Adviser reserves the right not to determine NAV when:

o the Fund has not received any orders to purchase, sell, or exchange shares o changes in the value of the Fund's portfolios do not affect the NAV

If current prices are not available or if NAS determines a price for a security does not represent fair value, those investments of the Fund may be valued at fair market value in accordance with procedures adopted by the Board of Trustees. For shares purchased by life insurance company separate accounts as investment options for variable annuity contracts or variable life insurance policies sales charges may be imposed by the contract or policy.

When you purchase shares, your purchase price will be the offering price or NAV next determined after your order is received. Money Market Fund securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

SELLING SHARES

You can sell--also known as redeeming--your shares of the Funds at any time, subject to certain restrictions. The price you will receive when you sell your shares will be the NAV next determined after NAS receives the properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares sold depends upon the market value of the investments of the Fund at the time of sale, and the value may be more or less than you paid for the shares.

RESTRICTIONS ON SALES

You may not be able to sell your shares of the Funds or we may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

YEAR 2000

NAS has developed a plan to address the Year 2000 issue. The issue arises because many existing computer programs use only two digits to identify a year (for example, the year 1998 would be represented by the digits "98"). In such programs, the year 2000 will be represented by "00", which a computer could interpret as the year 1900. If not corrected, many computer applications could fail or create erroneous results. Since 1996, NAS has been evaluating its exposure to this issue by reviewing its operating systems and outside service provider systems we depend on. We expect all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of the second quarter of 1999. Compliance testing will also be completed in the second quarter of 1999. Outside service providers and business partners will be required to certify compliance by the end of the second quarter 1999.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders in December of each year.

TAX STATUS

Each Fund's policy is to qualify as a regulated investment company and to meet the requirements of Subchapter M of the Internal Revenue Code (the "Code"). The Funds intend to distribute all, or substantially all, of their taxable net income and capital gains to shareholders each year. As a result, the Funds will not be required to pay any federal income taxes. Because the Funds are treated as separate entities for purposes of the regulated investment company provisions of the Code, the assets, income, and distributions of the Funds are considered separately from those of other Funds for purposes of determining whether or not a Fund qualifies as a regulated investment company.

In order for investors to receive the favorable tax treatment available to holders of variable annuity contracts and variable life insurance policies, the separate accounts underlying these contracts or policies, as well as the Funds in which these separate accounts invest, must meet certain diversification requirements. Each Fund also intends to comply with these requirements. If a Fund does not meet these requirements, income allocable to the variable annuity contracts and variable life insurance policies would be taxable currently to the holders of these contracts or policies.

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Funds. Please refer to the prospectus of the variable annuity contract or variable life insurance policy for a discussion of the tax consequences of these products.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents--which you can get free of charge--contain additional information about the Fund(s):

o Statement of Additional Information (SAI) (incorporated by reference in this Prospectus)

o        Annual Report

o        Semi-Annual Report

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio  43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)


INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-800-SEC-0330)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009

(The SEC charges a fee to copy any documents)

VIA THE INTERNET:

http://www.sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.:  811-3213

Nationwide Small Company Fund

May 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund's shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Nationwide Small Company Fund

This prospectus provides information about the Nationwide Small Company Fund offered by Nationwide Separate Account Trust. "You" and "Your" refer to potential investors and current investors. "We," "Us" and "Our" refer to Nationwide Advisory Services, Inc.

Objective

The Fund seeks long-term growth of capital. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

Principal Strategies

The Fund invests primarily in equity securities of small capitalization companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R) Small Stock Index(1) (the "Russell 2000"). These companies are known as small cap companies. The Russell 2000(R), published by The Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Market capitalization is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current stock price. Currently, the market capitalizations for companies in the Russell 2000(R) range from approximately $222 million to $1.4 billion.

The balance of the Fund's assets may be invested in equity securities of companies whose market capitalizations exceed that of small companies. The Fund may also invest in foreign securities.

Each subadviser will adhere to its own buy and sell strategy and portfolio turnover rate will not be considered a limiting factor for the Fund, but may result in higher transaction costs and increased volatility.

As part of its responsibilities to the Fund, Nationwide Advisory Services, Inc. ("NAS"), the Fund's investment adviser, initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. NAS has selected the following subadvisers for the Fund: The Dreyfus Corporation, Lazard Asset Management, Neuberger Berman, LLC, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc. Each subadviser manages a portion of the Fund's investment portfolio. They have been chosen because they approach investing in small cap securities in different ways, and NAS believes that diversification among securities and styles will increase the potential for investment return and potentially reduce risk and volatility. The following is a description of the investment strategies used by each subadviser:

The Dreyfus Corporation uses a blended approach, investing in growth stocks, value stocks or stocks that exhibit characteristics of both. Using fundamental research and direct management contact, the subadviser seeks stocks with superior prospects for accelerated earnings growth. They also seek special situations, such as a corporate restructuring or management changes, that could increase the stock price of a special situation company.

The subadviser uses a sector management approach, supervising a team of sector managers who each make buy and sell decisions within their respective areas of expertise. The sector weightings of this portion of the Fund typically approximate those of the Russell 2000.

The subadviser typically sells a stock when the reasons for buying it no longer apply, or when the company begins to show deteriorating fundamentals or poor relative performance.

Lazard Asset Management invests primarily in equity securities of relatively small non-U.S. companies that it believes are undervalued based on return on total capital or equity. It will choose companies that are similar in size to those in the Morgan Stanley Capital International Europe, Australia and Far East Small Cap Index (the "MSCI EAFE Small Cap Index"). The MSCI EAFE Small Cap Index is an unmanaged index of securities listed on foreign stock exchanges.

The subadviser generally invests its portion of the Fund's assets in equity securities of companies located in at least three different foreign countries. The allocation among geographic regions may shift from time to time based on the subadviser's judgment. However, currently, the subadviser intends to invest primarily in companies based in Continental Europe, the United Kingdom, the Pacific Basin, Latin America and Canada. The subadviser chooses to buy small non-U.S. companies that have one or more of the following characteristics:

o     are undervalued relative to their earnings, cash flow or asset values;

o have an attractive price/value relationship with expectations that some catalyst will cause the perception of value to change within two years;

o are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power;

----------
(1) The Russell 2000(R) Small Stock Index is a registered service mark of the Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

o     have low projected price-to-earnnigs or price-to-cash flow multiples;

o     have the potential to become a larger factor in the company's business;

o     have significant debt but have high levels of free cash flow; and

o have a relatively short corporate history with the expectation that the business may grow.

Lazard may sell a security for any of the following reasons:

o its price rises to a level where it no longer reflects value (target valuation);

o     the underlying investment assumptions are no longer valid;

o     company management changes their direction;

o external events occur (e.g., changes in geo-political risk, regulations, taxes, or competitive positions)

Neuberger Berman, LLC looks for undervalued small cap companies whose current product lines and balance sheets are strong. Factors in identifying these companies may include:

o     above-average returns

o     an established market niche

o circumstances that would make it difficult for new competitors to enter the market

o     the ability of the companies to finance their own growth

o     sound future business prospects

This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with small company stocks.

At times , the subadviser may emphasize certain industries that it believes will benefit from market or economic trends. At the time a stock is purchased,, the subadviser will set a target price at which it will sell that security. The managers, in fact, will begin to pare back the position when the stock is within 10% of the target price. If its analysis of a security turns out to be incorrect, the subadviser will generally seek to liquidate the holding as soon as possible, although it occasionally may delay selling a security in anticipation of a better selling opportunity.

Strong Capital Management, Inc. invests in companies whose earnings it believes to be in a relatively strong growth trend, and, to a lesser extent, in companies in which further growth is not anticipated but which the subadviser feels are undervalued. In seeking companies with favorable growth prospects, the subadviser looks for factors such as:

o     prospects for above-average sales and earnings growth

o     high return on invested capital

o     overall financial strength

o     competitive advantages, including innovative products and services

o     effective research, product development and marketing

o     stable, capable management

The manager may choose to sell a stock if its growth prospects become less attractive or its fundamental qualities decline.

Warburg Pincus Asset Management, Inc. seeks to identify companies with attractive growth potential by looking for:

o     companies still in the developmental stage

o     older companies that appear to be entering a new stage of growth

o companies providing products or services with a high unit volume growth rate

In selling portfolio securities, the subadviser may consider factors such as whether a security meets the subadviser's target price, the growth prospects of a security or sector and changes in a company's fundamentals.

The subadviser may also invest in emerging growth companies-small or medium sized companies that have passed their start-up phase, show positive earnings, and offer potential for accelerated earnings growth. Emerging growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.

Principal Risks

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market go down. Individual stocks are affected by factors such as corporate earnings, production, management and sales. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world. When the value of the Fund's securities goes down, your investment in the Fund decreases in value. The Fund focuses on a more narrow scope of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund invested more broadly in the overall stock market.

Mid/small cap risk. The investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stock of medium-size and small companies is usually less stable and less liquid than the stock of larger companies.

Foreign risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. In addition, the "Euro" began serving as a new common currency for participating European nations on January 1, 1999. It is unclear whether the newly created accounting , clearing, settlement, and payment systems for the new currency will be adequate.

Non-diversified risk. The Fund may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly the Fund's securities may be more sensitive to changes in the market value of a single company or industry.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or the market as a whole. As the adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector

Special Situation Companies Risk. Special situation companies are companies which may be subject to actual or prospective acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits do not materialize, the value of the special situation company may decline.

Risks Related to Investing for Value or Growth. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. To the extent the Fund focuses on value-style stocks or growth-style stocks, the Fund's performance at times may be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Portfolio Turnover Risk. The Fund will attempt to buy securities with the intent of holding them for investment bu the portfolio manager may buy and sell securities if he or she believes it to be in best interest of the Fund. Although the Fund will not consider portfolio turnover rate a limiting factor in making investment decisions, a higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

For more detailed information about the Fund's investments and risks see "More About the Fund."

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

Annual Total Returns:

--------------------------------------------------------------------------------
                22.8%                 17.4%                   1.0%
--------------------------------------------------------------------------------
                1996                  1997                    1998
--------------------------------------------------------------------------------

Best qtr.: 18.0% 4th qtr. of 1998            Worst qtr.: -19.3% 3d qtr.  of 1998

Average annual total returns as of 12/31/98:

                                                 1 Year      Since Inception*
                                                 ------      ----------------
The Fund                                          1.01%            17.34%

The Russell
2000(R) Small
Stock Index                                      -2.24%            12.75%

*     The Fund began operations on October 23, 1995.

The Russell 2000(R) Small Stock Index is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Unlike mutual funds, this index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (paid directly
from your investment)                               None

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees                                     1.00%
Other Expenses                                      0.07%
                                                    ----
Total Annual Fund Operating Expenses                1.07%
                                                    ====

--------
(1) Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 Year         3 years        5 years        10 Years
              ------         -------        -------        --------
               $109           $340           $590           $1,306

More About the Fund

Principal Risks and Techniques

The Fund may use the following principal investment techniques to increase returns, protect assets or diversity investments, which are subject to certain risks. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. For additional information see the Statement of Additional Information.

Mid/Small Cap Risk. Historically, small cap companies have been more volatile in price than larger company securities, especially over the short term, Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, change in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may lack depth of management, they may be unable to generate funds necessary for growth or development, they may be developing or marketing new products or services for which markets are not yet established and may never become established, or their products or services may become quickly obsolete. In particular, small cap companies in the technology and biotechnology industries may be subject to abrupt or erratic price movements. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign Risk

o Country. General securities market movements in any country where the Fund has investments are likely to affect the value of the securities the Fund owns that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, exproporiation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

o Company. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation that in the U.S. The Fund may have greater difficulty voting proxies, exercising shareholders rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.s. companies in U.S. courts.

o Currency. Many of the Fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

Risks related to Investing for Value and Growth. Due to their relatively low valuations, value-style stocks are typically less volatile than growth-style stocks. For instance, the price of a value-style stock may experience a smaller increase on an analyst's upward earnings estimate revision, a positive fundamental development, or other positive market development. Further, value-style stocks tend to have higher dividend yields than growth-style stocks. This means they depend less on price changes for returns. Accordingly, they might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.

Other Investment Techniques

The Statement of Additional Information ("SAI") contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover page.

Temporary Defensive Positions

In response to economic, political or unusual market conditions, the Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, the Fund may not meet its investment objectives and may miss potential market upswings.

Management

Management Discussion

The total return for the Fund was +1.01% for the 12 month period through December 31, 1998. This compares to the Russell 2000 Index which was down -2.24%, for the same period. The small-cap stock sector for both our domestic and foreign holdings performed very strong in the first and fourth quarters, while the second quarter was down and third quarter was down substantially. The fund outperformed its benchmark in all four quarters of 1998. The strongest market sectors were Technology, Health Care, and Services. Laggards are Energy, which continues to face a weak pricing structure, and Utilities.

At year end, the Fund held a very diversified portfolio of 450 issues. It had 14.2% of net assets in foreign stocks, as compared to 18.7% 12 months prior. Overall, the Fund's largest sectors were: Health Care (7.2%), Computer Software (6.8%), Computer Service (5.1%), Commercial Services (4.5%), and Banks/Savings & Loans (3.9%).

We maintain a positive outlook for 1999. We should continue to see an economy characterized by stable but moderate growth and very low inflation. Prospects look good for our small-cap holdings in technology, health care, and consumer sectors. Volatility will continue to be an issue in 1999 as valuations move back into peak levels and uncertainties in the world economy continue to unfold. We expect to see broader stock leadership, which includes the best growing mid and small-cap markets. This should translate to continued improvement in performance of our small-cap markets relative to large-caps.

Investment Manager

Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of the Nationwide Separate Account Trust (the "Trust"). Subject to the supervision and direction of the Trustees, NAS also determines the allocation of assets among the subadvisers and evaluates and monitors the performance of subadvisers. NAS also selects and places money market investments on behalf of the Fund. NAS and its predecessors have managed investment since 1965. As of December 31, 1998, NAS had approximately $11.3 billion in assets under management.


The Fund pays NAS a management fee, which is based on the Fund's average daily net assets. The total fee paid by the Fund for the fiscal year ended December 31, 1998--expressed as a percentage of the Fund's average daily net assets--was as follows:




         Fund            Fee
         ----            ---
The Fund                 1.0%


Multi-Manager Structure

NAS and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows NAS to hire, replace or terminate subadvisers without the approval of shareholders. The order also allows NAS to revise a subadvisory agreement with Trustee approval but without shareholder approval. If a new subadviser is hired, you will receive information about the new subadviser within 90 days of the change. The order allows the Fund to operate more efficiently and with greater flexibility.

NAS provides the following oversight and evaluation services to the Fund:

o     performing initial due diligence on prospective subadvisers for the Fund

o monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations

o     communicating performance expectations and evaluations to the subadvisers

o ultimately recommending to the board of trustees whether a subadviser's contract should be renewed, modified or terminated.

NAS does not expect to recommend frequent changes of subadvisers. NAS will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although NAS will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

The Subadvisers

Subject to the supervision of NAS and the Trustees, a subadviser will manage all or a portion of the Fund's assets in accordance with tbe Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each Subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities.

The following are the subadvisers for the Fund:

The Dreyfus Corporation ("Dreyfus"), located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of January 31, 1999, the Subadviser managed or administered approximately $121 billion in assets for approximately 1.7 million investor accounts nationwide.

Portfolio Managers

The primary portfolio managers of the portion of the Fund's portfolio managed by Dreyfus are Paul Kandel and Hilary Woods. Mr. Kandel serves as a Senior Sector Manager for the technology and telecommunications industries in the Small Capitalization Equity Group. Prior to joining Dreyfus in October 1994, Mr. Kandel was a manager at Ark Asset Management where he researched and recommended stocks and IPOs in the telecommunications, technology and selected media industries.

Ms. Woods serves as a Senior Sector Manager for the capital goods industries in the Small Capitalization Equity Group. She has held this position and worked in the Dreyfus Equity Research Department since 1987.

Neuberger Berman, LLC. ("Neuberger Berman") has offices located at 605 Third Avenue, New York, New York 10158. Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $55 billion of assets as of December 31, 1998. Neuberger Berman is a member firm of the NYSE and other principal exchanges and acts as the Fund's primary broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

Portfolio Managers

Judith M. Vale, who has been a member of the Small Cap Group since 1992, and Robert D'Alelio, who has been a member of the Small Cap Group since 1996, are responsible for the day-to-date management of Neuberger Berman's advisory activities for the Fund. Ms. Vale and Mr. D'Alelio also have primary responsibility for the day-to-day management of the Neuberger Berman Genesis Portfolio. Prior to joining Neuberger Berman, Mr. D'Alelio was s senior portfolio manager at another firm.

Strong Capital Management, Inc. ("Strong"), P.O. Box 2936, Milwaukee, Wisconsin 53201, was formed in 1974. Since then its principal business has been providing investment advice for individuals and institutional accounts. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $32 billion as of December 31, 1998.

Portfolio Managers

Ronald C. Ognar, a Chartered Financial Analyst with more than 30 years of investment experience is primarily responsible for Strong's portion of the Fund's portfolio. He also manages the Strong Growth Fund, the Strong Growth Fund II and the Strong Growth 20 Fund; he co-manages the Strong Total Return Fund and the Strong Mid Cap Growth Fund.

Warburg Pincus Asset Management, Inc. ("Warburg") is a professional investment advisory firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of December 31, 1998, Warburg managed approximately $22 billion of assets including approximately $11 billion of investment company assets. Warburg's address is 466 Lexington Avenue, New York, New York 10017-3147.

Portfolio Managers

The portfolio managers for Warburg's portion of the Fund are Elizabeth B. Dater and Stephen J. Lurito. Ms. Dater and Mr. Lurito are also co-portfolio managers of Warburg, Pincus Emerging Growth Fund and Warburg Pincus Small Company Growth Portfolio, a portfolio of Warburg, Pincus Trust. Ms. Dater is a managing director of Warburg and has been a portfolio manager of Warburg since 1978. Mr. Lurito is a managing director of Warburg and has been with Warburg since 1987.

Lazard Asset Management ("Lazard") manages approximately $70 billion in investments for corporations, endowments, public and private pension plans and wealthy individuals as of December 31, 1998 and is recognized as one of the premier global investment advisory firms. Lazard, one of the world's first global investment banks, has advised sophisticated investors for more than 150 years. Lazard has offices located at 30 Rockefeller Plaza, New York, New York, 10112 as well as in San Francisco. In addition , Lazard provides asset management services worldwide through its affiliates in London, Paris, Tokyo, Frankfurt, Cairo and Sydney.

Portfolio Managers

Lazard manages its portion of the Small Company Fund on a team basis. The team is involved in all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm's best thinking, not that of a single portfolio manager. Lazard's international equity investment team operates under the guidance of Herbert W. Gullquist, Vice Chairman, Managing Director and Chief Investment Officer with responsibility for overall adherence to the firm's investment principles, and John R.

Reinsberg, Managing Director responsible for International/Global Equity management, overseeing the team's day-to-day operations and monitoring the composition of the portfolio to ensure appropriate diversification.

Performance Advertising For The Funds

The Fund may use past performance in advertisements, sales literature, and the prospectus, including calculations of average annual total return for the most recent one, five, and ten year periods (or the life of the Fund if less). Average annual total return represents the rate required each year for an initial investment to equal the sale value at the end of a specific period. Average annual total return reflects reinvestment of all distributions.

The Fund may also advertise its SEC yield. The SEC yield is based on a 30-day period. This yield takes into account the yields to maturity on all debt instruments and all dividends accrued on equity securities since equity securities do not have maturity dates. The SEC yield is computed by dividing the net investment income per share earned during the 30-day period by the maximum offering price per share on the last day of the period.

Buying and Selling Fund Shares

Who Can Buy Shares of The Funds

An insurance company may purchase shares of the Fund at the Fund's net asset value using purchase payments received on variable life insurance policies or variable annuity contracts issued by life insurance company separate accounts. Fund of Funds may also purchase shares of the Fund for their portfolios. There is no sales charge.

Shares of the Fund are currently sold only to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, to fund benefits payable under the variable life insurance policies and variable annuity contracts. Shares of the Fund are also sold to affiliated Fund of Funds, and may be sold to other insurance companies in the future. The insurance companies purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. The Fund then uses the proceeds to buy securities for its portfolio. Each Fund of Funds and insurance separate accounts, as a shareholder, has an ownership in the Fund's investments. The Fund also offer to buy back (redeem) its shares at any time at net asset value.

The address for each of the separate accounts is One Nationwide Plaza, Columbus, Ohio 43215. The address for the Fund is Three Nationwide Plaza, Columbus, Ohio 43215. Since the variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning transactions.

Purchase Price

The purchase or "offering" price of each share of the Fund is its "net asset value" or NAV. No sales charge is imposed on the purchase of the Fund's shares. Generally, NAV is determined by dividing the total market value of the securities owned by the Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading (usually 4 p.m. Eastern Time). When you purchase shares, your purchase price will be the offering price or NAV next determined after your order is received.

NAS does not determine NAV on the following days:

o     Christmas Day
o     New Year's Day
o     Martin Luther King Jr. Day
o     Presidents Day
o     Good Friday
o     Memorial Day
o     Independence Day
o     Labor Day
o     Thanksgiving Day
o     other days when the New York Stock Exchange is not open

NAS reserves the right not to determine NAV when:

o     the Fund has not received any orders to purchase, sell, or exchange shares
o     changes in the value of the Fund's portfolios do not affect the NAV

If current prices are not available or if NAS determines a price for a security does not represent fair value, those investments of the Fund may be valued at fair market value in accordance with procedures adopted by the Board of Trustees. For shares purchased by life insurance company separate accounts as investment options for variable annuity contracts or variable life insurance policies sales charges may be imposed by the contract or policy.

Selling Shares

You can sell--also known as redeeming--your shares of the Fund at any time, subject to certain restrictions. The price you will receive when you sell your shares will be the NAV next determined after NAS receives the properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares sold depends upon the market value of the investments of the Fund at the time of sale, and the value may be more or less than you paid for the shares.

Restrictions on sales

You may not be able to sell your shares of the Fund or we may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

Year 2000

NAS has developed a plan to address the Year 2000 issue. The issue arises because many existing computer programs use only two digits to identify a year (for example, the year 1998 would be represented by the digits "98"). In such programs, the year 2000 will be represented by "00", which a computer could interpret as the year 1900. If not corrected, many computer applications could fail or create erroneous results. Since 1996, NAS has been evaluating its exposure to this issue by reviewing its operating systems and outside service provider systems we depend on. We expect all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of the second quarter of 1999. Compliance testing will also be completed in the second quarter of 1999. Outside service providers and business partners will be required to certify compliance by the end of the second quarter 1999.

Dividends and Distributions

Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and cause to be paid to shareholders in December of each year.

Tax Status

The Fund's policy is to qualify as a regulated investment company and to meet the requirements of Subchapter M of the Internal Revenue Code (the "Code"). The Fund intends to distribute all, or substantially all, of its taxable net income and capital gains to shareholders each year. As a result, the Fund will not be required to pay any federal income taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity contracts and variable life insurance policies, the separate accounts underlying these contracts or policies, as well as the Fund in which these separate accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income allocable to the variable annuity contracts and variable life insurance policies would be taxable currently to the holders of these contracts or policies.

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the contract or policy's prospectus. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from these contracts and policies may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. and an investment in the Fund. Please refer to the prospectus of the variable annuity contract or variable life insurance policy for a discussion of the tax consequences of these products.

Financial Highlights

Information from Nationwide

Please read this Prospectus before you invest, and keep it with your records. The following documents--which you can get free of charge--contain additional information about the Fund:

o Statement of Additional Information (SAI) (incorporated by reference in this Prospectus)

o     Annual Report

o     Semi-Annual Report

For additional information contact:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio  43215

For information and assistance:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

Information from the Securities and Exchange Commission

You can obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-800-SEC-0330)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009

(The SEC charges a fee to copy any documents)

Via the Internet:

http://www.sec.gov

The Trust's Investment Company Act File No.:  811-3213

Nationwide Income Fund

May 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Nationwide Income Fund

This prospectus provides information about the Nationwide Small Company Fund offered by Nationwide Separate Account Trust. "You" and "Your" refer to potential investors and current investors, including owners of variable annuity contracts and variable life insurance policies. "We," "Us" and "Our" refer to Nationwide Advisory Services, Inc.

Objective

The Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. The Fund's investment objective may be changed by the Fund's Trustees without shareholder approval.

Principal Strategies

The Fund invests at least 65% of its assets, under normal market conditions, in investment grade corporate bonds (rated in the four highest categories by a nationally recognized statistical rating organization ("NRSRO")) and U.S. Government securities. The Fund also invests in mortgage-backed securities and repurchase agreements.

As part of its responsibilities to the Fund, Nationwide Advisory Services, Inc. ("NAS") initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. NAS has chosen NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers, L.P. each to manage a portion of the Fund's portfolio. These subadvisers have been chosen because they approach investing in debt obligations in different ways, and NAS believes that diversification among securities and styles will increase the potential for investment return and reduce risk and volatility. The following is a description of the investment strategies used by each subadviser:

NCM Capital Management Group, Inc. selects a diversified portfolio of investment grade debt securities for its portion of the Fund's assets in which overall credit risk is minimized. The subadviser will choose the average maturity and duration of its portion of the Fund's portfolio based on the intermediate and longer-term outlook of interest rates, the economy and financial markets rather than short-term fluctuations in interest rates or economic statistics.

The subadviser then determines which sectors of the fixed income market offer the highest potential for attractive returns. After analyzing current and prospective developments in the economy and financial markets, the subadviser chooses those securities that offer the greatest potential for higher returns over a specific time period. The subadviser will sell securities if more favorable opportunities are identified.

Smith Graham & Co. Asset Managers, L.P. uses an investment process centered around maximizing stable cash flows consisting of income on fixed income securities and prepayments from mortgage-backed securities and the reinvestment of that cash in securities for the Fund.

The subadviser uses software models it developed to identify areas of the fixed income market that offer the greatest potential for returns at the lowest price. Additional return on the Fund's investments is obtained by purchasing securities the subadviser feels are undervalued. The subadviser will sell securities if more favorable opportunities are identified.

Principal Risks

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

Interest rate risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. An investment in the Fund will decline in value if the value of the Fund's investments decreases.

Credit risk. Credit risk is the risk that the issuer of the debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes. This could lead to a greater fluctuation in the value of the Fund.

Prepayment risk and extension risk. Prepayments of principal on mortgage-backed securities affect the average life of a pool of such securities. Mortgage prepayments are affected by the level of interest rates and other factors. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

For more detailed information about principal investment techniques and risks, see "More About The Fund."

Performance

No performance information is provided because the Income Fund had been in operation for less than a year as of December 31, 1998.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (paid
directly from your investment)                         None

Annual Fund Operating Expenses
(deducted from Fund assets)

     Management Fees                                   0.45%
     Other Expenses                                    0.56%
                                                       ----
     Total Annual Fund Operating Expenses(2)           1.01%
                                                       ====

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 Year         3 years         5 years          10 Years
            ------         -------         -------          --------
             $103            $322            $558            $1,236

More About the Fund

Principal Risks and Techniques

The Fund may use the following principal investment techniques to increase returns, protect assets or diversify investments, which are subject to certain risks. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. For additional information about the Fund's other investment techniques, see the Statement of Additional Information.

Principal Investment Techniques

Investment Grade Debt Securities. These include U.S. Government debt securities, corporate debt securities and municipal debt securities that have been rated within the four highest rating categories by a NRSRO. In evaluating a debt security, an NRSRO measures the financial condition and stability of the issuer and assigns a rating. If an NRSRO changes a debt security's rating, it may affect the security's value.

Mortgage-backed Securities. U.S. Government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. Government or one of its agencies. Mortgage-backed securities may also be issued by private issuers.

Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs can be issued by the U.S. Government or its agencies or by private lenders.

These securities are subject to interest rate risk and credit risk if they are issued by private issue. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities secured by these loans will be paid off sooner than the portfolio manager anticipated. Reinvesting the returned principal in a lower interest rate market reduces the Fund's income. Mortgage-backed securities are also subject to extension risk and the possibility of losing principal as a result of prepayments.

U.S. Government Securities. These securities include Treasury bills, notes, bonds and other securities issued or guaranteed by the U.S. Government and securities issued by U.S. Government agencies, including:

o The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States.

----------
(1) Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) Until further notice, Nationwide Advisory Services, Inc. has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Operating Expenses will not exceed 0.75%.

o     The Federal Home Loan Banks
o     The Federal National Mortgage Association ("FNMA")
o The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC")
o     The Federal Farm Credit Banks

Although there is virtually no credit risk with U.S. Government securities, neither the U.S. Government nor its agencies guarantee the market value of their securities. Interest rate changes, prepayment risks, and other factors may affect the value of these securities.

Repurchase agreements. In entering into a repurchase agreement, the Fund essentially is making a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering the amounts owed to it.

Management

Management Discussion

[MANAGEMENT DISCUSSION AND LINE GRAPH TO BE INSERTED WITH SUBSEQUENT POST-EFFECTIVE AMENDMENT]

Investment Manager

Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of the Nationwide Separate Account Trust (the "Trust"). Subject to the supervision and direction of the Trustees, NAS also determines the allocation of assets among the subadvisers and evaluates and monitors the performance of subadvisers. NAS also selects and places money market investments on behalf of the Fund. NAS and its predecessors have managed investment since 1965. As of December 31, 1998, NAS had approximately $11.3 billion in assets under management.


The annual management fee payable by the Fund to NAS, expressed as a percentage of the Fund's average daily net assets, is as follows:



              Fund                     Fee
              ----                     ---
The Fund                              0.60%


The Fund does not pay the subadvisers' management fees. Instead, these management fees are paid by NAS out of the management fee it receives from the Fund.

Multi-Manager Structure

NAS and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows NAS to hire, replace or terminate subadvisers without the approval of shareholders. The order also allows NAS to revise a subadvisory agreement with Trustee approval but without shareholder approval. If a new subadviser is hired, you will receive information about the new subadviser within 90 days of the change. The order allows the Fund to operate more efficiently and with greater flexibility.

NAS provides the following oversight and evaluation services to the Fund:

o     performing initial due diligence on prospective subadvisers for the Fund
o monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations
o     communicating performance expectations and evaluations to the subadvisers
o ultimately recommending to the board of trustees whether a subadviser's contract should be renewed, modified or terminated.

NAS does not expect to recommend frequent changes of subadvisers. NAS will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although NAS will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

The Subadvisers

Subject to the supervision of NAS and the Trustees, a subadviser will manage all or a portion of the Fund's assets in accordance with tbe Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each Subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities.

The following are the subadvisers for the Fund.

NCM Capital Management Group, Inc. ("NCM Capital") was founded in 1986 and serves as one of the Fund's Subadvisers. Its offices are located at 103 W. Main St., Durham, NC 27701. As of December 31, 1998, NCM Capital had approximately $____ billion in assets under management.

Portfolio Manager

The primary portfolio manager of the portion of the Fund's portfolio managed by NCM Capital is Paul L. Van Kampen, CFA. Mr. Van Kampen joined NCM Capital as

Senior Vice President and the Director of Fixed Income Research in _______. Prior to joining NCM Capital, he was an Executive Director of Aon Advisors, Inc.

Smith Graham and Co. Asset Managers, L.P. ("Smith Graham") also serves as a subadviser to the Fund. Its corporate offices are located at 6900 Texas Commerce Tower, 600 Travis Street, Houston, Texas 77002-3007. Smith Graham serves as an investment adviser to a variety of corporate, foundation, public, Taft Hartley and mutual fund clients. The firm provides global and international money management through its affiliate Smith Graham Robeco Global Advisers. As of December 31, 1998, Smith Graham managed approximately $___ billion of assets.

Portfolio Manager

The primary portfolio manager of the portion of the Fund's portfolio managed by Smith Graham is Mark Delaney. Mr. Delaney joined Smith Graham in November 1994 and currently serves as a Portfolio Manager.

Performance Advertising For The Funds

The Fund may use past performance in advertisements, sales literature, and the prospectus, including calculations of average annual total return for the most recent one, five, and ten year periods (or the life of the Fund if less). Average annual total return represents the rate required each year for an initial investment to equal the sale value at the end of the specific period. Average annual total return reflects reinvestment of all distributions.

The Fund may also advertise its SEC yield. The SEC yield is based on a 30-day period. This yield takes into account the yields to maturity on all debt instruments and all dividends accrued on equity securities since equity securities do not have maturity dates. The SEC yield is computed by dividing the net investment income per share earned during the 30-day period by the maximum offering price per share on the last day of the period.

Buying and Selling Fund Shares

Who Can Buy Shares of The Funds

An insurance company may purchase shares of the Fund at the Fund's net asset value using purchase payments received on variable life insurance policies or variable annuity contracts issued by life insurance company separate accounts. Fund of Funds may also purchase shares of the Fund for their portfolios.

Shares of the Fund are currently sold only to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, to fund benefits payable under the variable life insurance policies and variable annuity contracts. Shares of the Fund are also sold to affiliated Fund of Funds, and may be sold to other insurance companies in the future. The insurance companies purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. The Fund then uses the proceeds to buy securities for its portfolio. Each Fund of Funds and insurance separate accounts, as a shareholder, has an ownership in the Fund's investments. The Fund also offer to buy back (redeem) its shares at any time at net asset value.

The address for each of the separate accounts is One Nationwide Plaza, Columbus, Ohio 43215. The address for the Fund is Three Nationwide Plaza, Columbus, Ohio 43215.

Since the variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning transactions.

Purchase Price

The purchase or "offering" price of one share of a Fund is its "net asset value" or NAV. No sales charge is imposed on the purchase of shares of the Fund. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV is determined by dividing the total value of a Fund by the total number of outstanding shares, and is determined at the close of regular trading each day that the New York Stock Exchange is open for trading (usually 4 p.m. Eastern Time). When you purchase shares, your purchase price will be the offering price or NAV next determined after your order is received.

NAS does determine NAV on the following days:

o     Christmas Day
o     New Year's Day
o     Martin Luther King Jr. Day
o     Presidents Day
o     Good Friday
o     Memorial Day
o     Independence Day
o     Labor Day
o     Thanksgiving Day
o     other days when the New York Stock Exchange is not open

NAS reserves the right not to determine an NAV when:

o     we have not received any orders to purchase, sell, or exchange shares o

o     changes in the value of the Funds' portfolios do not affect the NAV

If current prices are not available for a security, or if NAS determines that the price of a security does not represent its fair value, the security may be valued at fair market value in accordance with procedures adopted by the Board of Trustees.

Selling Shares

You can sell--also known as redeeming--your shares of the Fund at any time, subject to certain restrictions. The price you will receive when you sell your shares will be the NAV next determined after NAS receives the properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares sold depends upon the market value of the investments of the Fund at the time of sale, and the value may be more or less than you paid for the shares.

Restrictions on sales

You may not be able to sell your shares of the Fund or we may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

Year 2000

NAS has developed a plan to address the Year 2000 issue. The issue arises because many existing computer programs use only two digits to identify a year (for example, the year 1998 would be represented by the digits "98"). In such programs, the year 2000 will be represented by "00", which a computer could interpret as the year 1900. If not corrected, many computer applications could fail or create erroneous results. Since 1996, NAS has been evaluating its exposure to this issue by reviewing its operating systems and outside service provider systems we depend on. We expect all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of the second quarter of 1999. Compliance testing will also be completed in the second quarter of 1999. Outside service providers and business partners will be required to certify compliance by the end of the second quarter 1999.

Dividends and Distributions

Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders in December of each year.

Tax Status

The Fund's policy is to qualify as a regulated investment company and to meet the requirements of Subchapter M of the Internal Revenue Code (the "Code"). The Fund intends to distribute all, or substantially all, of its taxable net income and capital gains to shareholders each year. As a result, the Fund will not be required to pay any federal income taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity contracts and variable life insurance policies, the separate accounts underlying these contracts or policies, as well as the Fund in which these separate accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income allocable to the variable annuity contracts and variable life insurance policies would be taxable currently to the holders of these contracts or policies.

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. and an investment in the Fund. Please refer to the prospectus of the variable annuity contract or variable life insurance policy for a discussion of the tax consequences of these products.

Information from Nationwide

Please read this Prospectus before you invest, and keep it with your records. The following documents--which you can get free of charge--contain additional information about the Fund:

o Statement of Additional Information (SAI) (incorporated by reference in this Prospectus)

o     Annual Report

o     Semi-Annual Report

For additional information contact:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio  43215

For information and assistance:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

Information from the Securities and Exchange Commission

You can obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-800-SEC-0330)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009

(The SEC charges a fee to copy any documents)

Via the Internet:

http://www.sec.gov

Investment Company Act File No. 811-3213

Nationwide Strategic Growth Fund
Nationwide Strategic Value Fund
Nationwide Select Advisers Mid Cap Fund
Nationwide Small Cap Value Fund
Nationwide Select Advisers Small Cap Growth Fund
Nationwide Global Equity Fund
Nationwide Equity Income Fund
Nationwide Balanced Fund
Nationwide Multi Sector Bond Fund
Nationwide High Income Bond Fund

May 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Fund Summaries

This prospectus provides information about ten funds offered by Nationwide Separate Account Trust (together, the "Funds"). "You" and "Your" refer to potential investors and current investors, including owners of variable annuity contracts and variable life insurance policies. "We," "Us" and "Our" refer to Nationwide Advisory Services, Inc.

Nationwide Strategic Growth Fund

Objective

The Fund seeks capital growth. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

Principal Investment Strategies

Nationwide Advisory Services, Inc. ("NAS") has selected Strong Capital Management, Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund focuses on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund's portfolio can include stocks of companies of any size. The subadviser may decide to sell a stock when the company's growth prospects become less attractive. The subadviser's buy/sell strategy is not limited by the turnover rate of the Fund's portfolio. The subadviser may participate in frequent portfolio transactions, which will lead to higher transaction costs.

Principal Risks

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

Portfolio turnover risk. The Fund will attempt to buy securities with the intent of holding them for investment but the portfolio manager may buy and sell securities if he or she believes it to be in the best interest of the Fund. Although the Fund will not consider portfolio turnover rate a limiting factor in making investment decisions, a higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market go down. Individual stocks are affected by factors such as corporate earnings, production, management and sales. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Risks related to investing for growth. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Mid/small cap risk. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small cap companies are usually less stable and less liquid than the stocks of larger companies.

Foreign risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. In addition, the "Euro" began serving as a new common currency for participating European nations on January 1, 1999. It is unclear whether the newly created accounting, clearing, settlement and payment systems for the new currency will be adequate.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

Annual Total Returns:

1998*: 14.6%

Best qtr.: 20.7% 4th qtr. of 1998     Worst qtr.: -14.0% 3d qtr.  of 1998

Average annual total returns as of 12/31/98:

                                   1 Year          Since Inception*
                                   ------          ----------------
The Fund                           14.59%               14.59%

The S&P/Barra
Mid Cap 400
Growth Index                       34.73%               31.28%

*     The Fund commenced operationS on October 31, 1997.

The S&P/Barra Mid Cap 400 Growth Index is an unmanaged, capitalization-weighted (meaning that companies with larger market capitalizations have more influence on the index than companies with smaller market capitalizations) index composed of companies in the S&P MidCap 400 Index whose stocks have higher price-to-book ratios. Unlike mutual funds, the S&P/Barra Mid Cap 400 Growth Index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (paid
directly from your investment)                     None

Annual Fund Operating Expenses
(deducted from Fund assets)

     Management Fees                              0.90%
     Other Expenses                               0.65%
                                                  ----
     Total Annual Fund Operating Expenses(2)      1.55%
                                                  ====

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 Year      3 years      5 years      10 Years
                 ------      -------      -------      --------
                  $158        $490         $845         $1,846

----------
(1) Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) Until further notice, NAS has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Operating Expenses will not exceed 1.00%.

Nationwide Strategic Value Fund

Objective

The Fund's primary investment objective is long-term capital appreciation, and portfolio securities are selected primarily with a view to achievement of this objective. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

Principal Strategies

NAS has selected Schafer Capital Management, Inc. as subadviser to manage the Fund's portfolio on a day-to-day basis through a subcontract with Strong Capital Management, Inc. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have above-average growth potential, but also are inexpensive relative to market averages. The Fund invests approximately equal amounts of its assets in each stock in the portfolio at the time of purchase, and generally invests all of its assets in U.S. and foreign common stock and convertible securities. The subadviser sells holdings when they are no longer attractive based on their growth potential or price.

Principal Risks

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market go down. Individual stocks are affected by factors such as corporate earnings, production, management and sales. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Risks related to investing for value. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on value-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Mid/small cap risk. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small companies is usually less stable and less liquid than the stocks of larger companies, but this is not always the case.

Foreign risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. In addition, the "Euro" began serving as a new common currency for participating European nations on January 1, 1999. It is unclear whether the newly created accounting, clearing, settlement and payment systems for the new currency will be adequate.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

Annual Total Returns:

1998*: 0.4%

Best qtr.: 26.4% 4th qtr. of 1998     Worst qtr.: -22.9% 3d qtr.  of 1998

Average annual total returns as of 12/31/98:

                               1 Year         Since Inception*
                               ------         ----------------
The Fund                        0.39%              1.74%

The S&P 500
Index                          28.58%                --

*     The Fund commenced operations on October 31, 1997.

The S&P 500 Index is an unmanaged, capitalization-weighted (meaning that companies with larger market capitalizations have more influence on the index than companies with smaller market capitalizations) index of 500 widely-held common stocks of companies in a variety of industries. The S&P 500 Index is an indicator of broad stock price movements. Unlike mutual funds, the S&P 500 Index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (paid
directly from your investment)                       None

Annual Fund Operating Expenses
(deducted from Fund assets)
     Management Fees                                0.90%
     Other Expenses                                 0.33%
                                                    ----
     Total Annual Fund Operating Expenses(2)        1.23%
                                                    ====

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 Year          3 years        5 years       10 Years
            ------          -------        -------       --------
             $125             $390           $676         $1,489

----------
(1) Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) Until further notice, NAS has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Operating Expenses will not exceed 1.00%.

Nationwide Select Advisers Mid Cap Fund

Objective

The Fund has as its investment objective capital appreciation. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

Principal Strategies

The Fund will invest at least 65% of its total assets in equity securities of companies with market capitalizations between $500 million and $7 billion; however the average market capitalizations may fluctuate over time. In addition, if these companies continue to satisfy other investment policies, the Fund may continue to hold the securities of these companies even if their market capitalizations grow above $7 billion. Market capitalization is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price. The Fund may also invest in special situation companies.

As part of its responsibilities to the Fund, NAS initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. NAS has chosen First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd. and Rice, Hall, James & Associates each to manage a portion of the Fund. Each of them has been chosen because they approach investing in mid cap securities in different ways. NAS believes that diversification among securities and styles will increase the potential for investment return and reduce risk and volatility. The following is a description of the investment strategies used by each subadviser.

First Pacific Advisors, Inc. seeks value in all parts of a company's capital structure, searching for securities that reflect low price/earnings ratio (P/Es) and trade at discounts to private market value. The P/E of a stock is the price of a stock divided by its earnings per share; it gives an investor an idea of how much they are paying for a company's earning power. In its stock selection process, the subadviser looks for a high return on capital, a solid balance sheet, meaningful cash flow, active share repurchase program, insider buying, superior management seeking to maximize shareholder value and projected earnings growth exceeding the stock market average. In evaluating debt obligations, the subadviser attempts to identify current interest rate trends. By investing in a combination of stocks and debt obligations, the subadviser seeks to broaden the universe of investment opportunities while adding diversification and lowering portfolio volatility. The subadviser will sell a security if a more favorable opportunity is identified.

Pilgrim Baxter & Associates, Ltd. invests in companies which it believes to have an outlook for strong earnings growth and the potential for significant capital appreciation. The subadviser uses a two-step investment process by starting with a universe of rapidly growing companies with market capitalizations between $500 million and $7 billion and then creating a smaller universe of growing companies based on analysis through proprietary software and research models that incorporate important attributes of successful growth. Using fundamental research, the subadviser looks at financial records and evaluates each company's earnings quality and assesses the sustainability of the company's current growth trends. Ultimately, the subadviser seeks to construct an investment portfolio that possesses strong growth characteristics. The subadviser will sell a security if it cannot sustain these growth characteristics.

Rice, Hall, James & Associates normally invests at least 65% of its portion of the Fund's total assets in equity securities of companies with market capitalizations of $300 million to $2.5 billion at the time of initial purchase. The subadviser believes that there are greater pricing inefficiencies for small/mid cap securities than larger capitalization securities because this range of the market has less analyst coverage. The subadviser will tend to choose from relatively underfollowed securities. The Fund will invest in companies that the subadviser believes will increase in price within a one to two year period because of a change that is not anticipated by the market, such as a new product introduction, new management or new markets.

Principal Risks

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market go down. Individual stocks are affected by factors such as corporate earnings, production, management and sales. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow scope of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund invested more broadly in the overall stock market.

Mid/small cap risk. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small cap companies is usually less stable and less liquid than the stocks of larger companies.

Special Situation Companies Risk. Special situation companies are companies which may be subject to actual or prospective acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits do not materialize, the value of the special situation company may decline.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

Annual Total Returns:

1998*: 10.8%

Best qtr.: 18.7% 4th qtr. of 1998    Worst qtr.: -14.1% 3d qtr.  of 1998

Average annual total returns as of 12/31/98:

                              1 Year        Since Inception*
                              ------        ----------------
The Fund                      10.81%             8.91%

The S&P 400 Mid
Cap Index                     34.73%            31.28%

*     The Fund commenced operation on October 31, 1997.

The S&P 400 Mid Cap Index is an unmanaged, capitalization-weighted (meaning that companies with larger market capitalizations have more influence on the index than companies with smaller market capitalizations), index containing 400 U.S. companies whose stocks represent the mid-range of the U.S. stock market. Unlike mutual funds, the S&P 400 Mid Cap Index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (paid
directly from your investment)                    None

Annual Fund Operating Expenses
(deducted from Fund assets)
     Management Fees                             1.05%
     Other Expenses                              0.49%
                                                 ----
     Total Annual Fund Operating Expenses(2)     1.54%
                                                 ====

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 Year         3 years         5 years           10 Years
            ------         -------         -------           --------
             $157            $486            $839             $1,835

----------
(1) Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) Until further notice, NAS has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Operating Expenses will not exceed 1.20%.

Nationwide Small Cap Value Fund

Objective

The Fund has as its investment objective capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. The Fund's investment objective can be changed by the Fund's Trustees without shareholders approval.

Principal Strategies

NAS has selected The Dreyfus Corporation as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R), known as small cap companies. The Russell 2000, published by the Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Currently the market capitalizations of companies in the Russell 2000 range from approximately $222 million to $1.4 billion. The Fund may invest up to 20% of its total assets in equity securities of foreign companies. The subadviser will sell a stock if the subadviser no longer considers the company to be of value.

Market capitalization is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.

The Fund will invest in stocks of U.S. and foreign companies which the subadviser considers to be "value" companies. The subadviser generally believes that such companies have relatively low price to book ratios, low price to earnings ratios or higher than average dividend payments in relation to price.

Smaller capitalization companies are often under valued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which would result in greater discrepancies in valuation.

Principal Risks

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market go down. Individual stocks are affected by factors such as corporate earnings, production, management and sales. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow scope of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund invested more broadly in the overall stock market.

Mid/small cap risk. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small cap companies are usually less stable and less liquid than the stocks of larger companies.

Foreign risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. In addition, the "Euro" began serving as a new common currency for participating European nations on January 1, 1999. It is unclear whether the newly created accounting, clearing, settlement and payment systems for the new currency will be adequate.

Risks related to investing for value. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on value-style stocks, the Fund's performance at times may be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

Annual Total Returns:

1998*: -3.1%

Best qtr.: 26.4% 4th qtr. of 1998     Worst qtr.: -26.3% 3d qtr.  of 1998

Average annual total returns as of 12/31/98:

                              1 Year          Since Inception*
                              ------          ----------------
The Fund                      -3.06%               -4.00%

Russel 2000
Value Index                   -6.45%               -1.90%

*     The Fund commenced operation on October 31, 1997.

The Russell 2000 Value Index is an unmanaged, capitalization-weighted (meaning that companies with larger market capitalizations have more influence on the index than companies with smaller market capitalizations) index containing companies in the Russell 2000 Stock Index that have lower than average price-to-book ratios and lower forecasted growth rates. The Russell 2000 Stock Index contains the 2000 smallest companies in the Russell 3000 Index, an index that contains approximately the 3000 largest companies in the U.S. Unlike mutual funds, the Russell 2000 Value Index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (paid
directly from your investment)                     None

Annual Fund Operating Expenses
(deducted from Fund assets)
     Management Fees                               0.90%
     Other Expenses                                0.43%
                                                   ----
     Total Annual Fund Operating Expenses(2)       1.33%
                                                   ====

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 Year     3 years      5 years    10 Years
            ------     -------      -------    --------
             $135        $421         $729      $1,601

----------
(1) Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) Until further notice, NAS has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Operating Expenses will not exceed 1.05%.

Nationwide Select Advisers Small Cap Growth Fund

Objective

The Fund seeks capital growth. The Fund's investment objective can be changed without shareholder approval.

Principal Strategies

The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies. The Fund may also invest in foreign securities.

Market capitalization is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price. The Russell 2000, published by The Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Currently the market capitalizations for companies in the Russell 2000 range from approximately $222 million to $1.4 billion.

As part of its responsibilities to the Fund, NAS initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. NAS has chosen Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP and Neuberger Berman, LLC each to manage a portion of the Fund. The subadvisors have been chosen because they approach investing in small cap securities in different ways, and NAS believes that diversification among securities and styles will increase the potential for investment return and reduce risk and volatility. The following is a description of the investment strategies used by each subadviser:

Franklin Advisers, Inc. is a research driven, "bottom-up" fundamental investor, examining the financial history of individual companies and pursuing a disciplined "growth at a reasonable price" strategy. Relying on a team of analysts to provide in-depth industry expertise, the subadviser chooses small cap companies that it believes are positioned for rapid growth in revenues, earnings or assets, and whose common stocks are selling at reasonable prices. The subadviser evaluates small cap companies for distinct and sustainable competitive advantages, such as a particular marketing or product niche, proven technology, and industry leadership - all factors the subadviser believes point to strong, long-term growth potential. The subadviser diversifies its allocation of the Fund's assets across many industries, and from time to time, may invest substantially in certain sectors, including technology and biotechnology. The subadviser will sell securities from time to time as more favorable opportunities are identified.

Miller Anderson & Sherrerd, LLP focuses on companies that demonstrate high earnings growth rates, growth stability, and rising profitability. In particular, the subadviser invests in companies that appear to be capable of producing earnings that consistently beat market expectations. The subadviser uses computer analysis to identify stocks based on earnings' predictions and then conducts extensive fundamental research, examining financial records and identifying those companies with the most attractive earnings revisions. Finally, the subadviser reviews the valuation of these stocks to eliminate the most overvalued stocks from consideration. The subadviser also follows a strict sell discipline and will sell stocks when their earnings revision scores fall to unacceptable levels, fundamental research uncovers unfavorable trends, or valuations are excessive relative to the stocks' growth prospects.

Neuberger Berman, LLC's growth equity group takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy, and may sell a stock when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Principal Risks

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market go down. Individual stocks are affected by factors such as corporate earnings, production, management and sales. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow scope of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund invested more broadly in the overall stock market.

Mid/small cap risk. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small cap companies are usually less stable and less liquid than the stocks of larger companies.

Risks related to investing for growth. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Foreign risk. Investments in foreign securities involve risks in addition to those of investments in U.S. companies. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. In addition, the "Euro" began serving as a new common currency for participating European nations on January 1, 1999. It is unclear whether the newly created accounting, clearing, settlement, and payment systems for the new currency will be adequate.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

Performance

No performance information is provided because the Select Advisers Small Cap Growth Fund will not begin operations until about May 1, 1999.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees1 (paid
directly from your investment)                 None

Annual Fund Operating Expenses
(deducted from Fund assets)
     Management Fees                             %
     Other Expenses2                             %
                                              ---
     Total Annual Fund
Operating Expenses3                              %
                                              ===

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 Year           3 years
                           ------           -------
                              $                $

----------
(1) Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) Because the Fund is new and does not yet have any operating history, "Other Expenses" are based upon estimates for the current fiscal year.

(3) Until further notice, NAS has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Operating Expenses will not exceed ___%.

Nationwide Global Equity Fund

Objective

The Fund seeks to provide a high total return from a globally diversified portfolio of equity securities. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

Principal Strategies

NAS has selected J.P. Morgan Investment Management Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund invests in equity securities primarily from developed countries. Normally the Fund's investments will be from issuers in at least five different countries and will usually include the United States. Under normal conditions, the Fund will invest at least 65% of its assets in equity securities. The subadviser uses a disciplined process to seek to enhance the Fund's returns and reduce its volatility relative to the Morgan Stanley Capital International World Index (MSCI World Index), the Fund's benchmark. The subadviser follows a three-step process that combines country allocation, stock selection through fundamental research and currency management.

Country Allocation. J.P. Morgan takes an in-depth look at the relative valuations and economic prospects of different countries in order to determine which countries to emphasize. J.P. Morgan first ranks the countries and then a team of strategists makes country allocation decisions for the Fund. The Fund may overweight or underweight countries relative to the MSCI World Index.

Stock Selection. In choosing stocks, the Fund emphasizes those that are undervalued according to J.P. Morgan's proprietary research. First various models are used to quantify J.P. Morgan's fundamental stock research, producing a ranking of companies within each industry according to their relative value. The Fund then buys and sells stocks using research and valuation rankings, as well as the subadviser's assessment of other factors, including:

o     Catalysts that could trigger a change in a stock's price Potential reward
o     compared to potential risk
o     Temporary mispricings caused by market overreactions

Currency Management. J.P. Morgan actively manages currency exposure in conjunction with the country allocation and stock selection in an attempt to protect and possibly enhance the Fund's returns. It manages the currency exposure of foreign investments relative to the MSCI World Index, and may hedge foreign currency exposure into the U.S. dollar or from one foreign currency into another.

The Fund will use derivatives for hedging and for risk management (i.e. to establish or adjust exposure to particular securities, markets or currencies). Although the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio.

Principal Risks

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market go down. Individual stocks are affected by factors such as corporate earnings, production, management and sales. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Mid/small cap risk. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small cap companies are usually less stable and less liquid than the stocks of larger companies.

Foreign risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. In addition, the "Euro" began serving as a new common currency for participating European nations on January 1, 1999. It is unclear whether the newly created accounting, clearing, settlement and payment systems for the new currency will be adequate.

Derivative risk. The Fund invests in securities that are considered to be derivatives. The value of derivative (like futures and options) is dependent upon the performance of underlying assets, securities or indicies. If the underlying assets, securities or indicies do not perform as expected, the value of the derivative and your investment in the Fund declines. Derivatives are more volatile and are riskier than traditional investments. To the extent the Fund enters into these transactions, their success will depend upon the subadviser's ability to predict pertinent market movement.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

Annual Total Returns:

1998*: 19.1%

Best qtr.: 19.1% 4th qtr. of 1998     Worst qtr.: -12.5% 3d qtr.  of 1998

Average annual total returns as of 12/31/98:

                                1 Year       Since Inception*
                                ------       ----------------
The Fund                        19.14%            17.47%

Morgan Stanley
Capital
International
(MSCI) World
Index                           22.78%            22.02%

*     The Fund commenced operation on October 31, 1997.

The Morgan Stanley Capital (MSCI) World Index is an unmanaged, capitalization-weighted index containing companies whose securities are listed on the stock exchanges of the U.S., Europe, Canada, Australia, and the Far East. Unlike mutual funds, the MSCI World Index does not incur expenses. If this index incurred expenses, the actual returns of this index would be lower.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (paid
directly from your investment)                    None

Annual Fund Operating Expenses
(deducted from Fund assets)

     Management Fees                              1.00%
     Other Expenses                               0.46%
                                                  ----
     Total Annual Fund Operating Expenses(2)      1.46%
                                                  ====

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 Year      3 years     5 years     10 Years
                 ------      -------     -------     --------
                  $149        $462        $797        $1,746

----------
(1) Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) Until further notice, NAS has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Operating Expenses will not exceed 1.20%.

Nationwide Equity Income Fund

Objective

The Fund has as its investment objective above average income and capital appreciation. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

Principal Strategies

NAS has selected Federated Investment Counseling as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund pursues its investment objective by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

The subadviser ranks the future performance potential of companies based on valuation models which attempt to identify companies trading at low valuation relative to their history, to the market and to their expected future growth. To determine the timing of purchases and sales of portfolio securities, the subadviser looks at recent stock price performance and the direction of current fiscal year earning estimates. In addition, the subadviser performs traditional fundamental analysis of an individual company's financial history to select the most promising companies for the Fund's portfolio. After performing these types of analyses on equity securities, the Fund generally will sell a security only if a better replacement can be found. However, if the fundamental analysis indicates problems with the security, the subadviser will sell the security.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the subadviser limits the Fund's exposure to each sector that comprises the S&P 500 Index. The S&P 500 Index, published by Standard & Poor's Corporation, is an index consisting of approximately 500 widely-held stocks of large U.S. companies. In seeking to manage sector risk, the Fund's allocation to a sector will be no more than 120% and no less than 80% of the S&P 500 Index's allocation to that sector.

Principal Risks

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market go down. Individual stocks are affected by factors such as corporate earnings, production, management and sales. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Sector risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or the market as a whole. As the subadviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks related to investing for value. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on value-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

Annual Total Returns:

1998*: 15.1%

Best qtr.: 16.2% 4th qtr. of 1998     Worst qtr.: -9.0% 3d qtr.  of 1998

Average annual total returns as of 12/31/98:

                         1 Year       Since Inception*
                         ------       ----------------
The Fund                 15.13%            14.64%

The S&P 500
Index                    28.58%               --

*     The Fund commenced operation on October 31, 1997.

The Standard & Poor's 500 Index--an unmanaged index of 500 widely-held stocks of large U.S. companies--gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual funds, the S&P 500 Index does not incur expenses. If expenses were deducted, its actual returns would be lower.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (paid
directly from your investment)                    None

Annual Fund Operating Expenses
(deducted from Fund assets)

     Management Fees                              0.80%
     Other Expenses                               0.35%

     Total Annual Fund Operating Expenses(2)      1.15%

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 Year         3 years        5 years        10 Years
                 ------         -------        -------        --------
                  $117            $365           $633          $1,398

----------
(1) Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) Until further notice, NAS has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Operating Expenses will not exceed 0.95%.

Nationwide Balanced Fund

Objective

The primary investment objective of the Fund is to obtain above average income (compared to a portfolio entirely invested in equity securities). The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

Principal Strategies

NAS has selected Salomon Brothers Asset Management Inc as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund varies its allocations between equity and fixed income securities depending on the subadviser's view of economic and market conditions, fiscal and monetary policy and security values. However, under normal market conditions, at least 40% of the Fund's total assets are invested in equity securities and at least 25% of the Fund's total assets are invested in fixed income senior securities. The Fund may also invest in mortgage- and asset-backed securities.

Credit Quality: The Fund's investments in fixed-income securities are primarily investment grade, rated in the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), but the Fund may invest up to 20% of its assets in nonconvertible fixed income securities rated below investment grade or in unrated securities of equivalent quality. Securities rated below investment grade are commonly referred to as "junk bonds."

Maturity: The Fund's investments in fixed-income securities may be of any maturity.

The subadviser considers both macroeconomic and issuer specific factors in selecting debt securities for the Fund's portfolio. In assessing the appropriate maturity rating and sector weighing of the Fund's portfolio, the subadviser considers a variety of macroeconomic factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once the subadviser determines the preferable portfolio characteristics, the subadviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issuers), liquidity and rating, and sector and issuer diversification. The subadviser also employs fundamental research and due diligence, examining the financial records of an issuer to assess an issuer's:

o     credit quality taking into account financial condition and profitability
o     future capital needs
o     potential for change in rating and industry outlook the
o     competitive environment and management ability

In selecting equity securities for the Fund, the subadviser applies a bottom-up analysis, focusing on companies with:

o Large market capitalizations (market capitalization is simply the number of outstanding shares multiplied by current share price)
o Favorable dividend yields and price to earnings ratios (price of a stock divided by its earnings per share, which provides a measure of how much you are paying for the company's earning power)
o     Stocks that are less volatile than the market as a whole
o     Strong balance sheets
o A catalyst for appreciation and restructuring potential, product innovation or new development

The subadviser sells a security when more favorable opportunities are identified.

Principal Risks

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market go down. Individual stocks are affected by factors such as corporate earnings, production, management and sales. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Foreign Risk. Investments in foreign securities involve risks in addition to those of investments in U.S. companies. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. In addition, the "Euro" began serving as a new common currency for participating European nations on January 1, 1999. It is unclear whether the newly created accounting, clearing, settlement, and payment systems for the new currency will be adequate.

Interest rate risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. Your investment will decline in value if the value of the Fund's investments decrease.

Credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund. These risks are particularly strong for securities rated below investment grade.

Lower Rated Securities Risk. Investment in high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tends to be very volatile and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

o increased price sensitivity to changing interest rates and to adverse economic and business developments;
o greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments; and
o negative market sentiment towards high yield securities depresses the price and liquidity of high yield securities (this negative perception could last for a significant period of time).

For more detailed information about the Fund's investments and risks, see "More About the Funds."

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

Annual Total Returns:

1998*: 8.1%

Best qtr.: 6.9% 1st qtr. of 1998     Worst qtr.: -4.8% 3d qtr.  of 1998

Average annual total returns as of 12/31/98:

                           1 Year        Since Inception*
                           ------        ----------------
The Fund                    8.07%               8.26%

Blend of the
S&P 500 Index
(50%) and the
Lehman Brothers
Aggregate Bond
Index (50%)                18.63%               19.79%

*     The Fund commenced operation on October 31, 1997.

The table compares the Fund's performance to a blend of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. Each index is weighted 50% in determining the blended return, which approximates the weightings of the equity and fixed income securities in the Fund's portfolio. The Standard & Poor's 500 Index--an unmanaged index of 500 widely-held stocks of large U.S. companies--gives a broad look at how the stock prices of large U.S. companies have performed. The Lehman Brothers Aggregate Bond Index is an unmanaged index containing individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities rated investment grade (BBB) or better. Unlike mutual funds, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index do not incur expenses. If these indices incurred expenses, their returns would be lower.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (paid
directly from your investment)                          None

Annual Fund Operating Expenses
(deducted from Fund assets)

     Management Fees                                   0.75%
     Other Expenses                                    0.21%

     Total Annual Fund Operating Expenses(2)           0.96%

----------
(1) Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) Until further notice, NAS has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Operating Expenses will not exceed 0.90%.

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 Year         3 years        5 years       10 Years
            ------         -------        -------       --------
              $98            $306           $530         $1,172

Nationwide Multi Sector Bond Fund

Objective

The primary objective of the Fund is to seek a high level of current income. The Fund also seeks capital appreciation. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

Principal Strategies

NAS has selected Salomon Brothers Asset Management, Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund invests primarily in a globally diverse portfolio of fixed income securities. The subadviser has broad discretion to allocate the Fund's assets among the following segments of the international market for fixed income securities:

o     U.S. government obligations
o     Investment grade U.S. corporate debt
o     Non-investment grade U.S. corporate debt
o     Mortgage-and asset-backed securities
o     Sovereign debt (foreign government debt)
o     Brady Bonds
o     Investment and non-investment grade foreign corporate obligations

Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent deferred payment, in kind, and auction rate features.

Credit quality: The Fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the Fund's assets in obligations rated below investment grade (rated below the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO")), or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds".

Maturity: The Fund has no specific average portfolio maturity requirement, but generally anticipates maintaining a range of 4.5 to 10 years. The Fund may hold individual securities of any maturity.

The subadviser seeks to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data and the subadviser's own assessment of economic and market conditions. The subadviser then seeks to create an optimal risk/return allocation of the Fund's assets among various segments of the fixed income market. After the subadviser makes its segment allocations, the subadviser uses traditional credit analysis to identify individual securities for the Fund's portfolio. The subadviser sells a security to maintain its optimal risk/return allocation for the Fund.

In selecting corporate debt for investment, the subadviser considers the issuer's:

Financial condition Sensitivity to economic conditions and trends Operating history Experience and track record of management

In selecting foreign government debt for investment, the subadviser considers the issuer's:

o     Economic and political conditions within the issuer's country.
o     Debt levels and debt service ratios outside the issuer's country.
o     Access to capital markets.
o     Debt service payment history.

In selecting U.S. government obligations and mortgage-backed securities for investment, the subadviser considers the following factors:

o     Yield curve shifts
o     Credit quality
o     Changing pre-payment patterns

Principal Risks

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

Interest rate risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. Your investment will decline in value if the value of the Fund's investments decrease.

Credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund. These risks are particularly strong for securities rated below investment grade.

Prepayment risk. The issuers of mortgage-backed and asset-backed securities held by the Fund may be able to repay principal in advance. This prepayment risk often occurs when interest rates fall. Changes in pre-payment rates can make the price and yield of mortgage- and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

Foreign risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. In addition, the "Euro" began serving as a new common currency for participating European nations on January 1, 1999. It is unclear whether the newly created accounting, clearing, settlement and payment systems for the new currency will be adequate.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or the market as a whole. As the adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Lower-rated securities risk. Investment in lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tends to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

o Increased price sensitivity to changing interest rates and to adverse economic and business developments.
o     Greater risk of loss due to default or declining credit quality.
o Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments.
o Negative market sentiment towards high yield securities depresses the price and liquidity of high yield securities. This negative perception could last for a significant period of time.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

Annual Total Returns:

1998*: 2.6%

Best qtr.: 2.6% 4th qtr. of 1998     Worst qtr.: -2.0% 3d qtr.  of 1998

Average annual total returns as of 12/31/98:

                           1 Year       Since Inception*
                           ------       ----------------
The Fund                    2.60%             3.16%
Lehman Brothers
Aggregate Bond
Index                       8.69%             8.76%

*     The Fund commenced operation on October 31, 1997.

The Lehman Brothers Aggregate Bond Index is a market-weighted index containing individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated investment-grade (BBB) or better. Unlike mutual funds, the Lehman Brothers Aggregate Bond Index does not incur expenses. If this index incurred expenses, its returns would be lower.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (paid
directly from your investment)                     None

Annual Fund Operating Expenses
(deducted from Fund assets)
     Management Fees                              0.75%
     Other Expenses                               0.21%
                                                  ----
     Total Annual Fund Operating Expenses(2)      0.96%
                                                  ====

----------
(1) Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) Until further notice, NAS has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Operating Expenses will not exceed 0.90%.

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 1 Year     3 years      5 years        10 Years
                 ------     -------      -------        --------
                   $98        $306         $530          $1,172

Nationwide High Income Bond Fund

Objective

The Fund seeks to provide high current income. The Fund's investment objective can be changed without shareholder approval.

Principal Strategies

NAS has selected Federated Investment Counseling as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund provides exposure to the high-yield, lower-rated corporate bond market. At least 65% of the Fund's total assets are invested in these so-called "junk" bonds, which are corporate bonds rate BB or lower. The subadviser actively manages the Fund's portfolio, seeking to realize the potentially higher returns of high-yield bonds by minimizing default risk and other risks through security selection and diversification. Some of the fixed income securities may be convertible into stock of the issuer or otherwise react more closely to movements of the stock market rather than the bond market.

The methods by which the subadviser attempts to reduce the risks involved in lower-rated securities include:

o Credit Research. The subadviser performs its own credit analysis in addition to using rating organizations and other sources, and may have discussions with the issuer's management or other investment analysts regarding issuers. The subadviser performs a credit-intensive, fundamental analysis of the financial records of the issuer which focuses on the financial condition of high yield issuers. In selecting a portfolio security, the subadviser also analyzes the issuer's business and product strength, competitive position and responsiveness to changing business and market conditions, management expertise, and financial condition and anticipated cash flow and earnings to assess whether the security's risk is commensurate with its potential return. In evaluating an issuer, the subadviser places special emphasis on the estimated current value of the issuer's assets rather than its historical cost.

o Diversification. The subadviser invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

o Economic Analysis. The subadviser analyzes current developments and trends in the economy and in the financial markets.

The fixed income securities that the Fund purchases include corporate debt securities, zero coupon securities, convertible securities and preferred stocks.

Principal Risks

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

Interest rate risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. Your investment will decline in value if the value of the Fund's investments decrease.

Credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund. These risks are particularly strong for debt securities rated below investment grade.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market go down. Individual stocks are affected by factors such as corporate earnings, production, management and sales. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Lower-rated securities risk. Investment in lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tends to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

o Increased price sensitivity to changing interest rates and to adverse economic and business developments.
o     Greater risk of loss due to default or declining credit quality.
o Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments.
o Negative market sentiment towards high yield securities depresses the price and liquidity of high yield securities. This negative perception could last for a significant period of time.

Call Risk

Call risk is the possibility that an issuer may redeem a debt security before maturity ("call") at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risk

Fixed income securities that have noninvestment grade credit ratings, that have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

Annual Total Returns:

1998*: 5.8%

Best qtr.: 4.7% 4th qtr. of 1998     Worst qtr.: -3.3% 3d qtr.  of 1998

Average annual total returns as of 12/31/98:

                              1 Year     Since Inception*
                              ------     ----------------
The Fund                       5.80%          7.04%
Lehman Brothers
High Yield Index               1.60%          2.97%

*     The Fund commenced operation on October 31, 1997.

The Lehman Brothers High Yield Index contains fixed-rate, publicly issued bonds rated below investment grade. Bonds in this index are dollar-denominated and non-convertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Unlike mutual funds, the Lehman Brothers High Yield Index does not incur expenses. If this index incurred expenses, the actual returns of this index would be lower.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (paid
directly from your investment)                          None

Annual Fund Operating Expenses
(deducted from Fund assets)

     Management Fees                                   0.80%
     Other Expenses                                    0.32%
                                                       ----
     Total Annual Fund Operating Expenses(2)           1.12%
                                                       ====

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of those time periods. It also assumes a 5% return each year, that expenses will not change, and that there are no fee waivers or expense reimbursements in effect. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 Year         3 years        5 years        10 Years
             ------         -------        -------        --------
              $114           $356            $617          $1,363

----------
(1) Sales charges may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) Until further notice, NAS has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Operating Expenses will not exceed 0.95%.

More About the Funds

Principal Risks and Techniques

The Funds may use the following principal investment techniques to increase returns, protect assets or diversify investments. These techniques are subject to certain risks. Because the value of your investment in a Fund will fluctuate, there is the risk that you will lose money. For additional information about the Funds' investment strategies and techniques, see the Statement of Additional Information.

Principal Risks

Small Cap Risk. Historically, small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may lack depth of management, they may be unable to generate funds necessary for growth or development, they may be developing or marketing new products or services for which markets are not yet established and may never become established, or their products or services may become quickly obsolete. In particular, small cap companies in the technology and biotechnology industries may be subject to abrupt or erratic price movements. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign Risk

o Country. General securities market movements in any country where a Fund has investments are likely to affect the value of the securities the Fund owns that trade in that country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

o Company. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

o Currency. Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

Prepayment Risk and Extension Risk. Prepayments of principal on mortgage- and asset-backed securities affect the average life of a pool of such securities. Prepayments are affected by the level of interest rates and other factors. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening average life of a pool of mortgage- and asset-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage- and asset-backed securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower rates. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of a Fund.

Risks related to investing for value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on an analyst's upward earnings estimate revision, a positive fundamental development, or other positive market development. Further, value stocks tend to have higher dividend yields than growth stocks. This means they depend less on price changes for returns. Accordingly, they might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.

Principal Investment Techniques

Preferred Stock. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to received dividends at a fixed rate when and as declared by the issuer's board of directors but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid before common shareholders receive any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks, however, are equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

Convertible Securities. Convertible securities--also known as convertibles--include bonds. debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid bond/stock security. Like bonds, they pay interest. Because they can be converted into common stocks (within a set period of time, at a specified price or formula), convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than their underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay bond-like income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay common stock shareholders), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must be generally paid before holders of convertibles and common stock shareholders). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by an NRSRO, or they are not rated at all.

Zero Coupon Securities. Zero coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero coupon securities are sold at a deep discount.

Zero coupon securities may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and conversely tends to fall more during periods of rising interest rates than bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, a Fund may be required to make distributions to shareholders and may have to sell some of their assets at inappropriate times in order to generate cash to make distributions.

U.S. Government Securities. These securities include Treasury bills, notes, and bonds, securities issued or guaranteed by the U.S. Government and securities issued by U.S. Government agencies, including:

o The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States.
o     The Federal Home Loan Banks
o     The Federal National Mortgage Association ("FNMA")
o The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC")
o     The Federal Farm Credit Banks

Although there is virtually no credit risk with these U.S. Government Securities, neither the U.S. Government nor its agencies guarantee the market value of their securities. Interest rate changes, prepayment and other factors may affect the value of these securities.

Mortgage-backed and Asset-backed Securities. U.S. Government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage of mortgage loans on real property and issued or guaranteed by the U.S. Government or one of its agencies. Mortgage-backed securities may also be issued by private issuers.

Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs can be issued by the U.S. Government or its agencies or by private lenders.

These securities are subject to interest rate risk and credit risk if they are issued by private issuers. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed security will be paid off sooner than the portfolio manager anticipated. Reinvesting the returned principal in a lower interest rate market reduces the Fund's income. Mortgage-backed securities are also subject to extension risk and the possibility of losing principal as a result of prepayments.

Derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. An option on a futures contract is where the option value varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

Sovereign Debt. Sovereign debt includes:

o Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in foreign countries.
o Fixed income securities issued by government owned, controlled or sponsored entities located in foreign countries.
o Debt securities issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
o Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.
o Participations in loans between foreign governments and financial institutions.
o Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Other Investment Techniques

The Statement of Additional Information ("SAI") contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover page.

Temporary Defensive Positions

In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

Management

Management Discussion

The following is the management discussion and analysis for each Fund, except the Select Advisers Small Cap Growth Fund, from each of the subadvisers. The management discussion and analysis provides an overview of the economy, its impact on each Fund for the year ended October 31, 1998 and a look into future prospects from the perspective of each subadviser. Within this section, "We," "Us" and "Our" refers to the subadviser of the Fund and "I" refers to the portfolio manager of the Fund.

Nationwide Strategic Growth and Strategic Value Funds. The year began with a broad rally in the U.S. Equity Markets as large, small, and mid cap stocks all posted strong first quarter gains. The rally stalled in mid-April amid concerns about corporate earnings weakness stemming from the Asian financial crisis. April also marked the beginning of the market divergence between high-growth large cap stocks and the rest of the market, which has punished small caps and value stocks for much of 1998. Large cap stocks shook off the fears and continued to climb resulting in another record high for the S&P 500 in mid-July.

Another wave of selling ensued in late summer, again on fears that the Asian crisis would de-stabilize prices and lead to slower economic growth in the U.S. This sparked a massive flight to Treasurys, a tightening of credit conditions, and a near shut-down of the U.S. corporate bond markets. By early autumn, small caps and value stocks were firmly entrenched in a bear market, and even the Teflon large-caps flirted with -20% declines from their July peaks.

Sentiment quickly reversed when a recovery in the foreign markets and three interest rate cuts by the Federal Reserve, including a surprise reduction between the normally scheduled FOMC meetings, sparked a rapid recovery in U.S. stocks. Large cap and technology-related issues led the resurgence as investors scrambled to put their heavy cash positions back to work. Internet stocks and IPOs were traded up to such high levels that traditional valuation measures became pointless. Not even presidential impeachment could restrain the broad market rally, which finally brought small and mid cap stocks out of hibernation. Growth stocks continued to outperform value stocks in all market cap segments as investors paid up for companies with visible earnings.

[Line Graph to be inserted]

Strategic Growth Fund. Despite a strong showing in the fourth quarter, the Fund underperformed its benchmark, the S&P 500 in 1998. The market turned its favor toward large cap stocks early in the year and remained focused on a handful of liquid, megacap names until the very last week of the fourth quarter. Our slant toward small- and medium-sized companies hurt relative performance in one of the narrowest markets since the early seventies. As of December 31, 1998, the median market cap of the Fund was 3.6, compared with the S&P 500, which was 60.3.

During the year, we pared our holdings in slower growing sectors such as consumer staples, energy, and financials, and shifted to higher growth sectors, such as technology. The Fund emphasized more technology during the period due to the sector's high earnings visibility for the coming quarters. Healthcare holdings were also increased marginally. In summary, areas of emphasis included technology, healthcare, and retail. The Fund had little or no exposure to basic materials, energy, cyclicals, or utilities.

Looking ahead to 1999, we foresee an economy characterized by stable, moderate growth and very low inflation. Prospects for stable or rising earnings growth should help technology, healthcare, and consumer sectors to lead the market. Volatility will continue to be an issue in 1999 as valuations are back to peak levels and any uncertainty can bring sudden and sharp corrections. Provided the economy avoids a recession, corporate earnings remain positive, and the federal reserve maintains its bias towards easing, high quality growth stocks should outperform. We also expect to see broader stock leadership, which includes the best growing mid and small cap stocks.

[Line Graph to be inserted]

Strategic Value Fund. Despite a strong fourth quarter finish, the Fund underperformed its benchmark, the S&P 500 for the year. Investments in commodities-based industries, such as steel and mining, underperformed throughout the year as commodities prices fell precipitously. The Fund was significantly underweight in expensive technology stocks, which further hurt relative performance. Energy stocks continued to slump on falling oil prices due to excess global supply. It was not until the fourth quarter that the market began to broaden to include more small and mid cap companies, which have struggled since April.

During the period, we were very conscientious about owning stocks that fit our investment criteria. We now have a portfolio that trades at 12 times estimated 1999 earnings estimates, compared with the S&P 500, which trades at a multiple over 24 times forward earnings. We reduced our commitment in basic materials, utilities, technology, and capital equipment, and increased transportation, and financials.

We expect that the focus of investors on a limited number of the very largest stocks will eventually run its course and that ultimately, the general market will trade at valuations which are reasonable when compared to the actual and expected underlying earnings growth rates. The strong performance of small and mid cap stocks in the fourth quarter indicates that the first step in the broadening of the market may have begun, and we are hopeful that it will continue.

[Line Graph to be inserted]

Nationwide Select Advisor's Mid Cap Equity Fund. The Fund returned 10.81% for 1998, as compared to 19.09% for the S&P Mid-Cap 400. Our exposure to smaller to mid-cap companies proved to be a difficult sector. Small-caps have been under pressure and have been trading dramatically cheaper than large-caps for an extended period. Our benchmark is market-cap weighted. If it were equally weighted, the results for this index in 1998 would have been up 5.0%, or about half of the reported return. Better returns have been generated from a select group of the largest cap stocks.

We are seeing improving relative fundamentals for this fund. As 1998 came to an end, many of the year's problems have lost their intensity. Investors became less concerned with the "Asian contagion" and the threat of global economic problems. The Federal Reserve's three rate cuts, strong employment data, and an ever-spending U.S. consumer have allayed fears of domestic recession. The year ended on a positive note, with the Conference Board reporting that the Index of Leading Economic Indicators rose 0.6% in November. This is the largest one-month rise in almost two years.

Our strategy is to continue focusing on small to mid-cap companies with improving earnings expectations. The current economic environment is characterized by a more difficult and slowing trend for earnings. This should especially be true for the larger-cap companies. Our focus on smaller to mid-cap, niche-oriented companies should become more attractive to investors looking for performance.

[Line Graph to be inserted]

Nationwide Small Cap Value Fund. For the year the Fund was down 2.1% while the Russell 2000 Index was down 2.6%.

The continued divergence in performance between large and small stocks and between growth and value stocks was particularly extreme in 1998. The S&P Barra Growth Index, which includes the largest growth stocks, was up 42.2% for the year while the Russell 2000 Value Index, a measure of performance of smaller value stocks, was down 6.5%. We believe this dramatic spread in valuation levels, the largest in over 25 years, has created a compelling opportunity for long-term investors in smaller capitalization stocks.

Technology, which is the Fund's largest sector weighting, was also the best performing sector in 1998. The Fund was overweighted in technology issues beginning last year after the stocks declined in the wake of economic problems in Southeast Asia. Industry demand slowed, earnings were under pressure and the group underperformed until the fourth quarter. Stock prices were up dramatically last quarter as business started to improve, excess inventories were reduced and pricing firmed. The major commitments are in personal computer component manufacturers, semi-conductor capital equipment producers and software companies. The Learning Company, Quantum, Maxtor and Symantec were all strong contributors to 1998 performance. The Fund continues to be overweighted in technology shares, as valuations remain attractive.

The Fund has a strong commitment to the health care sector as business momentum is very positive and product innovation and cost containment continues to drive performance. The focus is on services, the cheapest part of the health care sector, and select medical products companies whose potential is not yet reflected in their stock prices. Major contributors to 1998's performance in the health care sector were Beckman Coulter, ConMed and Wellpoint. Many medical product companies, rich in technology and with good earnings growth prospects, continue to be undervalued.

The energy sector was our biggest disappointment last year. The Fund was overweighted because many of the domestic exploration and production companies were selling at all-time low valuations. This sector has performed poorly because oil prices have been under pressure due to weak global demand. We have recently reduced the exposure, but remain overweighted due to extremely attractive valuations.

The underweighting in the financial services and utilities sectors continues. Financial services companies are currently selling at high valuation levels given their slowing growth prospects. Although utilities outperformed in 1998, as investors sought a safe haven from the volatile and uncertain global markets, they were unattractive to us before their recent gains and are even less attractive today.

Nationwide Small Cap Growth Fund. No discussion of performance is provided because the Small Cap Growth Fund will not begin operations until about May 1, 1999

Nationwide Global Equity Fund. The total return for the Fund was 19.14% (net of fees) for the period vs. the MSCI World Index return of 24.34%. The Fund outperformed the competition for the year- - the Lipper VA Global Funds Average of 16.19%.

Global equity markets achieved a very credible return over the course of 1998, despite a very difficult period during the summer months. European equity markets, in particular, started the year in a strong fashion, reflecting the continued optimism over the prospects for corporate profits. U.S. stock markets staged an impressive rise during the fourth quarter, driving results for the entire year to an unprecedented four years. However, the global market turmoil in the summer months negatively impacted the U.S. and Continental European markets as investor sentiment waned. The global market turmoil in the third quarter turned to global market euphoria in the fourth quarter as markets everywhere rallied strongly. Stocks were helped by moves to ease monetary policy in the U.S. and Europe, with the Fed cutting the overnight rate twice during the quarter, and towards year-end, the European Central Bank orchestrating a coordinated rate cut. While many continue to worry about a slowing global economy, the quick responses from central banks and the overreaction to negative news during the summer provided room for pleasing equity returns.

In contrast to the U.S. and Europe, the Japanese market fell over the year, although the strength of the Yen in the final quarter resulted in a positive return in U.S dollars. The outlook for the Japanese economy remains gloomy with economic growth likely to slip further into recession this year. The extreme weakness in consumer confidence remains a major problem, as does the recent strength of the Yen.

Throughout the year, within the U.S. and Europe, the markets have been very focused, rewarding "growth" companies, emphasizing the very largest, but not necessarily fundamentally better value companies. Against this backdrop, the Fund's underweight position in the U.S. and stock picking in Continental Europe detracted from performance. However, the Fund's underweight position in Japan enhanced performance throughout the period. On the currency side, the Fund's overweight U.S. dollar position, versus an underweight yen position, contributed positively to performance.

After a strong fourth quarter, most equity markets again appear overvalued. This is particularly true in the U.S. where corporate earnings are anticipated to come under pressure as a result of weaker foreign demand, excess capacity and slower domestic capital spending. European stocks are less overvalued, despite an outlook for corporate profits that may not be as exciting as investors were prepared to believe earlier in the year. The trend towards corporate restructuring continues to be intact in Europe, providing support for the equity markets. The injection of public money into the Japanese banking system is hardly a positive force for long-term restructuring but at least the danger of widespread banking collapse has been averted, and near term we have become less pessimistic about the outlook for the equity market.

[line graph to be inserted]

Nationwide Equity Income Fund. The S&P 500 has just completed its fourth consecutive year of 20%+ gains. After falling nearly 20% from its July 17 market peak, the S&P began a dramatic recovery in early October to finish the year with a total return of 28.58%. While this is an extremely impressive showing, it was accompanied by volatility which had been absent for a number of years. Additionally, the advance was concentrated in a handful of companies. Specifically, 20 stocks accounted for 59% of the market's rise, while 100 stocks accounted for 85% of its gain. Unfortunately, the median gain for a stock in the S&P 500 was only 2% with over 70% of the stocks lagging the index return. On an equal-weighted basis, the S&P 500 returned 12.93%. For the fourth quarter ended 12/31/98 the Fund returned 16.03% surpassing the 13.35% return for the average equity income fund, as reported by Lipper Analytical Services. On a year-to-date basis, the Fund's total return of 15.13% is ahead of the 10.89% return of the average equity income fund.

The economic outlook for 1999 appears weak, particularly on a global basis. Only limited signs point to a bottoming of Asian economies, while Latin American economies continue to decelerate. The US economic picture is mixed. Industrial production is weakening even as consumer spending and confidence remains strong, aided by declines in energy prices and interest rates. In fact, inflation is close to zero and deflation has become a real fear. Hardly an industry has had any pricing power in this environment. The U.S. Federal Reserve along with central banks around the world have attempted to prevent recessions by reducing interest rates numerous times since the beginning of October. These efforts have served to increase liquidity and have fueled the dramatic recovery in the stock markets, including our own. However, as we progress through 1999, the earnings growth of both U.S. and foreign companies will likely continue to decelerate. Additionally, investors will become increasingly aware of potential problems relating to Y2K compliance. This promises to bring more volatility to the market.

In the current environment, we believe companies will be challenged to provide consistent earnings and revenue growth. Companies successful in this regard should see their stock prices rewarded. The Fund's focus on identifying high quality market-leading companies with such attributes has been a core strategy and has helped the Fund's performance. Furthermore, the Fund holds higher yielding convertible securities and common stocks which have exhibited defensive qualities in market downturns. Currently, 30% of the Fund's holdings are in common stocks which have raised their dividend.

[line graph to be inserted]

Nationwide Balanced Fund. For the year 1998, the Nationwide Balanced Fund posted a 8.07% (net of fees) return versus 18.63% for the benchmark (50% Salomon Brothers Broad Investment Grade Bond Index and 50% S&P 500). Underperformance was attributed to the Fund's continued conservative equity allocation and value style. In an environment characterized by extremely momentum driven markets, we perform less than the market due to our value style.

The equity market finished its fourth consecutive year of returns in excess of 20% with the S&P 500 returning 28.6%. Investors experienced significant volatility during the year as the S&P 500 increased more than 20% through early July, only to fall back into negative territory in the beginning of October. Worldwide political and economic turmoil resulted in a loss of confidence by U.S. equity investors late in the summer. By early Fall, however, the Federal Reserve came to the market's rescue by cutting the federal funds rate and discount rate. Three consecutive reductions increased investor confidence and provided liquidity to fuel the market's strong fourth quarter performance.

By early Fall, the Federal Reserve came to the market's rescue by cutting the federal funds rate and discount rate. As the stock and credit markets rallied after the Federal Reserve rate cut, the need for the safety of Treasuries was reduced. Ten year and longer Treasuries rose about 20 basis points in yield and helped drag the Salomon Broad Investment Grade Bond Index to a -0.45% return for the month of October. Spread sectors of the market such as mortgage backed securities, corporate bonds and asset backed securities all did better as the overall reduction in the global risk premium led to an improving disposition in those markets. Two additional reductions increased investor confidence and provided liquidity to fuel the market's strong fourth quarter performance. Large-cap growth stocks were the only stocks that really drove performance for the year 1998. We anticipate security markets will be more subdued in 1999.

In the equity portion of our portfolio we maintained our strategy to significantly overweight those companies where we had the greatest conviction, i.e. position and concentration. In light of the lack of liquidity in the market, we took advantage of rallies to weed out our weaker holdings and raise cash to mid single digit levels. We kept our overweight stance in the consumer and financial sectors with such new additions as Pepsico, Avon Products, BankAmerica, and Pharmacia & Upjohn. we were positioned conservatively for the year, to give investors the upside potential through the Fund's exposure to equities while limiting downside risk.

We expect value stocks to receive better valuation in the current year as well as better performance. We believe the portfolio is in a good position to withstand further market declines if any are experienced and to participate in market appreciation. Presently, 42% of the portfolio is allocated to Common Stocks, 7% to Convertible Securities, 26% to Investment Grade, 14% to High Yield and 11% to Cash.

After seven years of uninterrupted growth, the U.S. economy faces a period of slowing expansion and threatened instability. Although key areas of economic activity remain buoyant, gradual slowing remains a likely scenario for 1999. The Federal Reserve will probably condition further easing on renewed intensification of financial stress of evidence that demand pressures are receding.

We expect interest rates to generally move lower in the first few months of the year, followed by a gradual rise through the end of 1999. With the expectation of further Federal Reserve easing, we look for the yield curve to steepen. As such, long-term bonds may stabilize in a range centered on 5% as long-term inflation expectations fall.

[line graph to be inserted]

Nationwide Multi Sector Bond Fund. For the year 1998, the Fund returned 2.60% (net of fees) versus 4.82% for the Lipper General Bond category and 8.68% for the Lehman Brothers Aggregate Bond Index. The Fund's underperformance was largely due to its exposure to high yield and emerging markets debt during the unexpected credit crisis in the summer of 1998.

For bonds, 1998 was a mixture of good and bad news. The good news was that interest rates fell approximately 1% across the yield curve. Though low inflation did contribute to lower bond yields, exogenous factors such as equity market fears, default fears and expectations of spreading global economic weakness gave investors insufficient reasons to seek only the safety and liquidity of the Treasury sector. The bad news came for any bond that wasn't a Treasury, as yield spreads across all sectors of the domestic bond universe widened toward unexplainable and unsustainable levels. High yield bonds and emerging market debt suffered through their worst performances in years. This was largely due to the global spread rout.

Early in 1998, domestic demand readings in the U.S. remained exceptionally health, benefiting from low interest rates, generation-low unemployment rates and sky-high consumer confidence. Lower quality high yield bonds outperformed, so the Fund reaped the profits and upgraded into relatively higher quality bonds. The Series maintained a neutral duration relative to the Lehman Brothers Aggregate Bond Index and added to its over weighing in mortgage backed securities. Discount coupon mortgages and seasoned pass through mortgages continued to be selected as they offered a more attractive convexity profile than higher coupon securities. The Fund ended the first quarter with 34% U.S. Investment Grade Bonds, 24% High Yield Bonds, 15% Emerging Markets Debt, 3% Non-U.S. Government Bonds and 24% Cash.

The Series maintained its weightings in the high yield sector throughout the second quarter, as credit fundamentals remained favorable. We continued to seek opportunities to upgrade credit quality and moved to a more defensive position within the sector. In the emerging markets sector of the portfolio, we lowered our exposure to Russia and added Bulgaria and Peru. Mexico and Argentina continued to be core holdings as their fundamentals remained strong.

During the third quarter, heightened global market volatility caused the Series to commit to a more defensive stance in its high yield sector and lower its allocations to the emerging markets debt sector. We continued to decrease the Series' exposure to Russia and increase its position in Argentina and Mexico as fundamentals appeared more favorable. The Series continued to favor discount and coupon mortgage backed securities (MBS) in the investment grade portion of the portfolio. The Fund ended the third quarter with 52% U.S. Investment Grade Bonds, 24% High Yield, 14% Emerging Market Debt, 5% Non-U.S. dollar denominated bonds and 5% Cash.

During the fourth quarter, high yield and emerging debt markets snapped back strongly when it became apparent to investors that the financial market crisis was stabilizing. Bold steps taken by the Federal Reserve at lowering short-term interest rates and restoring liquidity in the markets began to put investors at ease. We maintained our stance in the high yield sector of the portfolio as credit spreads had room to improve and interest rates slashed by 75 Basis points. We have increased our allocations in the emerging markets debt sector as the markets have recovered some 20% since their lows in early September.

[line graph to be inserted]

Nationwide High Income Fund. The 12 months ending December 31, 1998 was marked by volatility and generally disappointing returns from a high yield bond perspective. There were several reasons for the volatility and disappointing returns. First, problems in the international arena and, more importantly, its impact on the domestic economy was an area of concern for high yield investors. At the start of the year, Asia was the main concern but this spread to Russia and Latin America as the year progressed. Also, the stock market swoon in mid-summer and hedge fund problems in the latter part of the year highlighted the somewhat fragile state of the world financial system. Also, falling commodity prices, while good for consumers, is a negative for high yield companies in the energy, forest products, metals and mining sectors. Finally, the economic consensus in the latter part of 1998 pointed to a slowing of the domestic economy in 1999. These factors caused the yield spread between high yield bonds and treasury securities, an indicator of the market's perceived default risk, to increase by approximately 280 basis points during the year. These factors caused high yield bonds to underperform high quality bonds. For example, the Lehman Brothers High Yield Bond Index returned 1.87% substantially underperforming the Lehman Brothers Aggregate Bond Index, a measure of high quality bond performance, which returned 8.70%.

The Fund returned 5.79% for the year outperforming both the Lehman Brothers High Yield Bond Index mentioned above as well as the Lipper High Current Yield Fund Average, which returned -.44% during the year. Several factors positively impacted the fund's returns during the year. First, the Fund was underweight CCC-rated securities, the lowest quality sector of the market, which was most impacted by the spread widening that occurred. The Fund had no direct exposure to emerging markets which negatively impacted several of the funds in the Lipper average. The Fund was also underweight energy and commodity related issuers which underperformed during the year. Overweights in the telecommunications, broadcasting and cable TV sectors aided performance as these sectors outperformed the overall market. Corporate actions such as calls, tenders or acquisition activity involving Viacom, Echostar, Charter Communications and Allied Waste positively impacted performance.

As we look out into 1999, many contradicting factors are present. On the negative side, concerns continue regarding the domestic economy's ability to continue to grow while many of our trading partners, such as Japan, most of Asia and parts of Latin America, experience economic problems. Falling commodity prices continue to present problems for specific high yield issuers. The uncertainty of Y2K and ".com mania" in the equity markets are also causes for concern. On the plus side, the consensus economic forecast sees the domestic economy continuing its remarkable growth for another year although at a somewhat slower pace. Inflation remains almost non-existent and interest rates are low. The Fed would appear ready to counteract any signs of recession with further cuts in interest rates. Most importantly, the yield spread between high yield bonds and treasury securities remains very wide especially in light of the amazing resilience of the domestic economy. Overall, wide spreads and positive economic growth should make 1999 a good year for high yield securities although security selection will be key as slowing growth and little pricing power, especially in the commodity area, will make for a challenging environment for many high yield issuers. We maintain our bias toward high quality operating companies within the high yield market, to companies in secularly growing industries such as telecommunications and companies in sectors with stable business profiles like food products, cable TV and broadcasting.

[line graph to be inserted]

Management

Investment Manager

Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of the Nationwide Separate Account Trust (the "Trust"). Subject to the supervision and direction of the Trustees, NAS also determines the allocation of Fund assets among the subadvisers and evaluates and monitors the performance of the subadvisers. NAS is also authorized to select and place portfolio investments on behalf of a Fund; however, NAS does not intend to do so at this time. NAS and its predecessors have managed investments since 1965. As of December 31, 1998, NAS had approximately $11.3 billion in assets under management.


Each Fund pays NAS a management fee, which is based on the Funds' average daily net assets. The total fee paid by each of the Funds (except the Small Cap Growth Fund) for the fiscal year ended December 31, 1998--expressed as a percentage of each Funds' average daily net assets--was as follows:




           Fund                                                            Fee
           ----                                                            ---

Strategic Growth Fund                                                      0.90%

Strategic Value Fund                                                       0.90%

Select Advisers Mid Cap Fund                                               1.05%

Small Cap Value Fund                                                       0.90%

Small Cap Growth Fund                                                          %(1)

Global Equity Fund                                                         1.00%

Equity Income Fund                                                         0.80%

Balanced Fund                                                              0.75%

Multi Sector Bond Fund                                                     0.75%

High Income Fund                                                           0.80%



(1) Represents the annual management fee payable to NAS, expressed as a percentage of the Fund's average daily net assets.


Multi-Management Structure

NAS and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows NAS to hire, replace or terminate subadvisers without the approval of shareholders. The order also allows NAS to revise a subadvisory agreement with Trustee approval but without shareholder approval. If a new subadviser is hired, you will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility.

NAS provides the following oversight and evaluation services to the Funds:

o     performing initial due diligence on prospective subadvisers for the Funds
o monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations
o     communicating performance expectations and evaluations to the subadvisers
o ultimately recommending to the board of trustees whether a subadviser's contract should be renewed, modified or terminated.

NAS does not expect to recommend frequent changes of subadvisers. NAS will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although NAS will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

The subadvisers. Subject to the supervision of NAS and the Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for a Fund and in connection with such investment decisions places purchase and sell orders for securities.

The following are the subadvisers for the Funds offered in this Prospectus.

Strategic Growth Fund

Strong Capital Management, Inc. ("Strong"), P.O. Box 2936, Milwaukee, Wisconsin 53201, is a subadviser for the Strategic Growth Fund. Strong was formed in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $32 billion as of December 31, 1998.

Portfolio Manager: Ronald C. Ognar, a Chartered Financial Analyst with more than 30 years of investment experience, is primarily responsible for the Strategic Growth Fund's portfolio. He also manages the Strong Growth Fund, the Strong Growth Fund II and the Strong Growth 20 Fund; he co-manages the Strong Total Return Fund and the Strong Mid Cap Growth Fund.

Strategic Value Fund

Schafer Capital Management, Inc. ("Schafer Capital"), 101 Carnegie Center, Princeton, New Jersey 08540, manages the Strategic Value Fund through a sub-contract with Strong. Schafer Capital was formed in 1984. As of December 31, 1998, Schafer had approximately $1.6 billion in assets under management. These assets are managed for other mutual funds and pension plans.

Portfolio Manager: David K. Schafer has been in the investment management business for more than twenty-five years. Mr. Schafer is the President of Schafer Capital and is primarily responsible for the day-to-day management of the Strategic Value Fund's portfolio. In 1981, Mr. Schafer founded Schafer Capital.

Equity Income Fund and High Income Bond Fund

Federated Investment Counseling ("Federated"), a subsidiary of Federated Investors, Inc., is the subadviser for the Equity Income Fund and High Income Bond Fund with offices located at Federated Investors Tower, Pittsburgh, PA 15222-3779. As of December 31, 1998, Federated had approximately $140 billion in assets under management, representing the assets of other mutual funds and private accounts.

Equity Income Fund Portfolio Managers

Linda A. Duessel and Steven J. Lehman are primarily responsible for the day-to-day management of the Equity Income Fund's portfolio. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of a subsidiary of the subadviser since 1995. From 1991 through 1995, Ms. Duessel was an Assistant Vice President of a subsidiary of the subadviser. Mr. Lehman joined Federated Investors in May 1997 as a Vice President. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD.

High Income Bond Fund Portfolio Managers

Mark E. Durbiano and Constatine Kartsonas have been primarily responsible for the day-to-day management of the High Income Bond Fund's portfolio since its inception. Mr. Durbiano joined Federated Investors, Inc. in 1982 and has been a Senior Vice President of a subsidiary of the subadviser. Mr. Kartsonas joined Federated Investors in 1994 as an Investment Analyst. Since January 1997, Mr. Kartsonas has been an Assistant Vice President of a subsidiary of the subadviser.

Small Cap Value Fund

The Dreyfus Corporation ("Dreyfus") is the subadviser for the Small Cap Value Fund. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of December 31, 1998, the subadviser managed or administered approximately $18 billion in assets for approximately 1.8 million investor accounts nationwide.

Portfolio Manager: Peter I. Higgins has primary day-to-day responsibility for management of the Fund's portfolio. He has held that position since the inception of the Fund, and has been employed by the subadviser since May 1996 pursuant to a dual employee agreement between the subadviser and The Boston Company Asset Management, Inc. ("TBC Asset Management"), an affiliate of the subadviser. Mr. Higgins has been employed by TBC Asset Management or its predecessor since May 1991.

Small Cap Growth Fund

Franklin Advisers, Inc. ("Franklin") is located at 777 Mariners Island Boulevard, P.O. Box 7777, San Mateo, California 94403-7777. Franklin and its affiliates act as investment manager to numerous other investment companies and accounts. Together with its affiliates, Franklin managed over $220 billion in assets as of December 31, 1998.

Portfolio Managers: Edward Jamieson, Senior Vice President, joined the Franklin Templeton Group in 1987. He also manages the Franklin Small Cap Fund.

Michael McCarthy, Portfolio Manager, joined the Franklin Templeton Group in 1992. He also manages the Franklin Small Cap Fund.

Aidan O'Connell, Portfolio Manager, joined the Franklin Templeton Group in 1998. Prior to joining the Franklin Templeton Group, Mr. O'Connell was with Hambrecht & Quist. He also manages the Franklin Small Cap Fund.

Miller Anderson & Sherrerd, LLP ("MAS") is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428-0868. MAS is owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. ("MSDW") and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management"). MAS provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 1998, MSDW Investment Management had in excess of $163 billion in assets under management.

Portfolio Managers: Arden C. Armstrong, Managing Director, Morgan Stanley Dean Witter & Co., joined MAS in 1986. She joined the MAS management team for the Mid Cap Growth portfolio in 1990, the Growth portfolio in 1993 and the Equity portfolio in 1994.

David P. Chu, Vice President, Morgan Stanley Dean Witter & Co., joined MAS in 1998. He served as Senior Equity Analyst from 1992 to 1997 and as Co-Portfolio Manager in 1997 for NationsBank and its subsidiary, Trade Street Investment Associates. He joined the MAS management team for the Mid Cap Growth portfolio in 1998.

Neuberger Berman, LLC ("Neuberger Berman") is located at 605 Third Avenue, New York, New York 10158. Neuberger Berman and its affiliates and predecessor firms have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $55 billion of assets as of December 31, 1998. Neuberger Berman is a member firm of the New York Stock Exchange and other principal exchanges and acts as the Fund's primary broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

Portfolio Managers: Michael F. Malouf has been with Neuberger Berman since 1998 as a portfolio manager. He is also a Vice President of its affiliate, Neuberger Berman Management Inc. From 1991 to 1998 he served as an analyst, and then as portfolio manager at Dresdner RCM Global Investors LLC.

Jennifer K. Silver is a principal of Neuberger Berman and a Vice President of its affiliate, Neuberger Berman Management Inc. She has been the Director of the Growth Equity Group since 1997. From 1981 to 1997, she was an analyst and a portfolio manager at Putnam Investments.

Global Equity Fund

J.P. Morgan Investment Management Inc. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company, is the subadviser for the Global Equity Fund. The subadviser offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. The subadviser uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of December 31, 1998, the subadviser had assets under management of $308 billion, including approximately $11.6 billion in global equity portfolios.

Portfolio Managers: Paul Quinsee and Nigel Emmett are primarily responsible for the day-to-day management of the Fund's portfolio. Paul Quinsee, Vice President, joined the subadviser in 1992 as an international equity portfolio manager. Nigel Emmett, Vice President, joined the subadviser in 1997 as an international equity portfolio manager. Previously, he worked as an assistant manager for two years at Brown Brothers Harriman & Co. in New York and as a portfolio manager for four years at Gartmore Investment Management in London.

Balanced Fund and Multi Sector Bond Fund

Salomon Brothers Asset Management, Inc. ("SBAM") is the subadviser for the Balanced Fund and Multi Sector Bond Fund with offices located at 7 World Trade Center, New York, New York 10048. The subadviser, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment advisory services to various individuals and institutional clients located throughout the world, and serves as investment adviser to various investment companies. As of December 31, 1998, SBAM and its worldwide investment advisory affiliates managed approximately $29 billion of assets.

In connection with the subadviser's service as subadviser to the Fund, SBAM has entered into a subadvisory agreement with its London-based affiliate, Salomon Brothers Asset Management Limited, whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, pursuant to which SBAM has delegated responsibility for management of the Fund's investments in non-dollar-denominated debt securities and currency transactions.

Balanced Fund Portfolio Manager

George J. Williamson is primarily responsible for the day-to-day management of the Fund. Mr. Williamson has been a portfolio manager with SBAM and its predecessor Lehman Management since 1979.

Multi Sector Bond Fund Portfolio Managers

Roger Lavan is primarily responsible for mortgage-backed securities and U.S. government securities portions of the Multi Sector Bond Fund. Mr. Lavan joined the subadviser in 1990 and is a Portfolio Manager and Quantitative Fixed Income Analyst. He is responsible for working with senior portfolio managers to monitor and analyze market relationships and identify and implement relative value transactions in the subadviser's investment company and institutional portfolios which invest in mortgage-backed securities and U.S. Government securities.

David J. Scott is primarily responsible for a portion of the Multi Sector Bond Fund relating to currency transactions and investments in non-dollar denominated debt securities and joined SBAM Limited in April 1994.

Peter J. Wilby is primarily responsible for the high yield and sovereign bond portions of the Multi Sector Bond Fund. Mr. Wilby, who joined the subadviser in 1989, is a Managing Director of Salomon Brothers and the subadviser and Senior Portfolio Manager of the subadviser, responsible for the subadviser's investment company and institutional portfolios which invest in high yield non-U.S. and U.S. corporate debt securities and high yield foreign debt securities.

Select Advisers Mid Cap Fund

First Pacific Advisors, Inc. ("First Pacific"), located at 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064, acts as one of the Fund's subadvisers. First Pacific, together with its predecessors, has been in the investment advisory business since 1954. As of December 31, 1998, First Pacific managed assets of approximately $3.5 billion for seven investment companies, including one closed-end investment company and more than 25 institutional accounts.

Portfolio Manager

Mr. Steven Romick is responsible for management of that portion of the Fund's assets allocated to First Pacific. Mr. Romick has 12 years of experience in the investment management business. He is currently a Senior Vice President of First Pacific. From 1990-1996, Mr. Romick was chairman of Crescent Management, an investment advisory firm he founded.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), 825 Duportail Road, Wayne, Pennsylvania 19087 is a professional investment management firm and registered investment adviser in business since 1982 is one of the Fund's subadvisers. As of December 31, 1998, Pilgrim Baxter had discretionary management authority with respect to approximately $12 billion in assets. In addition to advising a portion of the Fund, Pilgrim Baxter provides advisory services to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies.

Portfolio Manager

Jeffrey A. Wrona serves as manager for that portion of the Fund allocated to Pilgrim Baxter. Mr. Wrona joined Pilgrim Baxter from Munder Capital Management, where he worked as a Senior Portfolio Manager for seven years. There, he co-founded Munder's Mid Cap Growth product and managed both mutual fund and separate account portfolios.

Rice, Hall, James & Associates ("Rice, Hall"), founded in 1974 and located at 600 West Broadway, Suite 1000, San Diego, California 92101 is one of the Fund's subadvisers. Rice Hall provides investment management services to individual and institutional investors. As of December 31, 1998, Rice, Hall had approximately $1.3 billion in assets under management, primarily on behalf of institutional and individual investors.

Portfolio Managers

The investment professionals of Rice Hall responsible for day-to-day management of that portion of the Fund allocated to Rice Hall are as follows:

Samuel R. Trozzo is Partner of Rice Hall with over thirty-six years' experience and founded Rice Hall in 1974.

Thomas W. McDowell, Jr. is President and Chief Executive Officer of Rice Hall with over seventeen years' investment experience. Mr. McDowell joined Rice Hall in 1984.

David P. Tessmer is Partner and Co-Director of Research of Rice Hall with over thirty years' investment experience and joined Rice Hall in 1986.

Timothy A. Todaro is Partner and Co-Director of Research of Rice Hall with over seventeen years' investment experience. Mr. Todaro joined Rice Hall in 1983.

Gary S. Rice is Partner of Rice Hall with fifteen years' investment experience and joined Rice Hall in 1983.

Douglas Sheres is Partner of Rice Hall with over five years' investment experience. Prior to joining Rice, Hall in March of 1998, he was an Institutional Sales professional with Merrill Lynch in San Diego. Previously he was a Research Analyst with Pacific Asset Management.

Historical Performance of the Subadvisers.

Each of the Funds, other than the Select Advisers Small Cap Growth Fund, which will begin operations about May 1, 1999, began operations on October 31, 1997. The following table shows the Funds' historical performance:

                             Average Annual Returns
                   (for the Periods Ending December 31, 1998)

--------------------------------------------------------------------------------
         Fund                                      1 Year       Since Inception
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Growth Fund
--------------------------------------------------------------------------------
Strategic Value Fund
--------------------------------------------------------------------------------
Select Advisers Mid Cap Fund
--------------------------------------------------------------------------------
Small Cap Value Fund
--------------------------------------------------------------------------------
Global Equity Fund
--------------------------------------------------------------------------------
Equity Income Fund
--------------------------------------------------------------------------------
Balanced Fund
--------------------------------------------------------------------------------
Multi Sector Bond Fund
--------------------------------------------------------------------------------
High Income Bond Fund
--------------------------------------------------------------------------------

Although the Funds have been operating for only a limited time, most of the subadvisers have managed similar mutual funds or institutional accounts for a longer period. These other mutual funds or institutional accounts have investment objective and strategies that are substantially similar, but not necessarily identical, to those of each Fund. We have included performance information which relates to these other mutual funds or institutional accounts for comparison purposes, but these other mutual funds and institutional accounts are separate and distinct from each Fund. Their performance does not guarantee similar results for a Fund and should not be viewed as a substitute for a Fund's own performance.

If you purchase a Fund through a variable annuity contract or a variable life insurance policy, you will also be subject to expenses relating to the insurance contracts. Both the performance for the Funds listed above and the subadviser performance included below do not reflect the insurance contract charges which would reduce the your total return. Therefore, these performance figures are only of limited use for comparative purposes.

The performance for the similar mutual funds or institutional accounts may not be comparable to the performance of a Fund because of the following differences:

o     brokerage commissions and dealer spreads
o     expenses (including management fees)
o the size of the investment in a particular security in relation to the portfolio size
o the timing of purchases and sales (including the affect of market conditions at that time)
o     the timing of cash flows into the portfolio
o     the availability of cash for new investments

If the historical performance only includes the performance of institutional accounts, the performance may also have been affected because the institutional accounts may not be required to do the following:

o     redeem share upon request
o     meet the same diversification requirements as mutual funds
o follow the same tax restrictions and investment limitations as mutual funds

In some instances the performance of the institutional accounts is calculated by combining the performance of all similarly managed accounts into a composite. Depending on the subadviser, the composite may or may not also contain registered mutual funds. If the historical performance of each Subadviser had been subject to all Fund expenses, it may have been lower. As indicated below, the composite performance may be prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR Standards"), which are different from the performance methodology used by registered investment companies like the Funds. AIMR has not been involved with the preparation or review of this information.

The average annual total return represents the change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions.

The historical performance has been provided by each Subadviser. The Fund believes that it is reliable, but the Fund has not independently verified it.

Strong Capital Management, Inc. Strong is subadviser for the Strategic Growth Fund. The following chart shows the average annual total returns of the Strong Growth Fund, which is managed by Strong in a substantially similar manner to the Fund. The historical investment performance of the Strong Growth Fund reflects the deduction of its total annual operating expenses of ____% as of December 31, 1998, which are higher/lower than the total operating expenses of the Strategic Growth Fund.

                           Average Annual Total Return
                               Strong Growth Fund
                      For Periods Ending December 31, 1998

               1 year          5 years            Since Inception*

*     Strong Growth Fund commenced operations on 12/31/93.

Schafer Capital Management, Inc. Through a sub-contract with Strong, Schafer manages the Strategic Value Fund. The following chart shows the average annual total returns of the Strong Schafer Value Fund, which is managed by Schafer in a substantially similar manner. The historical investment performance of the Strong Schafer Value Fund reflects the deduction of its total annual operating expenses of ____% as of December 31, 1998, which are higher/lower than the total operating expenses of the Strategic Value Fund.

                           Average Annual Total Return
                            Strong Schafer Value Fund
                       For Years Ending December 31, 1998

               1 year          5 years            10 years

First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd. and Rice, Hall, James & Associates. First Pacific, Pilgrim Baxter and Rice Hall each manage a portion of the Select Advisors Mid Cap Fund. Except as otherwise noted below, a subadviser's performance is presented net of fees, either actual fees of the historical portfolio or actual fees of the Fund, but does not reflect the imposition of any sales charges.

                           Average Annual Total Return
                             FPA Crescent Portfolio
                      For Periods Ending December 31, 1998

           1 year        5 years        10 years      Since Inception*

*     Inception date for the FPA Crescent Portfolio was June 2, 1993

First Pacific. The information in the chart above shows the average annual total returns of the FPA Crescent Portfolio, which First Pacific manages in a substantially similar manner to the portion of the Select Advisers Mid Cap Fund which it manages. The historical investment performance of the FPA Crescent Portfolio reflects the deduction of its total annual operating expenses of ____% as of December 31, 1998, which are higher/lower than the total operating expenses of the Select Advisers Mid Cap Fund.

Pilgrim Baxter. The information in the chart above shows the net average annual total returns of Pilgrim Baxter Mid Cap Composite. Each of the accounts in this composite is managed by Pilgrim Baxter in a substantially similar manner to the portion of the Select Advisers Mid Cap Fund which it manages. The historical investment performance of the composite reflects the deduction of a mutual fund's total annual operating expenses and the deduction of advisory fees of the separate accounts in the composite.

Rice Hall. The information in the chart above shows the average annual total returns of Rice Hall Small-Mid Composite. Each of the accounts in this composite is managed by Rice Hall in a substantially similar manner to the portion of the Select Advisers Mid Cap Fund which it manages. The historical investment performance of the composite reflects the deduction of the Fund's total annual operating expenses of ___%. Since January 1, 1993, Rice Hall has prepared this performance information in compliance with the AIMR Standards.

J.P. Morgan Investment Management Inc. J.P. Morgan is subadviser for the Global Equity Fund. The following chart shows the average annual total returns of the J.P. Morgan Global Equity Composite. Each of the accounts in this composite is managed by J.P. Morgan in a substantially similar manner to the Global Equity Fund. The historical investment performance of the composite reflects the deduction of a ____ % advisory fee, which is the maximum fee charged by J.P. Morgan for accounts in the composite, but does not include the deduction of custody fees which vary by account. These fees are lower than the total annual operating expenses of the Global Equity Fund. J.P. Morgan prepared this performance in compliance with AIMR Standards.

                           Average Annual Total Return
                       J.P. Morgan Global Equity Composite
                     For the Years Ending December 31, 1998

               1 year          5 years            10 years

Federated Investment Counseling. Federated is the subadviser for the Equity Income Fund. The following chart shows the average annual total returns of the Class A Shares of the Federated Equity Income Fund, Inc. which is managed by Federated Advisers, an affiliate of the subadviser, in a substantially similar manner. The historical investment performance of the Class A Shares of the Federated Equity Income Fund, Inc. reflects the deduction of its total annual operating expenses of ____% as of December 31, 1998, which are higher/lower than the total operating expenses of the Equity Income Fund.

                           Average Annual Total Return
                   Federated Equity Income Fund, Inc., Class A
                     For the Years Ending December 31, 1998

               1 year          5 years            10 years

Federated is also the subadviser for the High Income Bond Fund. The following chart shows the average annual total returns of the Federated High Yield Composite. Each of the portfolios in the composite is a mutual fund registered with the SEC and is managed by Federated and its affiliates in a substantially similar manner. The historical investment performance of the Federated High Yield Composite reflects the deduction of the composite's average total operating expenses of ____% as of December 31, 1998, which are higher/lower than the total operating expenses of the High Income Bond Fund.

                           Average Annual Total Return
                         Federated High Yield Composite
                     For the Years Ending December 31, 1998

               1 year          5 years            10 years

Salomon Brothers Asset Management Inc SBAM is the subadviser for the Balanced Fund. The following chart shows the average annual total returns of the __________ Fund which is managed by SBAM in a substantially similar manner. The historical investment performance of the __________ Fund reflects the deduction of its total annual operating expenses of ____% as of December 31, 1998, which are higher/lower than the total operating expenses of the Balanced Fund.

                           Average Annual Total Return
                                _____________Fund
                     For the Years Ending December 31, 1998

                     1 year                Since Inception*

*     The _______ Fund began investment operations on September 11, 1995.

SBAM is also the subadviser for the Multi Sector Bond Fund. . The following chart shows the average annual total returns of the ________ Composite. Each of the portfolios in the composite is a mutual fund registered with the SEC and is managed by SBAM in a substantially similar manner. The historical investment performance of the _______ Composite reflects the deduction of the composite's average total operating expenses of ____% as of December 31, 1998, which are higher/lower than the total operating expenses of the Multi Sector Bond Fund.

                           Average Annual Total Return
                              __________ Composite
                     For the Years Ending December 31, 1998

                  1 year          5 years       Since Inception*

*     The ________ Composite began operations on April 1, 1993.

Performance Advertising For The Funds

A Fund may use past performance in advertisements, sales literature, and the prospectus, including calculations of average annual total return for the most recent one, five, and ten year periods (or the life of the Fund if less). Average annual total return represents the rate required each year for an initial investment to equal the sale value at the end of the specific period. Average annual total return reflects reinvestment of all distributions.

A Fund may also advertise its SEC yield. The SEC yield is based on a 30-day period. This yield takes into account the yields to maturity on all debt instruments and all dividends accrued on equity securities since equity securities do not have maturity dates. The SEC yield is computed by dividing the net investment income per share earned during the 30-day period by the maximum offering price per share on the last day of the period.

Buying and Selling Fund Shares

Who Can Buy Shares of The Funds

In this section, "we" and "our" refer to NAS. "You" and "your" mean potential investors and current variable annuity contract and variable life policyholders.

An insurance company may purchase shares of the Fund at the Fund's net asset value using purchase payments received on variable life insurance policies or variable annuity contracts issued by life insurance company separate accounts. Fund of Funds may also purchase shares of the Fund for their portfolios.

Shares of a Fund are currently sold only to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary Nationwide Life and Annuity Insurance Company to fund the benefits under the variable life insurance policies and variable annuity contracts and to affiliated Fund of Funds, but they may be sold to other insurance companies in the future. The insurance companies purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. The Fund then uses the proceeds to buy securities for its portfolio. Each Fund of Funds and insurance separate account, as a shareholder, has an ownership in the Fund's investments. The Funds also offer to buy back (redeem) their shares at any time at net asset value. The address for each of these entities is One Nationwide Plaza, Columbus, Ohio 43215.

Since the variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning transactions.

Purchase Price

The purchase or "offering" price of each share of the Funds is its "net asset value" or NAV. No sales charge is imposed on the purchase of the Funds' shares. Generally, NAV is determined by dividing the total market value of the securities owned by a Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading (usually 4 p.m. Eastern Time). There is no sales charge. When you purchase shares, your purchase price will be the offering price or NAV next determined after your order is received.

NAS does not determine NAV on the following days:

o     Christmas Day
o     New Year's Day

o     Martin Luther King Jr. Day
o     Presidents Day
o     Good Friday
o     Memorial Day
o     Independence Day
o     Labor Day
o     Thanksgiving Day
o     other days when the New York Stock Exchange is not open

NAS reserves the right not to determine NAV when:

o     the Fund has not received any orders to purchase, sell, or exchange shares
o     changes in the value of the Fund's portfolios do not affect the NAV

If current prices are not available for a security, or if NAS determines that the price of a security does not represent its fair value, the security may be valued at fair market value in accordance with procedures adopted by the Board of Trustees.

Selling Shares

You can sell--also known as redeeming--your shares of a Fund at any time, subject to certain restrictions. The price you will receive when you sell your shares will be the NAV next determined after NAS receives the properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares sold depends upon the market value of the investments of the Fund at the time of sale, and the value may be more or less than you paid for the shares.

Restrictions on sales

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

Year 2000

NAS has developed a plan to address the Year 2000 issue. The problem is that many existing computer programs use only two digits to identify a year (for example, the year 1998 would be represented by the digits "98"). In such programs, the year 2000 will be represented by "00", which a computer could interpret as the year 1900. If not corrected, many computer applications could fail or create erroneous results. Since 1996, NAS has been evaluating its exposure to this issue by reviewing its operating systems and outside service provider systems we depend on. NAS expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of the second quarter 1999. Compliance testing will be completed in the second quarter 1999. Outside service providers and business partners will be required to certify compliance by the end of the second quarter 1999.

Dividends and Distributions

Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders in December of each year.

Tax Status

Each Fund's policy is to qualify as a regulated investment company and to meet the requirements of Subchapter M of the Internal Revenue Code (the "Code"). The Funds intend to distribute all, or substantially all, of their taxable net income and capital gains to shareholders each year. As a result, the Funds will not be required to pay any federal income taxes. Because the Funds are treated as separate entities for purposes of the regulated investment company provisions of the Code, the assets, income, and distributions of the Funds are considered separately from those of other Funds for purposes of determining whether or not a Fund qualifies as a regulated investment company.

In order for investors to receive the favorable tax treatment available to holders of variable annuity contracts and variable life insurance policies, the separate accounts underlying these contracts or policies, as well as the Funds in which these separate accounts invest, must meet certain diversification requirements. Each Fund intends to comply with these requirements. If a Fund does not meet these requirements, income allocable to the variable annuity contracts and variable life insurance policies would be taxable currently to the holders of these contracts or policies.

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Funds. Please refer to the prospectus of the variable annuity contract or variable life insurance policy for a discussion of the tax consequences of these products.

Financial Highlights

Information from Nationwide

Please read this Prospectus before you invest, and keep it with your records. The following documents--which you can get free of charge--contain additional information about the Fund(s):

o Statement of Additional Information (SAI) (incorporated by reference in this Prospectus)

o     Annual Report

o     Semi-Annual Report

For additional information contact:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio  43215

For information and assistance:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

Information from the Securities and Exchange Commission

You can obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-800-SEC-0330)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009

(The SEC charges a fee to copy any documents)

Via the Internet:

http://www.sec.gov

The Trust's Investment Company Act File No. 811-3213

                      STATEMENT OF ADDITIONAL INFORMATION




                                  MAY 1, 1999



                       NATIONWIDE SEPARATE ACCOUNT TRUST

                       --NATIONWIDE STRATEGIC GROWTH FUND
                       --NATIONWIDE STRATEGIC VALUE FUND
                        --NATIONWIDE EQUITY INCOME FUND
                       --NATIONWIDE HIGH INCOME BOND FUND
                           --NATIONWIDE BALANCED FUND
                      --NATIONWIDE MULTI SECTOR BOND FUND

                       --NATIONWIDE SMALL CAP VALUE FUND
               --NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND

                        --NATIONWIDE GLOBAL EQUITY FUND
                   --NATIONWIDE SELECT ADVISERS MID CAP FUND

                        --NATIONWIDE SMALL COMPANY FUND
                            --NATIONWIDE INCOME FUND
                              --TOTAL RETURN FUND
                          --CAPITAL APPRECIATION FUND
                             --GOVERNMENT BOND FUND
                              --MONEY MARKET FUND



         Nationwide Separate Account Trust is a registered open-end investment company consisting of 16 series. This Statement of Additional Information relates to all series of the Trust (the "Mid Cap Fund") (each, a "Fund" and collectively, the "Funds").

         This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the Prospectuses, dated May 1, 1999, for the Funds. Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, or by calling toll free 1
(800) 848-6331.




TABLE OF CONTENTS                                                               PAGE
-----------------                                                               ----
General Information and History.............................................      2
Additional Information on Portfolio Instruments and Investment Policies ....      2
Investment Restrictions ....................................................     34
Major Shareholders .........................................................     38
Trustees and Officers of the Trust .........................................     38
Calculating Yield and Total Return .........................................     40
Investment Advisory and Other Services .....................................     42
Brokerage Allocations ......................................................     52
Purchases, Redemptions and Pricing of Shares ...............................     55
Additional Information .....................................................     56
Tax Status .................................................................     57
Other Tax Consequences .....................................................     58
Tax Consequences to Shareholders ...........................................     59
Financial Statements .......................................................     59
Appendix  A-Bond Ratings ...................................................     60

GENERAL INFORMATION AND HISTORY


         Nationwide Separate Account Trust is an open-end investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust currently offers shares in sixteen
(16) separate series, each with its own investment objective.


ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES


         The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique. The page numbers in the table indicate where the instrument or technique is described in detail.

                                                                                           Select
                                                                           Select          Advisers
                                                                           Adviser          Small    Small
                                         Capital     Strategic  Strategic   Mid     Small    Cap      Cap    Global
  TYPE OF INVESTMENT OR TECHNIQUE      Appreciation   Growth      Value     Cap    Company  Growth   Value   Equity
  -------------------------------      ------------  ---------  ---------  ------  -------  ------   -----   ------
  U.S. common stocks                        Y            Y          Y         Y       Y       Y        Y        Y

  Preferred stocks                          Y            Y          Y         Y       Y       Y        Y        Y

  Small company stocks                                   Y          Y         Y       Y       Y        Y        Y

  Special situation companies                            Y          Y         Y       Y       Y        Y        Y

  Illiquid securities                       Y            Y          Y         Y       Y       Y        Y        Y

  Restricted securities                     Y            Y          Y         Y       Y       Y        Y        Y

  When-issued / delayed-delivery            Y            Y          Y         Y       Y       Y        Y        Y
  securities

  Limited liability companies

  Investment companies                      Y            Y          Y         Y       Y       Y        Y        Y

  Real estate investment trusts                          Y          Y         Y       Y       Y
  (REITS)

  Foreign stocks                            Y                                 Y       Y       Y                 Y

  Depository receipts                                                         Y       Y       Y        Y




                                                                                            Multi   High
                                             Equity  Total            Government           Sector  Income  Money
  TYPE OF INVESTMENT OR TECHNIQUE            Income  Return  Balanced    Bond     Income    Bond    Bond   Market
  -------------------------------            ------  ------  -------- ----------  ------   ------  ------  ------
  U.S. common stocks                            Y      Y        Y

  Preferred stocks                              Y      Y        Y                                      Y

  Small company stocks                                 Y                                                      Y

  Special situation companies

  Illiquid securities                           Y      Y        Y           Y                 Y        Y

  Restricted securities                                Y        Y           Y                 Y        Y      Y

  When-issued / delayed-delivery                Y      Y        Y           Y          Y      Y        Y      Y
  securities

  Limited liability companies                   Y

  Investment companies                          Y      Y        Y           Y          Y      Y        Y      Y

  Real estate investment trusts                 Y               Y                             Y        Y
  (REITS)

  Foreign stocks                                Y      Y        Y                             Y        Y

  Depository receipts                           Y               Y                             Y        Y

                                                                                           Select
                                                                           Select          Adviser
                                                                           Adviser          Small    Small
                                         Capital     Strategic  Strategic   Mid     Small    Cap      Cap    Global
  TYPE OF INVESTMENT OR TECHNIQUE      Appreciation   Growth      Value     Cap    Company  Growth   Value   Equity
  -------------------------------      ------------  ---------  ---------  ------  -------  ------   -----   ------
  Emerging markets securities                                                         Y       Y

  Convertible securities                    Y            Y          Y         Y       Y       Y        Y        Y

  Long-term debt                            Y            Y          Y         Y       Y       Y        Y

  Short-term debt                           Y            Y          Y         Y       Y       Y        Y        Y

  Floating and variable rate
  securities

  Zero coupon securities                                 Y                    Y       Y       Y

  Step-coupon securities

  Pay-in-Kind Bonds                                      Y                    Y               Y

  Deferred payment securities                            Y                    Y               Y

  Brady bonds

  Non-investment grade debt                              Y          Y         Y       Y       Y

  Loan participations and assignments



                                                                                            Multi   High
                                             Equity  Total            Government           Sector  Income  Money
TYPE OF INVESTMENT OR TECHNIQUE              Income  Return  Balanced    Bond     Income    Bond    Bond   Market
-------------------------------              ------  ------  -------- ----------  ------   ------  ------  ------
Emerging markets securities                     Y               Y                             Y       Y

Convertible securities                          Y      Y        Y                                     Y

Long-term debt                                  Y      Y        Y          Y         Y        Y       Y

Short-term debt                                 Y      Y        Y          Y         Y        Y       Y         Y

Floating and variable rate                                      Y          Y         Y        Y       Y         Y
securities

Zero coupon securities                          Y               Y          Y         Y        Y       Y

Step-coupon securities                                                                                Y

Pay-in-Kind Bonds                                               Y                             Y       Y

Deferred payment securities                                     Y                             Y       Y

Brady bonds                                                     Y                             Y

Non-investment grade debt                       Y               Y                             Y       Y

Loan participations and assignments                             Y                             Y       Y

                                                                                            Select
                                                                           Select          Advisers
                                                                           Adviser          Small    Small
                                         Capital     Strategic  Strategic   Mid     Small    Cap      Cap    Global
  TYPE OF INVESTMENT OR TECHNIQUE      Appreciation   Growth      Value     Cap    Company  Growth   Value   Equity
  -------------------------------      ------------  ---------  ---------  ------  -------  ------   -----   ------
  Sovereign debt (foreign)

  Foreign commercial paper

  Duration

  U.S. Government securities                 Y            Y         Y         Y        Y      Y          Y      Y

  Money market instruments                   Y            Y         Y         Y        Y      Y          Y      Y

  Mortgage-backed securities                              Y         Y         Y        Y

  Stripped mortgage-backed
  securities

  Collateralized mortgage
  obligations

  Mortgage dollar rolls                                   Y         Y                  Y

  Asset-backed securities                                 Y         Y                  Y

  Bank obligations                           Y            Y         Y         Y        Y      Y                 Y

  Repurchase agreements                      Y            Y         Y         Y        Y      Y          Y      Y


                                                                                            Multi   High
                                             Equity  Total            Government           Sector  Income  Money
  TYPE OF INVESTMENT OR TECHNIQUE            Income  Return  Balanced    Bond     Income    Bond    Bond   Market
  -------------------------------            ------  ------  -------- ----------  ------   ------  ------  ------
  Sovereign debt (foreign)                                      Y

  Foreign commercial paper                      Y               Y                            Y      Y

  Duration                                                                                          Y

  U.S. Government securities                    Y      Y        Y          Y        Y        Y      Y        Y

  Money market instruments                      Y      Y        Y          Y        Y        Y      Y        Y

  Mortgage-backed securities                                    Y          Y        Y        Y      Y

  Stripped mortgage-backed                                                 Y
  securities

  Collateralized mortgage                                       Y          Y        Y        Y
  obligations

  Mortgage dollar rolls                                         Y                            Y

  Asset-backed securities                                       Y                   Y        Y      Y        Y

  Bank obligations                                     Y        Y          Y        Y        Y      Y        Y

  Repurchase agreements                         Y      Y        Y          Y        Y        Y      Y        Y

                                                                                            Select
                                                                           Select          Advisors
                                                                          Advisors          Small    Small
                                         Capital     Strategic  Strategic   Mid     Small    Cap      Cap    Global
  TYPE OF INVESTMENT OR TECHNIQUE      Appreciation   Growth      Value     Cap    Company  Growth   Value   Equity
  -------------------------------      ------------  ---------  ---------  ------  -------  ------   -----   ------
  Reverse repurchase agreements                          Y          Y         Y       Y       Y        Y        Y

  Warrants                                               Y          Y         Y       Y       Y        Y        Y

  Futures                                                                     Y               Y

  Options                                                                     Y               Y

  Swap agreements

  Foreign currencies                                     Y          Y         Y       Y       Y                 Y

  Forward currency contracts                                                          Y       Y

  Borrowing money                           Y            Y          Y         Y       Y       Y        Y        Y

  Lending of portfolio securities           Y            Y          Y         Y       Y       Y        Y        Y

  Short sales                                            Y          Y         Y       Y





                                                                                            Multi   High
                                             Equity  Total            Government           Sector  Income  Money
  TYPE OF INVESTMENT OR TECHNIQUE            Income  Return  Balanced    Bond     Income    Bond    Bond   Market
  -------------------------------            ------  ------  -------- ----------  ------   ------  ------  ------
  Reverse repurchase agreements                 Y               Y                             Y      Y

  Warrants                                      Y               Y                                    Y

  Futures                                       Y               Y                             Y      Y

  Options                                       Y               Y                             Y      Y

  Swap agreements

  Foreign currencies

  Forward currency contracts

  Borrowing money                               Y      Y        Y          Y         Y        Y      Y       Y

  Lending of portfolio securities               Y      Y        Y          Y         Y        Y      Y       Y

  Short sales

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

INFORMATION CONCERNING DURATION. Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

         Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

         There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, NAS will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Bond Fund will at all times achieve its targeted portfolio duration.

         The change in market value of U.S. Government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT OBLIGATIONS. Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit Frisk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity.

Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

         Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund will also rely upon the independent advice of NAS or the subadvisers to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's subadviser or NAS as a Fund's investment adviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

         Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any rating service. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

         Lower Quality (High-Risk) Securities. Non-investment grade debt securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch/IBCA Investors Service, Inc. ("Fitch"), or CCC by D&P; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighted by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

         Effect of Interest Rates And Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

         As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

         Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.





         Liquidity And Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.


         Proposed Legislation. From time to time proposals have been discussed regarding new legislation designed to limit the use of certain lower-quality and comparable unrated securities by certain investors. It is possible that if legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

         U.S. Government Securities - U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:


- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.





         Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties.

         Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.


         The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

         Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.




         The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

         Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


         Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mae Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.


         A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of

CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.


STRIPPED MORTGAGE SECURITIES. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

         Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

         In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund. See "Tax Status" in the Prospectus and "Additional Information Concerning Taxes" in the Statement of Additional Information.


         A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for

CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.


MONEY MARKET INSTRUMENTS. Money market instruments may include the following types of instruments:

         -- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

         -- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

         -- repurchase agreements;

         -- certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions, and such obligations issued by foreign branches of foreign banks and financial institutions;

         -- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

         -- high quality short-term (maturity in 397 days or less) corporate obligations, these obligations will be rated within the top two rating categories by an NRSRO or if not rated, of comparable quality.

REPURCHASE AGREEMENTS. In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. NAS or applicable subadviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. When-issued securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occurs beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may



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



involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.


         When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.


LENDING PORTFOLIO SECURITIES. A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

         The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

SMALL COMPANY AND EMERGING GROWTH STOCKS. Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES. "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known larger companies. The subadvisers of such Funds believe, however, that if a subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

         Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

         Investment in Companies in Developing Countries. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.


         The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

         The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing


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


countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

         Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

         Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

         Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

         Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.


         Depository Receipts. A Fund may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depository Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.


         Each Fund may invest in depository receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

         A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

         Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.


         Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

         Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

         Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that if invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit fo finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.



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



BRADY BONDS. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds". Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. NAS or a subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that NAS or the subadviser's expectations with respect to Brady Bonds will be realized.

         Investors should recognize that Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by Standard & Poor's Corporation ("S&P) or "Ba" or "B" by Moody's Investors Service, Inc. ("Moody's") or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by NAS or subadviser to be of comparable quality.

         Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interested computed semi-annually at a rate equal to 13/16 of 1% above the then current six month London Inter-Bank Offered Rate ("LIBOR") rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted

Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Based upon current market conditions, the Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payments. However, in light of the risidual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

         Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a Fund may invest are likely to be acquired at a discount, which involves certain considerations discussed below under "Additional Information Concerning Taxes."

REAL ESTATE SECURITIES - Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.


         REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").


CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. Although to a lesser extent than with debt obligations generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


         A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.


         The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


         A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.


         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

         Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities acretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities. Federal income tax law requires the holder of a zero coupon convertible security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, a Fund will be required to distribute income accrued from zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

WARRANTS. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED STOCK. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree or protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT SELLING OF SECURITIES. In a short sale of securities, the Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.


         The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.


         A Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for U.S. federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. A Fund may not invest more than 15% (10% for the Money Market Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

         A Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


         The applicable subadviser or NAS (if there are no subadvisers) will monitor the liquidity of restricted securities in the portion of a Fund it manages under the supervision of the Board and NAS. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

BORROWING. A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets. Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE INSTRUMENTS. NAS and each of the subadvisers may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

         Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.


         The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments will be limited by tax considerations.

         Special Risks Of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.


         (1) Successful use of most of these instruments depends upon the NAS' or a subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.


         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

         (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because NAS or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.


         (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

         For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Tax Status" below.


         Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.


         The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

         A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

         A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.


         A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.


         If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.


         A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.


         The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

         Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


         Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

         Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when NAS or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.


         To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of a Fund to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company.

         A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

         No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


         Swap Agreements. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a

"notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.


         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on NAS' or a subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a Fund by the Internal Revenue Code may limit a Fund's ability to use swap agreements. The swaps market is largely unregulated.

         A Fund will enter swap agreements only with counterparties that NAS or a subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

         Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. The Global Equity Fund may engage in foreign currency exchange transactions to adjust its currency exposure relative to its benchmark, the MSCI World Equity Index. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


         The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

         Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.


         Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when NAS or a subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS. A Fund may enter into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.


         At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.


         Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.


         A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

         A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in the case of the Global Equity Fund, to adjust its currency exposure relative to its benchmark, the MSCI World Equity Index. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.


FOREIGN COMMERCIAL PAPER. A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the SEC is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the Investment Company Act of 1940. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

SECURITIES OF INVESTMENT COMPANIES. As permitted by the Investment Company Act of 1940, a Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

BANK OBLIGATIONS. Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

         Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.


FLOATING AND VARIABLE RATE INSTRUMENTS. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

         Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

         Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. NAS or any applicable subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

         A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

         Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

         Current federal income tax law requires the holder of a zero coupon security, certain PIK bonds, deferred payment securities and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

LOAN PARTICIPATIONS AND ASSIGNMENTS. Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.


         A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.




         In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.


MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS. A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940.

         Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")

         Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, NAS or a subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage. TEMPORARY POSITIONS. In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. In addition, a Fund may have, from time to time, significant cash positions until suitable investment opportunities are available.


INVESTMENT RESTRICTIONS FOR THE FUNDS

         THE FOLLOWING ARE FUNDAMENTAL INVESTMENT RESTRICTIONS FOR EACH OF THE FUNDS WHICH CANNOT BE CHANGED WITHOUT SHAREHOLDER APPROVAL:


INVESTMENT RESTRICTIONS FOR: STRATEGIC VALUE FUND, EQUITY INCOME FUND, HIGH INCOME BOND FUND, BALANCED FUND, MULTI SECTOR BOND FUND, SMALL CAP VALUE FUND, SELECT ADVISERS SMALL CAP GROWTH FUND, GLOBAL EQUITY FUND, AND SELECT ADVISERS MID CAP FUND

A Fund:


         May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 (the "1940 Act") which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the

         Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

         May not issue senior securities, except as permitted under the 1940
         Act.

         May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

         May not purchase or sell real estate unless acquired as a result of ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing or selling securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

         May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of such Fund.

         May not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies and limitations through (i) purchase of debt securities or other debt instruments, including loan participations, assignments and structured securities, or (ii) by engaging in repurchase agreements.

         May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities.


INVESTMENT RESTRICTIONS FOR: STRATEGIC GROWTH FUND, SMALL COMPANY FUND AND INCOME FUND

A Fund:

         May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). A Fund may also borrow money from other persons to the extent permitted by applicable law. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.


         May not issue senior securities, except as permitted under the 1940
         Act.

         May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

         May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities.

         May not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies and limitations through (i) purchase of debt securities or other debt instruments, including loan participations, assignments and structured securities, or (ii) by engaging in repurchase agreements.

         May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

         May not purchase or sell real estate unless acquired as a result of ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing or selling securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.


INVESTMENT RESTRICTIONS FOR: TOTAL RETURN FUND, CAPITAL APPRECIATION FUND, GOVERNMENT BOND FUND, MONEY MARKET FUND

A Fund:

         May not borrow money, except an amount equal to no more than 5% of the value of each of the Fund's total assets (calculated when the loan is made) for temporary, emergency purposes or for the clearance of transactions. This limited borrowing authority will not be used to leverage the Funds or to borrow for extended periods of time. This authority is intended to provide the investment manager additional flexibility in the execution of routine daily transactions, and allow for more efficient cash management.

         May not purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

         May not make loans to other persons, except by the purchase of obligations in which the Trust is authorized to invest. The Trust may, however, enter into repurchase agreements, but a Fund will not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets (taken at current value) would be subject to repurchase agreements maturing in more than 7 days.

         May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumantalities. The Money Market Fund will be deemed to be in compliance with this restriction as long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

         May not purchase or sell real estate unless acquired as a result of ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing or selling securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

         May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of such Fund.

         May not issue securities except as permitted by the Investment Company Act of 1940.

The following are the NON-FUNDAMENTAL operating policies of the Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Select Advisers Small Cap Growth Fund, Global Equity Fund, Select Advisers Mid Cap Fund, Small Company Fund and Income Fund, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:


Each Fund may not:

         Sell securities short (except for the Mid Cap Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Mid Cap Fund may only sell securities short in accordance with the description contained in its Prospectus.

         Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

         Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

         Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

         Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of the borrowing or investment.


The following are the NON-FUNDAMENTAL operating policies of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

No Fund may:

         Make short sales of securities.

         Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the Money Market Fund of its net assets would be invested in securities that are illiquid.

         Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.

PORTFOLIO TURNOVER [to be inserted]

INSURANCE LAW RESTRICTIONS - In connection with the Trust's agreement to sell shares to the Accounts, NAS and the insurance companies may enter into agreements, required by certain state insurance departments, under which NAS may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the Accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.


MAJOR SHAREHOLDERS


         As of March 31, 1999, separate accounts of Nationwide Life Insurance Company had shared voting and investment power over ____% of the Balanced Fund shares, ____% of the Multi Sector Bond Fund shares, ____% of the Small Cap Value Fund shares, ____% of the Global Equity Fund shares, ____% of the Select Advisors Mid Cap Fund shares, ____% of the Strategic Growth Fund shares, ____% of the Strategic Value Fund shares, ____% of the Equity Income Fund shares, and ____% of the High Income Bond Fund shares, respectively. As of March 31, 1999, Nationwide Life Insurance Company owned beneficially ____% of the Balanced Fund shares, ____% of the Multi Sector Bond Fund shares, ____% of the Small Cap Value Fund shares, ____% of the Global Equity Fund shares, ____% of the Select Advisors Mid Cap Fund shares, ____% of the Strategic Growth Fund shares, ____% of the Strategic Value Fund shares, ____% of the Equity Income Fund shares and ____% of the High Income Bond Fund shares.

         As of February 20, 1999, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.


TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES AND OFFICERS

The principal occupations of the Trustees and Officers during the last five years and their affiliations are:

Dr. John C. Bryant, Trustee, Age 63
411 Oak Street - Suite 306
Cincinnati, Ohio

         Dr. Bryant is Executive Director of the Cincinnati Youth
         Collaborative, a partnership of business, government, schools and social service agencies to address the educational needs of students. He was formerly Professor of Education, Wilmington College.

C. Brent DeVore, Trustee, Age 58
North Walnut and West College Avenue, Westerville, Ohio

         Dr. DeVore is President of Otterbein College.

Sue Doody, Trustee, Age 64
169 East Beck Street
Columbus, Ohio

         Ms. Doody is President of Lindey's Restaurant, Columbus, Ohio. She is an active member of the Greater Columbus Area Chamber of Commerce Board of Trustees.

Robert M. Duncan, Trustee, Age 71
1397 Haddon Road
Columbus, Ohio.

         Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of the Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.

Joseph J. Gasper, Trustee*, Chairman, Age 54
One Nationwide Plaza
Columbus, Ohio

         Mr. Gasper is Director, President and Chief Operating Officer for Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company. Prior to that, he was Executive Vice President and Senior Vice President for the Nationwide Insurance Enterprise.

Dr. Thomas J. Kerr, IV, Trustee, Age 65
4890 Smoketalk Lane
Westerville, Ohio

         Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.

Douglas F. Kridler, Trustee, Age 43
55 East State Street
Columbus, Ohio

         Mr. Kridler is President of Columbus Association for the Performing
         Arts.

Robert J. Woodward, Jr., Trustee*, Vice-Chairman, Age 56
One Nationwide Plaza
Columbus, Ohio

         Mr. Woodward is Executive Vice President - Chief Investment Officer for Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company.

David C. Wetmore, Trustee, Age 50
11495 Sunset Hills Rd - Suite #210, Reston, Virginia

         Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm.

James F. Laird, Jr., Treasurer, Age 42
Three Nationwide Plaza
Columbus, Ohio

         Mr. Laird is Vice President and General Manager of Nationwide Advisory Services, Inc., the Distributor and Investment Adviser. He was formerly Treasurer of Nationwide Advisory Services, Inc.

Elizabeth A. Davin, Secretary, Age 34
One Nationwide Plaza
Columbus, Ohio

         Ms. Davin is a member of the Office of General Counsel of the Nationwide Insurance Enterprise and a partner in Dietrich, Reynolds & Koogler.

*A Trustee who is an "interested person" of the Trust as defined in the 1940
Act.


         The Funds do not pay any fees to Officers or to Trustees who are considered "interested persons" of the Trust. The table below lists the aggregate compensation paid by the Trust to each disinterested Trustee during the fiscal year ended December 31, 1998, and the aggregate compensation paid to each disinterested Trustee during the year by all twenty nine registered investment companies to which NAS provides investment advisory services (the "Nationwide Fund Complex").


         The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.




                                                COMPENSATION TABLE
                                        FISCAL YEAR ENDED DECEMBER 31, 1998

                                                                                             Total
                                                                                       Compensation from
                                                                   Aggregate           the Nationwide Fund
                                                                  Compensation            Fund Complex
                            Disinterested Trustees               From the Trust        Including the Trust
                            ----------------------               --------------        -------------------
                    Dr. John C. Bryant                               $8,000                  $24,000

                    C. Brent DeVore                                  $4,500                  $16,000

                    Sue Doody                                        $8,000                  $21,000

                    Robert M. Duncan                                 $8,000                  $24,000

                    Dr. Thomas J. Kerr, IV                           $8,000                  $24,000

                    Douglas F. Kridler                               $8,000                  $21,000

                    David C. Wetmore                                 $4,500                  $16,000



CALCULATING YIELD AND TOTAL RETURN

CALCULATING YIELD - THE MONEY MARKET FUND

         Any current yield quotations for the Money Market Fund, subject to Rule 482 under the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of December 31, 1998, the Fund's seven-day current yield was ____%. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended December 31, 1998, was ____%.

         The Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD AND TOTAL RETURN - NON-MONEY MARKET FUNDS


            The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act of 1933. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

            All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

The uniformly calculated average annual total returns for the one year period ended December 31, 1998 are shown below.

                                                                                                            Since
                             Fund                      1 Year           5 years          10 Years         Inception
                             ----                      ------           -------          --------         ---------
              Strategic Growth Fund                         %             N/A               N/A                 %*

              Strategic Value Fund                          %             N/A               N/A                 %*

              Equity Income Fund                            %             N/A               N/A                 %*

              High Income Bond Fund                         %             N/A               N/A                 %*

              Balanced Fund                                 %             N/A               N/A                 %*

              Multi Sector Bond Fund                        %             N/A               N/A                 %*

              Small Cap Value Fund                          %             N/A               N/A                 %*

              Global Equity Fund                            %             N/A               N/A                 %*

              Select Advisers Mid Cap Growth Fund
                                                            %             N/A               N/A                 %*

              Select Advisers Small Cap Growth           --                --                --              --
              Fund****

              Small Company Fund                            %             N/A               N/A                 %**

              Income Fund                                N/A              N/A               N/A                 %***

              Total Return Fund                             %                %                 %

              Capital Appreciation Fund                     %                %                 %

              Government Bond Fund                          %                %                 %



* These Funds commeced operations on October 31, 1997.
** This Fund commenced operations on October 23, 1995.
*** This Fund commenced operations on January 20, 1998.
****Operations for the Select Advisers Small Cap Growth Fund commenced on or about May 1, 1999.


            Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of share entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The uniformly calculated yields for the 30 day period ended December 31, 1998 were as follows:



               Fund                                              30-day yield
               ----                                              ------------
               High Income Bond Fund                                     %
               Balanced Fund                                             %
               Multi Sector Bond Fund                                    %
               Government Bond Fund                                      %


INVESTMENT ADVISORY AND OTHER SERVICES


            NAS oversees the management of each of the Funds pursuant to Investment Advisory Agreements with the Trust (the "Investment Advisory Agreements"). Pursuant to the Investment Advisory Agreements, NAS either provides portfolio management for the Funds directly or hires and monitors the subadvisers who are responsible for daily portfolio management. NAS pays the compensation of the

Trustees affiliated with NAS. The officers of the Trust receive no compensation from the Trust. NAS also pays all expenses incurred by it in providing service under the Investment Advisory Agreements, other than the cost of investments (including brokerage commissions and other transaction costs).

            The Investment Advisory Agreements also provide that NAS shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless NAS has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NAS' reckless disregard of its obligations and duties under the Agreements. After an initial two-year period, the Investment Advisory Agreements must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Investment Advisory Agreement terminates automatically if it is assigned. They may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

            Subject to the supervision of NAS and the Trustees, each subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

            Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

            The following is a summary of the investment advisory fees paid and the subadvisory arrangements for each Fund.

TOTAL RETURN FUND, CAPITAL APPRECIATION FUND, GOVERNMENT BOND FUND AND MONEY MARKET FUND. Prior to November 1, 1997, NAS received a fee computed and paid monthly at the annual rate equal to .50% of the average daily net assets of each Fund.

            As of November 1, 1997, the following are the advisory fees expressed as an annual percentage of average daily net assets:




              Fund                               Advisory Fees
              ----                               -------------
              Total Return Fund and              0.60% on assets up to $1 billion
              Capital Appreciation Fund          0.575% on assets of $1 billion and more but less than $2 billion
                                                 0.55% on assets of $2 billion and more but less than $5 billion
                                                 0.50% for assets of $5 billion and more


              Government Bond Fund               0.50% on assets up to $1 billion
                                                 0.475% on assets of $1 billion and more but less then $2 billion
                                                 0.45% on assets of $2 billion and more but less then $5 billion
                                                 0.40% for assets of $5 billion and more


              Money Market Fund                  0.40% on assets up to $1 billion
                                                 0.38% on assets of $1 billion and more but less than $2 billion
                                                 0.36% on assets of $2 billion and more but less then $5 billion
                                                 0.34% for assets of $5 billion and more

            For the years ended December 31, 1998, 1997 and 1996, NAS received fees in the following amounts: Total Return Fund $__________, $7,903,818 and $4,851,676, respectively; Capital Appreciation Fund, $_________, $1,759,412 and $684,932, respectively; Government Bond Fund, $___________, $2,231,930 and
$2,225,962, respectively; and Money Market Fund $__________, $4,969,345 and
$4,518,925, respectively.


EQUITY INCOME FUND


            Under the terms of its Investment Advisory Agreement, the Equity Income Fund pays to NAS a fee at the annual rate of 0.80% of the Fund's average daily net assets. For the fiscal year ended December 31, 1998, NAS was paid $_________.

            Federated Investment Counseling ("Federated") is the subadviser of the Fund. For the investment management services it provides to the Fund, Federated receives an annual fee from NAS in the amount of 0.40% on assets up to $50 million, 0.25% on assets of $50 million and more but less than $250 million, 0.20% on assets of $250 million and more but less than $500 million, and 0.15% on assets of $500 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $842 in fees to Federated. For the fiscal year ended December 31, 1998, NAS paid Federated $________.

            Federated, a Delaware business trust organized on April 11, 1989 is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to an open number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies.


HIGH INCOME BOND FUND


            Under the terms of its Investment Advisory Agreement, the High Income Bond Fund pays to NAS a fee at the annual rate of .80% of the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $7,374. For the fiscal year ended December 31, 1998, NAS was paid $_______.

            Federated Investment Counseling is the subadviser of the Fund. For the investment management services it provides to the Fund, Federated receives an annual fee from NAS in the amount of 0.40% on assets up to $50 million, 0.25% on assets of $50 million and more but less than $250 million, 0.20% on assets of $250 million and more but less than $500 million, and 0.15% on assets of $500 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. Additional information about Federated is included above. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $3,687 in fees to Federated. For the fiscal year ended December 31, 1998, NAS paid Federated $--------.


GLOBAL EQUITY FUND


            Under the terms of its Investment Advisory Agreement the Global Equity Fund pays to NAS a fee at the annual rate of 1.00% of the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $8,799. For the fiscal year ended December 31, 1998, NAS was paid $________.

            J.P. Morgan Investment Management Inc. ("J.P. Morgan") is the subadviser of the Fund. For the investment management services it provides to the Fund, J.P. Morgan receives an annual fee from NAS in an amount equal to 0.60% on assets up to $50 million and 0.55% on assets of $50 million and over. These fees are calculated at an annual rate based on the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $5,279 in fees to, J. P. Morgan. For the fiscal year ended December 31, 1998, NAS paid J.P. Morgan $_________.

            J.P. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company organized under the laws of Delaware. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of December 31, 1998, J.P. Morgan and its affiliates had assets under management of approximately $308 billion, including approximately $11.6 billion in global equity portfolios.


MID CAP FUND


            Under the terms of its Investment Advisory Agreement the Fund pays to NAS a fee at the annual rate of 1.05% of the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $5,371. For the fiscal year ended December 31, 1998, NAS was paid $_______.

            NAS has selected three subadvisers, each of whom will each manage part of the Fund's portfolio. Each subadviser receives an annual fee from NAS in an amount equal to 0.65% on assets up to $50 million managed by such subadviser and 0.50% on assets of $50 million and more managed by a subadviser. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $3,325 in fees to the subadvisers. For the fiscal year ended December 31, 1998, NAS paid the subadvisers $________.

              The Mid Cap Fund's subadvisers are:

              - First Pacific Advisors, Inc. ("First Pacific")
              - Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter")
              - Rice, Hall, James & Associates ("Rice Hall")

            Subject to the supervision of NAS and the Trustees, the subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each subadviser shall make investment decisions for the Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. No subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by NAS for investment management.


            Each of First Pacific, Pilgrim Baxter and Rice Hall is wholly owned by United Asset Management Corporation ("UAM"), a NYSE-listed holding company organized to acquire and own firms that provide investment advisory services primarily for institutional clients. First Pacific is an indirect wholly-owned subsidiary of UAM. Pilgrim Baxter and Rice Hall are each direct wholly-owned subsidiaries of UAM. UAM's corporate headquarters are located at One International Place, Boston 02110.

BALANCED FUND


            Under the terms of its Investment Advisory Agreement, the Balanced Fund pays to NAS a fee at the annual rate of 0.75% of the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $1,605. For the fiscal year ended December 31, 1998, NAS was paid $_______.

            Salomon Brothers Asset Management Inc. ("SBAM") is the subadviser of the Fund. For the investment management services it provides to the Fund, SBAM receives an annual fee from NAS in an amount equal to 0.35% on assets up to $150 million, 0.30% on assets of $150 million and more but less than $500 million, and 0.25% on assets of $500 million and more. These fees are calculated as an annual rate based upon the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $749 in fees to SBAM. For the fiscal year ended December 31, 1998, NAS paid SBAM $_______.

            SBAM is a wholly owned subsidiary of Salomon Brothers Holding Company Inc, which is in turn wholly owned by Salomon Smith Barney Holdings, Inc. which is, in turn, wholly owned by Citigroup, Inc. SBAM was incorporated in 1987 and together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment advisory services to various individuals and institutional clients located throughout the world, and serves as investment adviser to various investment companies. As of December 31, 1998, SBAM and its worldwide investment advisory affiliates managed approximately $29 billion of assets.


MULTI SECTOR BOND FUND


            Under the terms of its Investment Advisory Agreement, the Multi Sector Bond Fund pays to NAS a fee at the annual rate of 0.75% of the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $1,724. For the fiscal year ended December 31, 1998, NAS was paid $_______.

            Salomon Brothers Asset Management is the subadviser of the Fund. For the investment management services it provides to the Fund, SBAM receives an annual fee from NAS in the amount of 0.35% on assets up to $50 million, 0.30% on assets of $50 million and more but less than $200 million, 0.25% on assets of $200 million and more but less than $500 million, and 0.20% on assets of $500 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $805 in fees to the subadviser. For the fiscal year ended December 31, 1998, NAS paid SBAM $_______.

            In connection with SBAM's service as investment manager to the Multi Sector Bond Fund, SBAM has entered into a subadvisory agreement with its London based affiliate Salomon Brothers Asset Management Limited ("SBAM Limited") pursuant to which SBAM has delegated to SBAM Limited responsibility for management of the Fund's investments in non dollar-denominated debt securities and currency transactions. SBAM Limited is compensated by SBAM at no additional expense to the Fund. Like SBAM, SBAM Limited is an indirect, wholly-owned subsidiary of Citigroup, Inc.

SELECT ADVISERS SMALL CAP VALUE FUND

            Under the terms of its Investment Advisory Agreement, the Small Cap Value Fund pays to NAS a fee at the annual rate of 0.90% of the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $2,029. For the fiscal year ended December 31, 1998, NAS was paid $_______.

            The Dreyfus Corporation ("Dreyfus"). For the investment management services it provides to the Small Cap Value Fund, Dreyfus receives an annual fee from NAS in an amount equal to 0.50% on assets up to $200 million and 0.45% on assets of $200 million and more. These fees are calculated at an annual rate based on each Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $1,127 in fees to the subadviser. For the fiscal year ended December 31, 1998, NAS paid Dreyfus $_________.

            Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as one of the Small Company Fund's subadvisers. Dreyfus is a wholly-owned subsidiary of

Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of January 31, 1999, Dreyfus managed or administered approximately $121 billion in assets for approximately 1.7 million investor accounts nationwide.

Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $334 billion in assets as of September 30, 1998, including approximately $125 billion in mutual fund assets. As of September 30, 1998, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $1.6 trillion in assets, including approximately $52 billion in mutual fund assets.


SMALL CAP GROWTH FUND


            Under the terms of its Investment Advisory Agreement, the Fund pays NAS a fee at the annual rate of 1.10% of the Fund's average daily net assets. The Fund commenced operations on or around May 1, 1999 and has not incurred any investment advisory fees prior to this date.

            NAS has selected three subadvisers, each of whom will each manage part of the Fund's portfolio. Each subadviser receives an annual fee from NAS in an amount equal to 0.60% on assets managed by such subadviser and has not incurred any subadvisory fees prior to May 1, 1999.

            The Small Cap Growth Fund's subadvisers are:

            -Franklin Advisers, Inc. ("Franklin")
            -Miller Anderson & Sherred, LLP ("MAS")
            -Neuberger Berman, LLC ("Neuberger Berman")

            Subject to the supervision of NAS and the Trustees, the subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each subadviser shall make investment decisions for the Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. No subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by NAS for investment management.


            Franklin is a wholly owned subsidiary of Franklin Resources, Inc., one of the oldest mutual fund organizations in the U.S. Franklin and its affiliates act as investment manager to numerous other investment companies and accounts. Together with its affiliates, Franklin manages over $220 billion in assets as of December 31, 1998.

            MAS is wholly owned by subsidiaries of Morgan Stanley Dean Witter & Co. and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management") and provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 1998, MSDW Investment Management managed in excess of $163 billion in assets.


            Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $55 billion of assets as of December 31, 1998. Neuberger Berman is a member of the NYSE and other principal exchanges and acts as the Fund's principal broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

STRATEGIC VALUE FUND AND STRATEGIC GROWTH FUND


            Under the terms of the Investment Advisory Agreement, each of the Strategic Value Fund and Strategic Growth Fund pays to NAS a fee at the annual rate of 0.90% of that Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees for the Strategic Value and Strategic Growth Fund in the amount of $1,715 and $1,645, respectively. For the fiscal year ended December 31, 1998, NAS was paid $_________ for the Strategic Value Fund and $________ for the Strategic Growth Fund.

            NAS has selected Strong Capital Management, Inc. ("Strong") to be the subadviser to the Strategic Value Fund and the Strategic Growth Fund. Strong has subcontracted with Schafer Capital Management, Inc. ("Schafer Capital") to subadviser the Strategic Value Fund. For the investment management services provided to each Fund, Strong receives an annual fee from NAS in an amount equal to 0.50% on assets of each Fund up to $500 million and 0.45% on assets of each Fund of $500 million and more. These fees are calculated at an annual rate based on each Fund's average daily net assets. Pursuant to its subcontract with Schafer Capital, Strong pays Schafer's subadvisory fees. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $953 and $914, respectively for the Strategic Value and Strategic Growth Funds, in fees to the subadviser. For the fiscal year ended December 31, 1998, Strong was paid $_________ and $________ for the Strategic Value Fund and the Strategic Growth Fund, respectively.

            Strong began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of December 31, 1998, Strong had over $32 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.


            Schafer Capital's controlling person and sole shareholder is David
K. Schafer. Mr. Schafer has been in the investment management business for more than 25 years and founded Schafer Capital in 1981.


SMALL COMPANY FUND

            Under the terms of its Investment Advisory Agreement the Fund pays NAS a fee at the annual rate of 1.00% of the Fund's average daily net assets. NAS has voluntarily agreed to waive all or part of its fees in order to limit the Fund's total operating expenses to not more than ____% of the Fund's average daily net assets on an annual basis. These fee waivers are voluntary and may be terminated at any time. During the fiscal years ended December 31, 1998, 1997, and 1996, NAS received advisory fees in the amount of $_________, $2,520,540 and $851,352 respectively.

            NAS has selected five subadvisers, each of whom will each manage part of the Fund's portfolio. Each subadviser receives an annual fee from NAS in an amount equal to 0.60% on assets managed by a subadviser. During the fiscal years ended December 31, 1998, 1997 and 1996, the subadvisers were paid $_______, $1,402,367 and $483,472 by NAS.

            The Small Company Fund's subadvisers are:

            - The Dreyfus Company
            - Neuberger Berman LLC
            - Strong Capital Management, Inc.
            - Lazard Asset Management
            - Warburg Pincus Asset Management, Inc.

            Subject to the supervision of NAS and the Trustees, the subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each subadviser shall make investment decisions for the Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. No subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by NAS for investment management.

            Below is a brief description of each of the subadvisers.

            The Dreyfus Corporation. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as one of the Small Company Fund's subadvisers. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of January 31, 1999, Dreyfus managed or administered approximately $121 billion in assets for approximately 1.7 million investor accounts nationwide. Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $334 billion in assets as of September 30, 1998, including approximately $125 billion in mutual fund assets. As of September 30, 1998, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $1.6 trillion in assets, including approximately $52 billion in mutual fund assets.

            Neuberger Berman L.L.C. Neuberger Berman also serves as a subadviser to the Fund. Neuberger Berman and its predecessor firms have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $55 billion of assets as of December 31, 1998. Neuberger Berman is a member firm of the NYSE and other principal exchanges and acts as the Fund's principal broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

            Strong Capital Management, Inc. Strong, which also serves as one of the subadvisers for the Fund, began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment adviser for each of the mutual funds within the Strong Family of Funds. As of December 31, 1998, Strong had over $32 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

            Lazard Asset Management. Effective October 1, 1998, Lazard began serving as one of the subadvisers to the Fund. Lazard, a division of Lazard Freres & Co. LLC, a New York limited liability company, manages approximately $70 billion, as of December 31, 1998, in investments for corporations, endowments, public and private pension plans and wealthy individuals and is recognized as one of the premier global investment advisory firms. Lazard has offices in New York and San Francisco. In addition, Lazard provides asset management services worldwide through its affiliates in London, Paris, Tokyo, Sydney, Frankfurt and Cairo that extend its research worldwide. Lazard's address is 30 Rockefeller Center, New York, New York 10112.

            Warburg, Pincus Asset Management, Inc.. The Fund also employs Warburg as a subadviser to the Fund. Warburg is a professional investment advisory firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of December 31, 1998, Warburg managed approximately $22 billion of assets, including approximately $11 billion of investment company assets. Incorporated in 1970, Warburg is indirectly controlled by Warburg, Pincus & Co. ("WP&Co."), which has no business other than being a holding company of Warburg and its affiliates. Lionel I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg. Warburg's address is 466 Lexington Avenue, New York, New York 10017-3147.

INCOME FUND

            Under the terms of its Investment Advisory Agreement, the Fund pays NAS a fee at the annual rate of 0.45% of the Fund's average daily net assets. NAS has voluntarily agreed to waive all or part of its fees in order to limit the Fund's total operating expenses to not more than 0.75% of the Fund's average daily net assets on an annual basis. These fee waivers are voluntary and may be terminated at any time. The Fund commenced operations on January 20, 1998. For the period from commencement of operations to December ___, 1998, NAS waived $_______ in fees.

            NAS has selected two subadvisers, each of whom will manage part of the Fund's portfolio. Each subadviser receives an annual fee from NAS based on the average daily net assets of the portion of the Fund managed by that subadviser as specified below:




              Subadvisory Fees             Average Daily Net Assets
              ----------------             ------------------------
                   0.25%                   on the first $100 million
                   0.15%                   on assets in excess of $100 million



            The fees for each of the subadvisers are subject to the following annual minimum fees: $15,000 for NCM Capital and $25,000 for Smith Graham.

            Below is a brief description of each of the subadvisers.

            NCM Capital Management Group, Inc. NCM Capital was founded in 1986 and serves as one of the Fund's subadvisers. As of December 31, 1998, NCM Capital had approximately $____ billion in assets under management.

            NCM Capital is a wholly-owned subsidiary of Sloan Financial Group, Inc. Both NCM Capital and Sloan Financial Group, Inc. are located at 103 West Main Street, 4th Floor, Durham, North Carolina 27701. Sloan Financial Group, Inc. is a corporation of which Maceo K. Sloan, CFA, Chairman, President and Chief Executive Officer of NCM Capital, owns ___% ; Justin F. Beckett, Executive Vice President and director of NCM Capital, owns ___%; and American Express Asset Management owns 25.1% as of February __, 1999.

            Smith Graham & Co. Asset Managers, L.P. Smith Graham also services as a subadviser to the Fund. Its corporate offices are located at 6900 Texas Commerce Tower, 600 Travis Street, Houston, Texas 77002-3007. Smith Graham serves as an investment adviser to a variety of corporate, foundation, public, Taft Hartley and mutual fund clients. The firm provides global and international money management through its affiliate Smith Graham Robecco Global Advisers. As of December 31, 1998, Smith Graham managed approximately $__ billion of assets.

            Smith Graham is 60% owned by its Managing General Partner, Smith Graham & Co., Inc., while 40% of the firm is owned by the Dutch based Robecco Group. Smith Graham & Co., Inc. is wholly owned by Gerald B. Smith, Ladell Graham and Jamie G. House.

FUND ADMINISTRATION SERVICES

TOTAL RETURN FUND, CAPITAL APPRECIATION FUND, GOVERNMENT BOND FUND, MONEY MARKET FUND. Effective November 1, 1997, NAS also provides various administration and accounting services for these Funds. For these services, NAS receives a fee, calculated daily and paid monthly at an annual rate of 0.05% for each Fund's average net assets on the first $1 billion of assets and 0.04% on the assets of $1 billion and more. During the years ended December 31, 1998 and 1997, NAS received administration fees in the following amounts: Total Return Fund $_______ and $135,272, Capital Appreciation Fund $_______ and $37,284,
Government Bond Fund $_______ and $39,441 and Money Market Fund $_______ and $89,708, respectively. These services include daily valuation of each Fund's shares and preparation of financial statements, tax returns and regulatory reports.

ALL OTHER FUNDS (EXCEPT SMALL COMPANY FUND). Under the terms of a Fund Administration Agreement, NAS also provides various administration and accounting services, including daily valuation of each Fund's shares and preparation of financial statements, tax returns and regulatory reports. For these services, each Fund pays NAS an annual fee in the amount of 0.07% of the Fund's first $250 million of average daily net assets, 0.05% on the next $750 million and 0.04% on assets of more than $1 billion.

         For the period from commencement of operations to December 31, 1997 and the year ended December 31, 1998, NAS received and/or waived all administration fees as follows:




                               1997 Administration            1998           1998
            Fund                   Fees Waived              Received        Waived
            ----               -------------------          --------        ------
Strategic Growth Fund                   $                       $              $

Strategic Value Fund                    $                       $              $

Equity Income Fund                      $                       $              $

High Income Bond Fund                   $                       $              $

Balanced Fund                           $                       $              $

Multi Sector Bond Fund                  $                       $              $

Small Cap Value Fund                    $                       $              $

Global Equity Fund                      $                       $              $

Select Advisers Mid Cap Fund            $                       $              $

Income Fund*                            N/A                     $              $




*The Income Fund commenced operations on January 20, 1998 and did not incur administration fees in 1997.

The Select Advisers Small Cap Growth Fund had not commenced operations as of December 31, 1998 and had not incurred any administration fees as of that date.

            CUSTODIAN

            The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. Pursuant to the Custodian Agreement, Fifth Third utilizes the services of the global custody network of State Street Bank and Trust for foreign custody of the Funds' assets. The Custodian performs no managerial or policy making functions for the Funds.




            TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

            Nationwide Investors Services, Inc. (NIS) is the Transfer Agent and Dividend Disbursing Agent for the Funds. NIS is a wholly-owned subsidiary of Nationwide Advisory Services, Inc. For these services, NIS is paid a fee by each Fund at the annual rate of 0.01% of that Fund's average daily net assets. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.

            BROKERAGE ALLOCATIONS


            NAS (or a subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the OTC markets, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price which makes up the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations and other debt obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

            The primary consideration in portfolio security transactions is "best execution," i.e., prompt and reliable execution at the most favorable prices and in the most effective manner possible taking into account all considerations discussed below. NAS or a subadviser always attempts to achieve best execution, and it has complete freedom as to the markets in and the broker-dealers through which it seeks this result. Subject to the requirement of seeking best execution, securities may be bought from or sold to broker-dealers who have furnished statistical, research, and other information or services to NAS or a subadviser. In placing orders with such broker-dealers, NAS or a subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to NAS or a subadviser even though its dollar value may be indeterminable, it does not directly benefit a Fund and its receipt or availability generally does not reduce NAS' or a subadviser's normal research activities or expenses.

            Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of the variable life insurance policies or variable annuity contracts. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

            There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts served by affiliated companies of NAS or a subadviser and their affiliates. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected for a Fund only when NAS or a subadviser believes that to do so is in the best interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

            In purchasing and selling investments for the Funds, it is the policy of each of the subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by NAS or subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, each subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

            Each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to a subadviser is considered to be in addition to and not in lieu of services required to be performed by the subadviser under its subadvisory agreement with NAS. The fees to each of the subadvisers pursuant to its subadvisory agreement with NAS is not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to a subadviser in serving its other clients or clients of the subadviser's affiliates. Subject to the policy of the subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, a subadviser also may consider the broker-dealer's sale of shares of any fund for which the subadviser serves as investment adviser, subadviser or administrator.

            The following tables list the amount of brokerage commissions (excluding directed brokerage) and the amount of transactions and related commissions paid to brokers providing research and other services to the subadvisers for the following periods:




                      For the year ended December 31, 1998



                                                                                    Transactions Related to
                                                                                        Brokerage Services
                                                                                  ---------------------------
                 Fund                                     Commission              $ Amount         Commission
                 ----                                     ----------              --------         ----------
          Strategic Growth Fund                            $                      $                $

          Strategic Value Fund

          Equity Income Fund

          High Income Bond Fund

          Balanced Fund

          Multi Sector Bond Fund

          Small Cap Value Fund

          Global Equity Fund

          Select Advisers Mid Cap Fund

          Small Cap Growth Fund *                             --                     --                 --

          Small Company Fund

          Income Fund

          Total Return Fund

          Capital Appreciation Fund

          Government Bond Fund

         * Operations for the Small Cap Growth Fund commenced on or around May 1, 1999.

                      For the year ended December 31, 1997




                                                               Transactions Related to
                                                                 Brokerage Services
                                                           ------------------------------
                 Fund                   Commission         $ Amount            Commission
                 ----                   ----------         --------            ----------
Strategic Growth Fund                     $2,117            $ --0 --             $ - 0 -

Strategic Value Fund                       2,664              --0 --             -- 0 --

Equity Income Fund                         1,319           1,018,166                 910

High Income Bond Fund                    -- 0 --             -- 0 --             -- 0 --

Balanced Fund                              1,038             315,101                 420

Multi Sector Bond Fund                   -- 0 --             -- 0 --             -- 0 --

Small Cap Value Fund                       2,317               3,045                  30

Global Equity Fund                         8,058             -- 0 --             -- 0 --

Select Advisers Mid Cap Fund               3,479             509,403                 828

Small Company Fund                       887,672

Total Return Fund                        924,959

Capital Appreciation Fund                327,691

Government Bond Fund                     -- 0 --

Money Market Fund                        -- 0 --

                      For the year ended December 31, 1996




                                                                                    Transactions Related to
                                                                                      Brokerage Services
                                                                                  ---------------------------
                 Fund                                     Commission              $ Amount         Commission
                 ----                                     ----------              --------         ----------
          Small Company Fund

          Total Return Fund

          Capital Appreciation Fund

          Government Bond Fund



            Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

            Certain of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.


            PURCHASES, REDEMPTIONS AND PRICING OF SHARES

            An insurance company purchases shares of the Funds at their net asset value using purchase payments received on Contracts issued by Accounts. These Accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

            All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

            The net asset value per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines) and on any other day during which there is a sufficient degree of trading in each Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value for the Funds on customary national business holidays, including the following: Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.


            The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the net asset value at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon net asset value at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The net asset value of a share of each Fund on which offering and redemption prices are based is the net asset value of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The net asset value of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). Securities of the Funds listed on national exchanges are valued at the last sales price on the principal exchange, or if there is no sale on that day, the securities are valued at the prior day's closing prices as provided by an independent pricing organization. Securities traded in the over-the-counter market are valued at the last quoted sale price, or if there is no sale on that day, the quoted bid price as provided by an independent pricing organization. Other portfolio securities are valued at the quoted prices obtained from an independent pricing organization which employs a combination of methods, including among others, the obtaining and comparison of market valuations from dealers who make markets and deal in such securities and the comparison of valuations with those of other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trust. Securities and other assets, for which such market prices are unavailable or for which an independent pricing organization does not provide a value or provides a value that does not represent fair value in the judgement of NAS, are valued at fair value in accordance with procedures authorized by the Trustees. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under The Investment Company Act of 1940.

            A separate redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.


            The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances:
(a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

            ADDITIONAL INFORMATION


            DESCRIPTION OF SHARES - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds and currently has authorized 16 separate funds. Shares of each fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.


            VOTING RIGHTS - Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

            designate series of the Trust; or

            change the name of the Trust; or

            supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

            Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all funds vote together, and not by fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act., a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

            SHAREHOLDER INQUIRIES - All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

            TAX STATUS

            Each Fund is treated as a separate entity for purpose of the regulated investment company provisions of the Internal Revenue Code (the "Code"), and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

            Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. If it qualifies as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things: (I) distribute to its shareholders at least 90% of its taxable net investment income (for this purpose consisting of taxable net investment income and net realized short-term capital gains); (ii) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to its business of investing in securities, and (iii) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in the selling of securities held by the Fund for less than three months and in the utilization of certain of the investment techniques described above and in the respective Fund's Prospectus. As a regulated investment company, a Fund will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. The Funds expect to pay the dividends and make the distributions necessary to avoid the application of this excise tax.

            In addition, each Fund intends to comply with the diversification requirements of Section 817(h) of the Code related to the tax-deferred status of insurance company separate accounts. To comply with regulations under
Section 817(h) of the code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the United States Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a Policy owner's control of the investments of a separate account may cause the Policy owner, rather than the participating insurance company, to be treated as the owner of the assets held by the separate account. If the Policy owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the Policy owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Funds will be able to operate as currently described, or that the Trust will not have to change the investment goal or investment policies of a Fund. The Board of Trustees reserves the right to modify the investment policies of a Fund as necessary to prevent any such prospective rules and regulations from causing a Policy owner to be considered the owner of the shares of the Fund underlying the separate account.

            OTHER TAX CONSEQUENCES

            Foreign Transactions. Dividends and interest received by a Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Policy holders will bear the cost of foreign tax withholding in the form of increased expenses to the Fund but generally will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund by reason of the tax-deferred status of the policies.

            A Fund's transactions, if any, in foreign currencies, forward contracts, options and futures contracts (including options and forward contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses recognized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses and cause the Fund to be subject to hyper inflationary currency rules. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of its positions (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. A Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment so that (I) neither the Fund nor its shareholders will be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received, (ii) the Fund will be able to use substantially all of its losses for the fiscal years in which the losses actually occur, and
(iii) the Fund will continue to qualify as a regulated investment company.

            Investment in Passive Foreign Investment Companies. If a Fund purchases shares in certain foreign entities classified under the Code as "passive foreign investment companies" ("PFICs"), such Fund may be subject to federal income tax on a portion of an "excess distribution" or gain from the disposition of the shares, even though the income may have to be distributed by the Fund to its shareholders, the Contracts. In addition, gain on the disposition of shares in a PFIC generally is treated as ordinary income even though the shares are capital assets in the hands of the Fund. Certain interest charges may be imposed on the Fund with respect to any taxes arising from excess distributions or gains on the disposition of shares in a PFIC.

            The Fund may be eligible to elect to include in its gross income its share of earnings of a PFIC on a current basis. Generally, the election would eliminate the interest charge and the ordinary income treatment on the disposition of stock, but such an election may have the effect of accelerating the recognition of income and gains by the Fund compared to a fund that did not make the election. In addition, information required to make such an election may not be available to the Fund.

            On April 1, 1992 proposed regulations of the Internal Revenue Service were published providing a mark-to-market election for shares in certain PFICs held by regulated investment companies. If the Fund is able to make the foregoing election in the first year in which it is permitted to do so, it may be able to avoid the interest charge (but not the ordinary income treatment) on disposition of the PFIC stock by each year marking-to-market the stock (that is, by treating it as if it were sold for fair market value on the last day of the year). Such an election could also result in acceleration of income to the Fund.

            Derivative Instruments. The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income. However, income from the disposition of options and futures (other than those on foreign currencies) will be subject to a 30% limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures, and forward contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to a 30% limitation if they are held for less than three months.

            If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) for the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the 30% limitation on the gross income that can be derived from the sale or other disposition of securities or derivative instruments that were held for less than three months. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging strategies, the hedging transactions will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available or is not elected by the Fund, it may be forced to defer the closing out of certain options, futures, or forward currency contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a regulated investment company.

            TAX CONSEQUENCES TO SHAREHOLDERS

            Since shareholders of the Funds will be the Accounts, no discussion is included herein as to the Federal income tax consequences at the level of the holders of the Contracts. For information concerning the Federal income tax consequences to such holders, see the Prospectuses for such Contracts.

            FINANCIAL STATEMENTS

            The Report of Independent Auditors and Financial Statements of the Funds for the period ended December 31, 1998 are incorporated by reference to the Trust's Annual Report. Copies of the Annual Report are available without charge upon request by writing the Trust or by calling toll free 1 (800) 848-6331.

APPENDIX A

                                  BOND RATINGS

                         STANDARD & POOR'S DEBT RATINGS

         A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

         Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         Nature of and provisions of the obligation.

         Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

         AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

         Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

         B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

         CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

         CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

         C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

         D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                FITCH/IBCA INVESTORS SERVICE, INC. BOND RATINGS

         Fitch/IBCA investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

A        Bonds considered to be investment grade and of high credit quality.
         The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C        Bonds are in imminent default in payment of interest or principal.

DDD,     Bonds are in default on interest and/or principal payments. Such bonds

DD       are extremely speculative, and should be valued on the basis of their

D ultimate recovery value in liquidation or reorganization &D of the obligor. `DDD' represents the highest potential for recovery of these bonds, and represents the lowest potential for recovery.

                   DUFF & PHELPS, INC. LONG-TERM DEBT RATINGS

         These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

         Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

         The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.



RATING
SCALE          DEFINITION
-------        ----------

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+            High credit quality. Protection factors are strong. Risk is
AA             modest, but may vary slightly from time to time because of
A-             economic conditions.

A+             Protection factors are average but adequate. However, risk
A              factors are more variable and greater in periods of economic
A-             stress.

BBB+           Below average protection factors but still considered sufficient
BBB            for prudent investment. Considerable variability in risk during
BBB-           economic cycles.

BB+            Below investment grade but deemed likely to meet obligations
BB             when due. Present or prospective financial protection factors
BB-            fluctuate according to industry conditions or company fortunes.
               Overall quality may move up or down frequently within this category.

B+             Below investment grade and possessing risk that obligations will
B              not be met when due. Financial protection factors will fluctuate
B-             widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent Changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP             Preferred stock with dividend arrearages.


                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

         An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

         The following criteria will be used in making the assessment:

         [ ]. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

         [ ]. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.


         Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3     Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

         Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1   This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2   This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3   This designation denotes favorable quality. All security
               elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4   This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                      FITCH/IBCA SHORT-TERM RATINGS

         Fitch/IBCA short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

B Speculative. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Issues assigned this rating are in actual or imminent payment default.

                     DUFF & PHELPS SHORT-TERM DEBT RATINGS

         Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

         Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


RATING SCALE      DEFINITION
------------      ----------

High Grade
----------

D-1+ Highest certainty of timely payment. short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade
----------

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Satisfactory Grade
------------------

D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-investment Grade
--------------------

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.
                  Operating factors and market access may be subject to a high degree of variation.

Default
-------

D-5 Issuer failed to meet scheduled principal and/or interest payments.


                          THOMSON'S SHORT-TERM RATINGS

         The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

         TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                     PART C

OTHER INFORMATION

Item 23. Exhibits

      (a)   (1)   Amended Declaration of Trust - previously filed with
                  Post-Effective Amendment and hereby incorporated by reference.
            (2)   Proposed Amended Declaration of Trust.

      (b) Bylaws - previously filed with Post-Effective Amendment and hereby incorporated by reference.

      (c)   Not applicable.

      (d)   (1)   Investment Advisory Agreement for the funds (except the Small
                  Company Fund) previously filed with Post-Effective Amendment to the Registration Statement,and herein incorporated by reference.

            (2) Proposed Amended Investment Advisory Agreement for the funds (except the Small Company Fund).

            (3) Investment Advisory Agreement for the Small Company Fund. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

            (4)   Subadvisory Agreements for the Small Company Fund.

                  (a) Subadvisory Agreement with The Dreyfus Corporation. - previously filed with Post- Effective Amendment to the Registration Statement, and herein incorporated by reference.

                  (b) Subadvisory Agreement with Neuberger Berman LLC previously filed with Post- Effective Amendment to the Registration Statement, and herein incorporated by reference.

                  (c) Subadvisory Agreement with Strong Capital Management, Inc. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                  (d) Subadvisory Agreement with Lazard Asset Management previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                  (e) Subadvisory Agreement with Warburg, Pincus Counsellors, Inc. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

            (5)   Subadvisory Agreements for the Income Fund

                  (a) Subadvisory Agreement with NCM Capital Management Group, Inc. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                  (b) Subadvisory Agreement with Smith Graham & Co. Asset Managers, L.P. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

            (6)   Subadvisory Agreements for the Balanced Fund, Strategic
                  Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Small Cap Value Fund, Global Equity Fund, Select Advisers Mid Cap Fund, Nationwide Select Advisers Small Cap Growth Fund.

                  (a) Subadvisory Agreement with Salomon Brothers Asset Management, Inc. for the Balanced Fund and Multi Sector Bond Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                  (b) Subadvisory Agreement with Strong Capital Management, Inc. for the Strategic Growth Fund and Strategic Value Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                  (c) Subadvisory Agreement with Federated Investment Counseling for the Equity Income Fund and High Income Bond Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                  (d) Subadvisory Agreement with The Dreyfus Corporation for the Small Cap Value Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                  (e) Subadvisory Agreement with J.P. Morgan Investment Management Inc. for the Global Equity Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                  (f) Subadvisory Agreement with First Pacific Advisors, Inc. for the Select Advisers Mid Cap Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                  (g) Subadvisory Agreement with Pilgrim Baxter & Associates for the Select Advisers Mid Cap Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                  (h) Subadvisory Agreement with Rice, Hall, James & Associates for the Select Advisers Mid Cap Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                  (i) Subadvisory Agreements with Franklin Advisers, Inc., Miller Anderson & Sherred and Neuberger Berman, LLC for the Nationwide Select Advisers Small Cap Growth Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

      (e)   Not Applicable

      (f)   Not applicable.

      (g) Custody Agreement - previously filed with Registration Statement and Post-Effective Amendment, and herein incorporated by reference.

      (h)   (1)   Fund Administration Agreement for the Funds (except the Small
                  Company Fund) previously filed with Post-Effective Amendment to the Registration Statement and herein incorporated by reference.

            (2) Proposed Amended Fund Administration Agreement for the Funds (except the Small Company Fund) .

            (3) Transfer and Dividend Disbursing Agreement -previously filed with the Trust's Registration Statement herein incorporated by reference.

            (4)   Proposed Amendment to Transfer and Dividend Disbursing
                  Agreement.

      (i) Opinion and consent of counsel - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

      (j)   Auditor's Consent to be filed by subsequent Post-Effective
            Amendment.

      (k)   Not applicable.

      (l)   Not applicable.

      (m)   Not applicable.

      (n) Financial Data Schedules to be filed by subsequent Post-Effective Amendment.

      (o)   Not Applicable.

Item 24. Persons Controlled by or Under Common Control with Registrant

      No person is presently controlled by or under common control with Registrant.

Item 25. Indemnification

      Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 24(b)1 above.

Item 26. Business and Other Connections of Investment Adviser

      (a) Nationwide Advisory Services, Inc. (NAS), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Separate Account Trust, and Nationwide Asset Allocation Trust and serves as general distributor to the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, and Nationwide VL Separate Account-D, separate accounts of Nationwide Life Insurance Company, or its subsidiary Nationwide Life and Annuity Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.

            Joseph J. Gasper        Director and President and Chief Operating
                                     Officer

                                    Nationwide Life Insurance Company
                                    Nationwide Life and Annuity Insurance
                                     Company
                                    Nationwide Financial Services, Inc.

                                    Director and Chairman of the Board

                                    Nationwide Investment Services Corporation

                                    Director and Vice Chairman

                                    ALLIED Group Merchant Banking Corporation
                                    ALLIED Life Brokerage Agency, Inc.
                                    ALLIED Life Financial Corporation
                                    ALLIED Life Insurance Company
                                    Nationwide Financial Institution
                                     Distributors Agency, Inc.
                                    Nationwide Global Holdings, Inc.
                                    NEA Valuebuilder Investor Services, Inc.
                                    NEA Valuebuilder Investor Services of
                                     Arizona, Inc.
                                    Nationwide Retirement Solutions, Inc.

                                    Director and President

                                    Nationwide Advisory Services, Inc.
                                    Nationwide Investor Services, Inc.
                                    Nationwide Financial Services (Bermuda) Ltd.

                                    Director

                                    Affiliate Agency, Inc.
                                    Affiliate Agency of Ohio, Inc.
                                    Financial Horizons Distributors Agency of
                                     Alabama, Inc.
                                    Financial Horizons Distributors Agency of
                                     Ohio, Inc.
                                    Financial Horizons Distributors Agency of
                                     Oklahoma, Inc.
                                    Financial Horizons Securities Corporation
                                    Landmark Financial Services of New York,
                                     Inc.
                                    Morley Financial Services, Inc.
                                    Nationwide Indemnity Company

                                    Trustee and Chairman

                                    Nationwide Asset Allocation Trust
                                    Nationwide Separate Account Trust

                                    Trustee and President

                                    Nationwide Insurance Golf Charities, Inc.

                                    Board of Manager

                                    Nationwide Insurance Enterprise Services,
                                     Ltd.

           Dennis W. Click          Vice President and Secretary

                                    Nationwide  Mutual Insurance Company
                                    Nationwide Mutual Fire Insurance Company
                                    Nationwide Life Insurance Company
                                    Nationwide General Insurance Company
                                    Nationwide Property and Casualty Insurance
                                     Company
                                    Nationwide Life and Annuity Insurance
                                     Company
                                    Nationwide Financial Services, Inc.
                                    Nationwide Insurance Enterprise Services,
                                     Ltd.
                                    Nationwide Properties, Ltd.
                                    Nationwide Realty Investors, Ltd.
                                    NEA Valuebuilder Investor Services, Inc.
                                    NEA Valuebuilder Investor Services of
                                     Arizona, Inc.
                                    Nationwide Financial Institution
                                     Distributors Agency, Inc.
                                    AID Finance Services, Inc.
                                    ALLIED General Agency Company
                                    ALLIED Group, Inc.
                                    ALLIED Group Information Systems, Inc.
                                    ALLIED Group Insurance Marketing Company
                                    ALLIED Group Mortgage Company
                                    ALLIED Life Brokerage Agency, Inc.
                                    ALLIED Life Financial Corporation
                                    ALLIED Life Insurance Company
                                    ALLIED Property and Casualty Insurance
                                     Company
                                    AMCO Insurance Company
                                    Depositors  Insurance Company
                                    Midwest Printing Services, Ltd.
                                    Premier Agency, Inc.
                                    Western Heritage Insurance Company
                                    Colonial County Mutual Insurance Company
                                    California Cash Management Company
                                    Colonial Insurance Company of Wisconsin
                                    Gates McDonald & Company
                                    GatesMcDonald Health Plus Inc.
                                    Nationwide Global Holdings, Inc.
                                    Nationwide Cash Management Company
                                    Nationwide Indemnity Company
                                    Nationwide Community Urban Redevelopment
                                     Corporation
                                    Gates, McDonald & Company of Nevada
                                    Gates, McDonald & Company of New York, Inc.
                                    Farmland Mutual Insurance Company
                                    Lone Star General Agency, Inc.
                                    Nationwide Agribusiness Insurance Company
                                    Employers Insurance of Wausau A Mutual
                                     Company
                                    Nationwide Advisory Services, Inc.
                                    Nationwide Investors Services, Inc.
                                    Nationwide Corporation

                                    Nationwide Insurance Enterprise Foundation
                                    Nationwide Investment Services Corporation
                                    Scottsdale Indemnity Company
                                    Scottsdale Insurance Company
                                    Scottsdale Surplus Lines Insurance Company
                                    Wausau Underwriters Insurance Company
                                    Wausau Service Corporation
                                    Wausau Business Insurance Company
                                    Wausau General Insurance Company
                                    Affiliate Agency, Inc.
                                    Affiliate Agency of Ohio, Inc.
                                    Financial Horizons Distributors Agency of
                                      Alabama, Inc.
                                    Financial Horizons Distributors Agency of
                                     Ohio, Inc.
                                    Financial Horizons Distributors Agency of
                                     Oklahoma, Inc.
                                    Financial Horizons Securities Corporation
                                    Landmark Financial Services of New York,
                                     Inc.
                                    NEA Valuebuilder Investor Services of
                                      Alabama, Inc.
                                    NEA Valuebuilder Investor Services of
                                      Montana, Inc.
                                    NEA Valuebuilder Investor Services of
                                      Nevada, Inc.
                                    NEA Valuebuilder Investor Services of Ohio,
                                     Inc.
                                    NEA Valuebuilder Investor Services of
                                     Oklahoma, Inc.
                                    NEA Valuebuilder Investor Services of
                                     Wyoming, Inc.
                                    Nationwide Agency, Inc.
                                    Nationwide Health Plans, Inc.
                                    Nationwide Management Systems, Inc.
                                    MRM Investments, Inc.
                                    NWE, Inc.
                                    National Premium and Benefit
                                      Administration Company
                                    Nationwide Insurance Company of America
                                    Morley Financial Services, Inc.

                                    Assistant Secretary

                                    Pension Associates of Wausau, Inc.
                                    Companies Agency, Inc.
                                    Companies Agency of Alabama, Inc.
                                    Companies Agency Insurance Services of
                                     California
                                    Companies Agency of Georgia, Inc.
                                    Companies Agency of Idaho, Inc.
                                    Companies Agency of Kentucky, Inc.
                                    Companies Agency of New York, Inc.
                                    Companies Agency of Pennsylvania, Inc.
                                    Companies Agency of Phoenix, Inc.
                                    Countrywide Services Corporation
                                    Wausau (Bermuda) Ltd.
                                    Wausau International Underwriters

                                    Vice President and Assistant Secretary

                                    National Casualty Company

                                    Secretary

                                    The Beak and Wire Company

                                    Vice President and Clerk

                                    Healthcare First, Inc.

                                    Clerk

                                    NEA Valuebuilder Services Insurance
                                     Agency, Inc.

                                    Assistant Clerk

                                    Companies Agency of Massachusetts, Inc.

            Dimon R. McFerson       Chairman and Chief Executive
                                    Officer-Nationwide Insurance Enterprise and
                                    Director

                                    Nationwide Mutual Insurance Company
                                    Nationwide Mutual Fire Insurance Company
                                    Nationwide General Insurance Company
                                    Nationwide Property and Casualty Insurance
                                     Company
                                    Nationwide Life Insurance Company
                                    Nationwide Life and Annuity Insurance
                                     Company
                                    ALLIED Group, Inc.
                                    ALLIED Group Merchant Banking Corporation
                                    ALLIED Life Brokerage Agency, Inc.
                                    ALLIED Life Financial Corporation
                                    ALLIED Life Insurance Company
                                    Colonial Insurance Company of Wisconsin
                                    Farmland Mutual Insurance Company
                                    Nationwide Agribusiness Insurance Company
                                    National Casualty Company
                                    Nationwide Financial Services, Inc.
                                    Nationwide Global Holdings, Inc.
                                    Nationwide Indemnity Company
                                    Nationwide Investment Services Corporation
                                    California Cash Management Company
                                    Nationwide Cash Management Company
                                    Employers Insurance of Wausau A Mutual
                                     Company
                                    Scottsdale Indemnity Company
                                    Scottsdale Insurance  Company
                                    Scottsdale Surplus Lines Insurance Company
                                    Wausau Service Corporation
                                    Wausau General Insurance Company
                                    Wausau Business Insurance Company
                                    Wausau Underwriters Insurance Company

                                    Chairman and Chief Executive
                                    Officer-Nationwide Insurance Enterprise,
                                    President and Director

                                    Nationwide Corporation

                                    Chairman of the Board, Chairman and Chief
                                    Executive Officer-Nationwide Insurance
                                    Enterprise and Director

                                    AID Finance Services, Inc.
                                    ALLIED General Agency Company
                                    ALLIED Group Information Systems, Inc.
                                    ALLIED Group Insurance Marketing Company
                                    ALLIED Group Mortgage Company
                                    ALLIED Property and Casualty Insurance
                                     Company
                                    Depositors  Insurance Company
                                    Midwest Printing Services, Ltd.

                                    Premier Agency, Inc.
                                    Western Heritage Insurance Company
                                    American Marine Underwriters, Inc.
                                    Gates, McDonald and Company
                                    Gates McDonald Health Plus, Inc.
                                    Nationwide Investor Services, Inc.
                                    Nationwide Retirement Solutions, Inc.
                                    Companies Agency, Inc.
                                    Companies Agency of Alabama, Inc.
                                    Companies Agency Insurance Services of
                                     California
                                    Companies Agency of Georgia, Inc.
                                    Companies Agency of Idaho, Inc.
                                    Companies Agency of Kentucky, Inc.
                                    Companies Agency of Massachusetts, Inc.
                                    Companies Agency of New York, Inc.
                                    Companies Agency of Pennsylvania, Inc.
                                    Companies Agency of Phoenix, Inc.
                                    Countrywide Services Corporation
                                    Employers Life Insurance Company of
                                     Wausau
                                    Nationwide Advisory Services, Inc.
                                    Nationwide Financial Institution
                                     Distributors Agency, Inc.
                                    Nationwide Insurance Enterprise Services,
                                     Ltd.
                                    Nationwide Insurance Company of America
                                    Wausau International Underwriters
                                    Wausau Preferred Health Insurance Company

                                    Trustee and Chairman

                                    Financial Horizons Investment Trust
                                    Nationwide Investing Foundation
                                    Nationwide Investing Foundation II
                                    Nationwide Investing Foundation III

                                    Chairman of the Board

                                    Nationwide Insurance Golf Charities, Inc.

                                    Chairman of the Board and Director

                                    Lone Star General Agency, Inc.
                                    Nationwide Community Urban Redevelopment
                                     Corporation
                                    NEA Valuebuilder Investor Services, Inc.
                                    NEA Valuebuilder Investor Services of
                                     Arizona, Inc
                                    Colonial County Mutual Insurance Company

                                    Director

                                    Gates, McDonald & Company of Nevada
                                    Gates, McDonald & Company of New York
                                    Healthcare First, Inc.
                                    Morley Financial Services, Inc.
                                    Nationwide Agency, Inc.
                                    Nationwide Health Plans, Inc.
                                    Nationwide Management Systems, Inc.

                                    Chairman of the Board, Chairman and Chief
                                    Executive Officer-Nationwide Insurance
                                    Enterprise and Trustee

                                    Nationwide Insurance Enterprise Foundation

                                    Member-Board of Managers, Chairman of the Board, Chairman and Chief Executive Officer-Nationwide Insurance Enterprise

                                    Nationwide Properties, Ltd.
                                    Nationwide Realty Investors, Ltd.
                                    Nationwide Insurance Enterprise Services,
                                     Ltd.

                                    Chairman and Chief Executive

                                    Officer-Nationwide Insurance Enterprise
                                    Nationwide Insurance Company of Florida

           Robert A. Oakley         Executive Vice President-Chief Financial
                                    Officer

                                    Nationwide Mutual Insurance Company
                                    Nationwide Mutual Fire Insurance Company
                                    Nationwide General Insurance Company
                                    Nationwide Property and Casualty  Insurance
                                     Company
                                    Nationwide Life Insurance Company
                                    Nationwide Life and Annuity Insurance
                                     Company
                                    ALLIED Group. Inc.
                                    ALLIED Life Financial Corporation
                                    American Marine Underwriters, Inc.
                                    Companies Agency, Inc.
                                    Companies Agency of Alabama, Inc.
                                    Companies Agency of Georgia, Inc.
                                    Companies Agency of Idaho, Inc.
                                    Companies Agency of Kentucky, Inc.
                                    Companies Agency of Massachusetts, Inc.
                                    Companies Agency of New York, Inc.
                                    Companies Agency of Pennsylvania, Inc.
                                    Companies Agency of Phoenix, Inc.
                                    Countrywide Services Corporation
                                    Employers Life Insurance Company of Wausau
                                    National Casualty Company
                                    National Premium and Benefit Administration
                                     Company
                                    The Beak and Wire Corporation
                                    Employers Insurance of Wausau A Mutual
                                     Company
                                    Farmland Mutual Insurance Company
                                    Nationwide Financial Institution
                                     Distributors Agency, Inc.
                                    Lone Star General Agency, Inc.
                                    Nationwide Agribusiness Insurance Company
                                    Nationwide Corporation
                                    Nationwide Financial Services, Inc.
                                    Nationwide Investment Services Corporation
                                    Nationwide Investor Services, Inc.
                                    Nationwide Insurance Enterprise Foundation
                                    Nationwide Properties, Ltd.
                                    Nationwide Realty Investors, Ltd.
                                    NEA Valuebuilder Investor Services, Inc.
                                    NEA Valuebuilder Investor Services of
                                     Arizona, Inc.
                                    Colonial County Mutual Insurance Company
                                    Pension Associates of Wausau, Inc.
                                    Nationwide Retirement Solutions, Inc.

                                    Scottsdale Indemnity Company
                                    Scottsdale Insurance Company
                                    Scottsdale Surplus Lines Insurance Company
                                    Wausau Business Insurance Company
                                    Wausau General Insurance Company
                                    Wausau Preferred Health Insurance Company
                                    Wausau Service Corporation
                                    Wausau Underwriters Insurance Company

                                    Director, Chairman of the Board

                                    Neckura Holding Company
                                    Neckura Insurance Company
                                    Neckura Life Insurance Company

                                    Executive Vice President-Chief Financial
                                    Officer and Director

                                    AID Finance Services, Inc.
                                    ALLIED General Agency Company
                                    ALLIED Group Information Systems, Inc.
                                    ALLIED Group Insurance Marketing Company
                                    ALLIED Group Merchant Banking Corporation
                                    ALLIED Group Mortgage Company
                                    ALLIED Life Brokerage Agency, Inc.
                                    ALLIED Life Insurance Company
                                    ALLIED Property and Casualty Insurance
                                     Company
                                    AMCO Insurance Company
                                    Depositors  Insurance Company
                                    Midwest Printing Services, Ltd.
                                    Premier Agency, Inc.
                                    Western Heritage Insurance Company
                                    Colonial Insurance Company of Wisconsin
                                    Nationwide Cash Management Company
                                    Nationwide Community Urban Redevelopment
                                     Corporation
                                    Nationwide Global Holdings, Inc.
                                    Nationwide Insurance Enterprise Services,
                                     Ltd.
                                    MRM Investments, Inc.
                                    Nationwide Advisory Services, Inc.
                                    Nationwide Indemnity Company
                                    Nationwide Insurance Company of America

                                    Executive Vice President

                                    Companies Agency Insurance Services of
                                     California
                                    Wausau International Underwriters

                                    Director and Vice Chairman

                                    Leben Direkt Insurance Company
                                    Neckura General Insurance Company
                                    Auto Direkt Insurance Company

                                    Director

                                    NWE, Inc.
                                    Gates, McDonald & Company
                                    GatesMcDonald Health Plus Inc.
                                    Healthcare First, Inc.

                                    Morley Financial Services,  Inc.

                                    Board of Managers, Executive Vice
                                    President-Chief Financial Officer

                                    Nationwide Insurance Enterprise Services,
                                     Ltd.

            Susan A. Wolken         Senior Vice President - Life Company
                                    Operations

                                    Nationwide Mutual Insurance Company
                                    Nationwide Mutual Fire Insurance Company
                                    Nationwide Property and Casualty Insurance
                                     Company
                                    Nationwide Life Insurance Company
                                    Nationwide Life and Annuity Insurance
                                     Company

                                    Director

                                    Affiliate Agency, Inc.
                                    Affiliate Agency of Ohio, Inc.
                                    Financial Horizons Distributors Agency of
                                     Alabama, Inc.
                                    Financial Horizons Distributors Agency of
                                     Ohio, Inc.
                                    Financial Horizons Distributors Agency of
                                     Oklahoma, Inc.
                                    Financial Horizons Securities Corporation
                                    Landmark Financial Services of New York,
                                     Inc.
                                    Nationwide Advisory Services, Inc.
                                    Nationwide Investment Services Corporation
                                    NEA Valuebuilder Investor Services, Inc.
                                    NEA Valuebuilder Investor Services of
                                     Alabama, Inc.
                                    NEA Valuebuilder Investor Services of
                                     Arizona, Inc.
                                    NEA Valuebuilder Investor Services of
                                     Montana, Inc.
                                    NEA Valuebuilder Investor Services of
                                     Nevada, Inc.
                                    NEA Valuebuilder Investor Services of
                                     Ohio, Inc.
                                    NEA Valuebuilder Investor Services of
                                     Oklahoma, Inc.
                                    NEA Valuebuilder Investor Services of
                                     Wyoming, Inc.
                                    NEA Valuebuilder Services Insurance
                                     Agency, Inc.
                                    Nationwide Retirement Solutions, Inc.
                                    Nationwide Retirement Solutions, Inc. of
                                     Massachusetts
                                    Nationwide Retirement Solutions, Inc. of
                                     Alabama
                                    Nationwide Retirement Solutions, Inc. of
                                     Arkansas
                                    Nationwide Retirement Solutions, Inc. of
                                     Montana
                                    Nationwide Retirement Solutions, Inc. of
                                     New Mexico

            Robert J. Woodward, Jr. Executive Vice President-Chief Investment
                                    Officer

                                    Nationwide Mutual Insurance Company
                                    Nationwide Mutual Fire Insurance Company
                                    Nationwide General Insurance Company
                                    Nationwide Property and Casualty Insurance
                                     Company
                                    Nationwide Life Insurance Company
                                    Nationwide Life and Annuity Insurance
                                     Company
                                    AID Finance Services, Inc.
                                    ALLIED General Agency Company
                                    ALLIED Group, Inc.
                                    ALLIED Group Information Systems, Inc.
                                    ALLIED Group Insurance Marketing Company

                                    ALLIED Group Merchant Banking Corporation
                                    ALLIED Life Brokerage Agency, Inc.
                                    ALLIED Life Financial Corporation
                                    ALLIED Life Insurance Company
                                    ALLIED Property and Casualty Insurance
                                     Company
                                    AMCO Insurance Company
                                    Depositors  Insurance Company
                                    Midwest Printing Services, Ltd.
                                    Premier Agency, Inc.
                                    Western Heritage Insurance Company
                                    Colonial County Mutual Insurance Company
                                    Colonial Insurance Company of Wisconsin
                                    Employers Insurance of Wausau A Mutual
                                     Company
                                    Employers Life Insurance Company of Wausau
                                    Farmland Mutual Insurance Company
                                    Gates, McDonald & Company
                                    GatesMcDonald Health Plus, Inc.
                                    Lone Star General Agency, Inc.
                                    National Casualty Company
                                    Nationwide Financial Services, Inc.
                                    Nationwide Agribusiness Insurance Company
                                    Nationwide Insurance Company of America
                                    Nationwide Corporation
                                    Nationwide Insurance Enterprise Foundation
                                    Nationwide Insurance Enterprise Services,
                                     Ltd.
                                    Nationwide Investment Services Corporation
                                    Pension Associates of Wausau, Inc.
                                    Nationwide Retirement Solutions, Inc.
                                    Scottsdale Indemnity Company
                                    Scottsdale Insurance Company
                                    Scottsdale Surplus Lines Insurance Company
                                    Wausau Business Insurance Company
                                    Wausau General Insurance Company
                                    Wausau Preferred Health Insurance Company
                                    Wausau Service Corporation
                                    Wausau Underwriters Insurance Company

                                    Director

                                    Morley Financial Services, Inc.
                                    Nationwide Global Holdings, Inc.
                                    Nationwide Investors Services, Inc.

                                    Member-Board of Managers and Vice Chairman

                                    Nationwide Properties, Ltd.
                                    Nationwide Realty Investors, Ltd.

                                    Director and President

                                    California Cash Management Company
                                    MRM Investments, Inc.
                                    Nationwide Cash Management Company
                                    Nationwide Community Urban Redevelopment
                                     Corporation
                                    NWE, Inc.

                                    Director, Executive Vice President-Chief
                                    Investment Officer

                                    Nationwide Indemnity Company
                                    Nationwide Advisory Services, Inc.
                                    Nationwide Insurance Company of America

                                    Director, Vice Chairman and Executive
                                    Vice President-Chief Investment Officer

                                    ALLIED Group Mortgage Company

                                    Trustee and Vice Chairman

                                    Nationwide Asset Allocation Trust
                                    Nationwide Separate Account Trust

           James F. Laird, Jr.      Vice President and General Manager

                                    Nationwide Advisory Services, Inc.

                                    Vice President and General Manager and
                                    Director

                                    Nationwide Investors Services, Inc.

                                    Treasurer

                                    Nationwide Investing Foundation

                                    Nationwide Separate Account Trust
                                    Nationwide Investing Foundation II
                                    Financial Horizons Investment Trust
                                    Nationwide Asset Allocation Trust
                                    Nationwide Investing Foundation III

           Christopher A. Cray      Treasurer

                                    Nationwide Advisory Services, Inc.
                                    Nationwide Investors Services, Inc.

                                    Assistant Treasurer

                                    Nationwide Investing Foundation
                                    Nationwide Separate Account Trust
                                    Nationwide Investing Foundation III
                                    Financial Horizons Investment Trust
                                    Nationwide Asset Allocation Trust

           Elizabeth A. Davin       Secretary

                                    Nationwide Asset Allocation Trust
                                    Nationwide Separate Account Trust
                                    Nationwide Investing Foundation III

                                    Assistant Secretary

                                    Nationwide Advisory Services, Inc.
                                    Nationwide Investing Foundation
                                    Nationwide Investing Foundation II
                                    Nationwide Investors Services, Inc.

           Patricia J. Smith        Assistant Secretary

                                    Nationwide Advisory Services, Inc.
                                    Nationwide Horizons Investment Trust
                                    Nationwide Investing Foundation
                                    Nationwide Investing Foundation II
                                    Nationwide Investing Foundation III
                                    Nationwide Investors Services, Inc.
                                    Nationwide Separate Account Trust
                                    Nationwide Asset Allocation Trust

            Edwin P. McCausland,    Sr.  Vice  President - Fixed Income
             Jr.                    Securities

                                    Nationwide Mutual Insurance Company
                                    Nationwide Mutual Fire Insurance Company
                                    Nationwide General Insurance Company
                                    Nationwide Property and Casualty Insurance
                                     Company
                                    Nationwide Life Insurance Company
                                    Nationwide Life and  Annuity Insurance
                                     Company
                                    Nationwide Advisory Services, Inc.
                                    AID Finance Services, Inc.
                                    ALLIED General Agency Company
                                    ALLIED Group, Inc.
                                    ALLIED Group Information Systems, Inc.
                                    ALLIED Group Insurance Marketing Company
                                    ALLIED Group Merchant Banking Corporation
                                    ALLIED Group Mortgage Company
                                    ALLIED Life Brokerage Agency, Inc.
                                    ALLIED Life Financial Corporation
                                    ALLIED Life Insurance Company
                                    ALLIED Property and Casualty Insurance
                                     Company
                                    AMCO Insurance Company
                                    Depositors  Insurance Company
                                    Midwest Printing Services, Ltd.
                                    Premier Agency, Inc.
                                    Western Heritage Insurance Company
                                    Colonial Insurance Company of Wisconsin
                                    Nationwide Cash Management Company
                                    Nationwide Indemnity Company
                                    Nationwide Insurance Enterprise Foundation
                                     Morley Financial Services, Inc.
                                    Employers  Insurance  of  Wausau  A Mutual
                                     Company
                                    Employers Life Insurance Company of Wausau
                                    Farmland Mutual Insurance Company Gates,
                                    McDonald & Company GatesMcDonald Health
                                    Plus, Inc. National Casualty Company
                                    Nationwide Agribusiness Insurance Company
                                    Scottsdale Indemnity Company
                                    Scottsdale Insurance Company
                                    Scottsdale Surplus Lines Insurance Company
                                    Nationwide Insurance Company of America
                                    Wausau Business Insurance Company

                                    Wausau General Insurance Company
                                    Wausau Preferred Health Insurance Company
                                    Wausau Service Corporation
                                    Wausau Underwriters Insurance Company

                                    Assistant Treasurer

                                    Financial Horizons Investment Trust
                                    Nationwide Asset Allocation Trust
                                    Nationwide Investing Foundation
                                    Nationwide Investing Foundation II
                                    Nationwide Investing Foundation III
                                    Nationwide Separate Account Trust

            Joseph P. Rath          Vice President - Product and Market
                                    Compliance

                                    Nationwide Mutual Insurance Company
                                    Nationwide Mutual Fire Insurance Company
                                    Nationwide Property and Casualty Insurance
                                     Company
                                    Nationwide Life Insurance Company
                                    Nationwide Life and Annuity Insurance
                                     Company

                                    Vice President-Compliance

                                    Nationwide Advisory Services, Inc.
                                    Nationwide Investment Services Corporation

                                    Vice President-Chief Compliance Officer

                                    Nationwide Financial Services, Inc.

            William G. Goslee       Vice President

                                    Nationwide Advisory Services, Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of Wisconsin
5525 Park Center Circle
Dublin, Ohio 43017

Employers Insurance of Wausau A Mutual Company
2000 Westwood Drive
Wausau, Wisconsin 54401-7881

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110

Scottsdale, Arizona 85261-4110

National Casualty Company
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura General Insurance Company
Neckura Holding Company
Neckura Insurance Company
Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Public Employees Benefit Services Corporation
Two Nationwide Plaza
Columbus, Ohio 43215

Nationwide Advisory Services, Inc.
Nationwide Investors Services, Inc.
Three Nationwide Plaza,
Columbus, Ohio 43215

Morley Financial Services, Inc.
5665 S.W. Meadows Rd., Suite 400
Lake Oswego, Oregon  97035

(b) Information for the Subadvisers

      (1)   The Dreyfus Corporation

            The Dreyfus Corporation ("Dreyfus") acts as subadvisor to the Small Company Fund and the Small Cap Value Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

      (2)   Neuberger Berman, LLC

            Neuberger Berman, LLC ("Neuberger Berman") acts as subadviser to the Small Company Fund and the Select Advisors Small Cap Growth Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this
            Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

      (3)   Strong Capital Management, Inc.

            Strong Capital Management, Inc. ("Strong"), acts as subadviser to the Small Company Fund, the Strategic Growth Fund and the Strategic Value Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Strong, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strong (SEC File No. 801-10724).

      (4)   Warburg, Pincus Asset Management, Inc.

            Warburg, Pincus Asset Management, Inc. ("Warburg") acts as subadviser to the Small Company Fund and investment adviser to a number of other registered investment companies. Warburg renders investment advice to a wide variety of individual and institutional investors. The list required by this Item 26 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

      (5)   Lazard Asset Management

            Lazard Asset Management ("Lazard") acts as subadviser to the Small Company Fund and investment adviser to a number of other registered investment companies. Lazard renders investment advice to a wide variety of individual and institutional investors. The list required by this Item 26 of officers and directors of Lazard, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Lazard (SEC File No. 801-6568).

      (6)   NCM Capital Management Group, Inc.

            NCM Capital Management Group, Inc. ("NCM") is a registered investment adviser which provides investment advisory services to individuals and institutional clients, including acting as subadviser to the Income Fund. NCM also serves as subadviser to other investment companies registered under the Investment Company of 1940; these investment companies are unaffiliated with NCM except as a result of these subadvisory relationships. The list required by
            Item 26 of Officers and directors of NCM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by NCM (SEC File No. 801-28196).

      (7)   Smith Graham & Co. Asset Managers, L.P.

            Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") acts as subadviser to the Income Fund and is a registered investment adviser which offers investment advisory services to corporations, pension and profit sharing plans, as well as foundations, Taft Hartley plans, banks, thrift institutions, trust, estates and/or charitable organizations and individuals. Smith Graham also serves as subadviser to the American Odyssey Short-Term Bond Fund, an investment company registered under the Investment Company of 1940; this investment company is unaffiliated with Smith Graham except as a result of this subadvisory relationship. The list required by Item 26 of Officers and directors of Smith Graham together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Smith Graham (SEC File No. 801-36485).

      (8)   Schafer Capital Management , Inc.

            Schafer Capital Management, Inc., acts as subadviser to the Strategic Value Fund and as investment adviser to certain other clients. David K. Schafer, a director and officer of Schafer Capital Management, Inc., is also Chairman of the Board of Schafer Cullen Capital Management, Inc., 645 Fifth Ave, New York, New York 10022. James D. Cullen, an officer of Schafer Capital Management Inc., is also President of Schafer Cullen Capital Management, Inc. Schafer Cullen Capital Management , Inc. is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

      (9)   Federated Investment Counseling

            Federated Investment Counseling, the Subadviser to Equity Income Fund and High Income Bond Fund, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The Subadvisor serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Subadviser and other subsidiaries of Federated Investors is approximately $110 billion. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

      (10)  Salomon Brothers Asset Management, Inc.

            Salomon Brothers Asset Management, Inc. acts as subadviser to the Balanced Fund and the Multi Sector Bond Fund. The list required by this Item 26 of officers and directors of Salomon Brothers Asset Management, Inc.("SBAM"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by SBAM and SBAM Limited pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-32046 and 801-43335.)

      (11) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, is subadviser to the Global Equity Fund, a wholly owned subsidiary of J. P. Morgan & Co. Incorporated. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

            To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

      (12) Pilgrim Baxter & Associates, Ltd. is subadviser to the Select Advisers Mid Cap Fund. The list required by Item 26 of officers and directors of Pilgrim Baxter & Associates, Ltd., together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Pilgrim Baxter & Associates Ltd. (SEC File No. 801-48872).

      (13) First Pacific Advisers, Inc. is subadviser to the Select Advisers Mid Cap Fund. During the last two fiscal years, First Pacific Advisors, Inc., the investment subadviser to Registrant ("Subadviser"), has not engaged in any other business in a substantial nature except as investment adviser to Source Capital, Inc. ("Source"), a registered closed-end investment company; as investment adviser to FPA Capital Fund, Inc. ("Capital"), FPA New Income, Inc. ("New Income"), FPA Paramount Fund, Inc. ("Paramount"), FPA Perennial Fund, Inc. ("Perennial"), and UAM/FPA Crescent Portfolio, each a registered open-end investment company; and as investment adviser to institutional accounts. The list required by
            Item 26 of Officers and directors of First Pacific Advisers, Inc., together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by First Pacific Advisers, Inc. (SEC File No. 801-39512).

      (14) Rice, Hall, James & Associates is subadviser to the Select Advisers Mid Cap Fund. The list required by Item 26 of officers and directors of Rice, Hall, James & Associates together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Rice, Hall James & Associates (SEC File No. 801-30441).

      (15) Franklin Advisers, Inc. is subadviser to the Select Advisers Small Cap Growth Fund. The list required by this Item 26 of the officers and directors of Franklin Advisers, Inc.("Franklin"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Franklin pursuant to the Investment Company Act of 1940 (SEC File No. 801-26292).

      (16) Miller, Anderson & Sherrerd, LLP is subadviser to the Select Advisers Small Cap Growth Fund. The list required by this Item 26 of the officers and directors of Miller, Anderson & Sherred, LLP ("MAS"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MAS pursuant to the Investment Company Act of 1940 (SEC File No. 801-10437).

Item 27. Principal Underwriters

         (a) Not applicable.
         (b) Not applicable.
         (c) Not applicable.

Item 28. Location of Accounts and Records

         James F. Laird, Jr.
         Nationwide Advisory Services, Inc.
         Three Nationwide Plaza
         Columbus, OH 43215

Item 29. Undertakings

         (a) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 28 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this twenty sixth day of February 1999.

                        NATIONWIDE SEPARATE ACCOUNT TRUST

                             By: JAMES F. LAIRD, JR.
                                 ----------------------------
                             James F. Laird, Jr., Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 28 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE TWENTY SIXTHDAY OF FEBRUARY 1999.

Signature & Title
--------------------------------------------------
Principal Executive Officer

JOSEPH J. GASPER*
--------------------------------------------------
Joseph J. Gasper, Trustee and Chairman

ROBERT J. WOODWARD, JR.*
--------------------------------------------------
Robert J. Woodward, Jr., Trustee and Vice Chairman

Principal Accounting and Financial Officer

JAMES F. LAIRD, JR.
--------------------------------------------------
James F. Laird, Jr., Treasurer

JOHN C. BRYANT*
--------------------------------------------------
John C. Bryant, Trustee

C. BRENT DEVORE*
--------------------------------------------------
C. Brent DeVore, Trustee

ROBERT M. DUNCAN*
--------------------------------------------------
Robert M. Duncan, Trustee

THOMAS J. KERR, IV*
--------------------------------------------------
Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRIDLER*
--------------------------------------------------
Douglas F. Kridler, Trustee

SUE DOODY*
--------------------------------------------------
Sue Doody, Trustee

DAVID C. WETMORE*
--------------------------------------------------
David C. Wetmore, Trustee

*By: JAMES F. LAIRD, JR.
     ---------------------------------------------
     James F. Laird, Jr., Attorney-In-Fact